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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08555

     Evergreen Money Market Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an annual filing for eight of its series, Evergreen California Municipal Money Market Fund, Evergreen Money Market Fund, Evergreen Municipal Money Market Fund, Evergreen New Jersey Municipal Money Market Fund, Evergreen New York Municipal Money Market Fund, Evergreen Pennsylvania Municipal Money Market Fund, Evergreen Treasury Money Market Fund and Evergreen U.S. Government Money Market Fund, for the year ended January 31, 2008. These eight series have a January 31 fiscal year end.

Date of reporting period: January 31, 2008

Item 1 - Reports to Stockholders.

California Municipal Money Market Fund

Evergreen

CALIFORNIA MUNICIPAL MONEY MARKET FUND

Annual Report
as of January 31, 2008

Evergreen Investments™
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
23	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
24	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

March 2008

Dennis H. Ferro

President and Chief
Executive Officer

Dear Shareholder:

We are pleased to provide the Annual Report for Evergreen California Municipal Money Market Fund for the twelve-month period ended January 31, 2008.

Investors in capital markets faced an increasingly challenging environment over the twelve-month period ended January 31, 2008. Problems in the housing and subprime mortgage markets led to a tightening of credit, which in turn contributed to widening fears of a dramatic deceleration in the economy’s expansion. Faced with these concerns, fixed income investors sought out the highest-quality securities and avoided credit risk. Longer-maturity Treasuries outperformed other sectors, while the prices of corporate bonds and many asset-backed securities fell as the yield spreads between Treasuries and lower-rated securities widened. At the same time, equity prices were undermined by the combination of weaker economic growth and disappointing profits. In this environment, the price of gold surged while the dollar remained weak.

The U.S. economy exhibited increasing signs of weakness in the latter half of 2007 and the first month of 2008 after experiencing solid growth early in 2007. Although housing and credit-related concerns began weighing on investor sentiment early in the year, the economy’s growth trajectory continued to be supported early in 2007 by the combination of solid trends in employment, income, investment and export trends. That began to change in the latter months of 2007, however, as each of these pillars of support began to weaken.

1

LETTER TO SHAREHOLDERS continued

Growth in Gross Domestic Product rose by just 0.6% during the final quarter of 2007 as economic output slowed because of a sharp reduction in business inventories. The rate of corporate earnings growth, meanwhile, declined over the second half of 2007. Payrolls dropped by 17,000 in January 2008, contributing to growing concerns about the outlook for consumer spending, which accounts for up to 70% of economic output. Faced with growing evidence of the economy’s deceleration, the Federal Reserve Board (the “Fed”) began to focus more on stimulating growth and less on watching inflation. The Fed cut the target fed funds rate from 5.25% to 4.25% during the last four months of 2007 and then slashed the rate by an additional 1.25% in two separate actions within just eight days of each other in January 2008. Also in early 2008, Congress passed, and President Bush signed, a $168 billion fiscal stimulus bill that contained rebates for taxpayers, tax breaks for businesses and additional assistance for Social Security recipients and disabled veterans.

Over the twelve-month period ended January 31, 2008, the management teams of Evergreen’s money market funds held to their discipline, seeking competitive income through investments in high-quality, short-term securities while retaining an emphasis on capital preservation.

We believe the experiences in the investment markets during the past twelve months have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

2

LETTER TO SHAREHOLDERS continued

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the Financial Industry Regulatory Authority (FINRA).

3

FUND AT A GLANCE

as of January 31, 2008

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• Mathew M. Kiselak†

• Ladson Hart

PERFORMANCE AND RETURNS*

Portfolio inception date: 9/24/2001

	Class A	Class S	Class I
Class inception date	9/24/2001	9/24/2001	9/24/2001

Nasdaq symbol	ECMXX	N/A	ECUXX

Average annual return

1-year	2.91%	2.65%	3.22%

5-year	1.67%	1.43%	1.98%

Since portfolio inception	1.52%	1.28%	1.85%

7-day annualized yield	2.16%	1.91%	2.46%

30-day annualized yield	2.31%	2.06%	2.61%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Class S. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

The fund incurs a 12b-1 fee of 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee.

The advisor is reimbursing a portion of the 12b-1 fee for Class S. Had the fee not been reimbursed, returns for Class S would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

†Effective December 10, 2007, Mr. Kiselak replaced Diane C. Beaver as lead portfolio manager of the fund.

4

FUND AT A GLANCE continued

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) to certain mutual fund wrap program clients of Wachovia Securities and of third-party broker/dealers when purchased through a clearing relationship with Wachovia Securities or an affiliate providing mutual fund clearing services, (3) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (4) to certain institutional investors, and (5) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class S shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund’s distributor.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

Yields are based on net investment income for the stated periods and annualized.

All data is as of January 31, 2008, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2007 to January 31, 2008.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	8/1/2007	1/31/2008	Period*

Actual
Class A	$1,000.00	$1,014.43	$4.72
Class S	$1,000.00	$1,013.18	$6.04
Class I	$1,000.00	$1,016.00	$3.25
Hypothetical
(5% return
before expenses)
Class A	$1,000.00	$1,020.52	$4.74
Class S	$1,000.00	$1,019.21	$6.06
Class I	$1,000.00	$1,021.98	$3.26

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.93% for Class A, 1.19% for Class S and 0.64% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

		Year Ended January 31,

CLASS A	2008	2007	2006	2005	2004

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.03	0.03	0.02	0.01	0

Distributions to shareholders from
Net investment income	(0.03)	(0.03)	(0.02)	(0.01)	0[1]

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	2.91%	2.74%	1.78%	0.56%	0.40%

Ratios and supplemental data
Net assets, end of period (thousands)	$17,135	$17,635	$30,405	$56,228	$87,673
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.93%	0.93%	0.94%	0.94%	0.94%
Expenses excluding waivers/reimbursements and expense reductions	0.93%	0.93%	0.94%	0.96%	0.96%
Net investment income (loss)	2.82%	2.65%	1.68%	0.53%	0.41%

1 Amount represents less than $0.005 per share.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

		Year Ended January 31,

CLASS S	2008	2007	2006	2005	2004

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.03	0.02	0.02	0	0

Distributions to shareholders from
Net investment income	(0.03)	(0.02)	(0.02)	0[1]	0[1]

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	2.65%	2.49%	1.56%	0.30%	0.19%

Ratios and supplemental data
Net assets, end of period (thousands)	$285,234	$217,551	$191,144	$172,467	$25,427
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.19%	1.18%	1.17%	1.16%	1.15%
Expenses excluding waivers/reimbursements and expense reductions	1.24%	1.23%	1.25%	1.23%	1.26%
Net investment income (loss)	2.56%	2.43%	1.54%	0.53%	0.20%

1 Amount represents less than $0.005 per share.

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

		Year Ended January 31,

CLASS I	2008	2007	2006	2005	2004

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.03	0.03	0.02	0.01	0.01

Distributions to shareholders from
Net investment income	(0.03)	(0.03)	(0.02)	(0.01)	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	3.22%	3.05%	2.09%	0.87%	0.70%

Ratios and supplemental data
Net assets, end of period (thousands)	$4,427	$1,289	$1,531	$3,622	$11,447
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.64%	0.63%	0.64%	0.65%	0.64%
Expenses excluding waivers/reimbursements and expense reductions	0.64%	0.63%	0.64%	0.67%	0.66%
Net investment income (loss)	3.12%	2.99%	1.95%	0.74%	0.69%

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

January 31, 2008

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 99.3%
AIRPORT 0.5%
Minneapolis & St. Paul, MN Metro. Arpt. Commission RB, Ser. 2008-A, 5.00%,
01/01/2009	$ 1,500,000	$1,523,416

EDUCATION 2.1%
California CDA RB, Biola Univ. Proj., Ser. B, 2.02%, VRDN, (SPA: BNP Paribas SA)	2,650,000	2,650,000
Coast Cmnty. College Dist. of California RB, Ser. 45, 2.26%, VRDN, (Insd. by FSA &
Liq.: Goldman Sachs Group, Inc.)	2,495,000	2,495,000
Merrill Lynch Puttable Option Tax-Exempt Receipts, 3.00%, VRDN, (Insd. by MBIA
& SPA: Merrill Lynch & Co., Inc.)	1,325,000	1,325,000

		6,470,000

GENERAL OBLIGATION - LOCAL 7.3%
Coast Cmnty. College Dist. of California GO, Ser. 58 Z, 2.26%, VRDN, (Insd. by
Goldman Sachs Group, Inc.)	5,250,000	5,250,000
Imperial, CA Cmnty. College Proj. GO, Deutsche Bank Spears Trust, Ser. 444,
3.24%, VRDN, (Insd. by FGIC & Liq.: Deutsche Bank)	2,725,000	2,725,000
Sierra, CA Deutsche Bank Spears Trust GO, 2.23%, VRDN, (Insd. by MBIA & Liq.:
Deutsche Bank)	14,530,000	14,530,000

		22,505,000

GENERAL OBLIGATION - STATE 7.4%
California GO RAN, 4.00%, 06/30/2008	5,000,000	5,012,676
California GO ROC RR-II-R-622PB, 4.37%, VRDN, (Insd. by AMBAC & Liq.: PB
Capital Corp.)	2,465,000	2,465,000
California GO, PFOTER:
2.10%, VRDN, (Insd. by MBIA & Liq.: Societe Generale)	1,625,000	1,625,000
Ser. 1011, 2.60%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	3,420,000	3,420,000
Ser. 1017, 2.60%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	9,355,000	9,355,000
Massachusetts Bay Trans. Auth. MTC GO, Ser. SG-156, 1.85%, VRDN, (Liq.: Societe
Generale)	700,000	700,000

		22,577,676

HOSPITAL 0.7%
Glendale, CA Hosp. RB, Ser. 590, 3.42%, VRDN, (Liq.: Morgan Stanley & LOC:
MBIA)	2,100,000	2,100,000

HOUSING 20.0%
California HFA Home Mtge. RB:
Ser. J, 2.05%, VRDN, (Insd. by FSA & LOC: Lloyds TSB Group plc)	105,000	105,000
Ser. U, 2.90%, VRDN, (Insd. by MBIA & LOC: Bank of New York Mellon Corp.)	5,000	5,000
California Rural Home Mtge. Fin. Auth. SFHRB, Ser. A, 2.09%, VRDN, (SPA: Dexia
SA)	7,015,000	7,015,000
Class B Revenue Bond Cert. Trust RB, Ser. 2002-01, 2.42%, VRDN, (Liq.: American
Intl. Group, Inc.)	7,000,000	7,000,000
FHLMC MHRB:
Ser. M001, Class A, 2.40%, VRDN, (Insd. by & Liq.: FHLMC)	2,924,048	2,924,048
Ser. M007, Class A, 2.40%, VRDN, (Insd. by & Liq.: FHLMC)	10,943,815	10,943,815

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

January 31, 2008

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Merrill Lynch Puttable Option Tax-Exempt Receipts:
Class A, 2.35%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	$815,000	$815,000
Class F, 2.15%, VRDN, (Gtd. by & SPA: Lloyds TSB Group plc)	4,130,000	4,130,000
Ser. EC-002, 2.35%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	73,000	73,000
Oakland, CA Redev. Agcy. MHRB, 2.80%, VRDN, (LOC: Lloyds TSB Group plc)	8,900,000	8,900,000
Rohnert Park, CA Cmnty. Dev. RB, ROC RR-II-R-881, Commission Tax Allocation,
4.76%, VRDN, (Insd. by FGIC & Liq.: CitiBank, NA)	10,000,000	10,000,000
Royal Bank of Canada Muni. Trust Cert. Floater RB, Ser. E-1, 2.35%, VRDN, (LOC:
Royal Bank of Canada)	8,275,000	8,275,000
Simi Valley, CA MHRB, 2.12%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	1,295,000	1,295,000

		61,480,863

INDUSTRIAL DEVELOPMENT REVENUE 10.8%
California CDA IDRB, Santos Proj., Ser. A, 3.05%, VRDN, (LOC: California Bank &
Trust)	2,860,000	2,860,000
California CDA RB, Triple H Investors Proj., 3.00%, VRDN, (LOC: Union Bank of
California)	520,000	520,000
California EDA RB, Killion Inds. Proj., 2.47%, VRDN, (LOC: Union Bank of
California)	2,580,000	2,580,000
California Infrastructure & Econ. Dev. Bank IDRB:
Bonny Doon Winery, Inc. Proj., Ser. A, 2.25%, VRDN, (LOC: Comerica, Inc.)	3,000,000	3,000,000
Haig Precision Manufacturing Corp., 2.45%, VRDN, (SPA: Bank of the West)	2,030,000	2,030,000
Lance Camper Manufacturing Corp.:
Ser. 2000A, 2.30%, VRDN, (LOC: Comerica, Inc.)	4,000,000	4,000,000
Ser. 2000B, 2.30%, VRDN, (LOC: Comerica, Inc.)	270,000	270,000
Surtec, Inc. Proj., Ser. A, 2.25%, VRDN, (LOC: Comerica, Inc.)	1,830,000	1,830,000
Douglas Cnty., GA IDRB, Electrical Fiber Sys. Proj., 2.45%, VRDN, (LOC: Regions
Finl. Corp.)	1,600,000	1,600,000
Frankfort, IN EDRB, Gen. Seating of America Proj., 3.60%, VRDN, (LOC: Dai-Ichi
Kangyo Bank, Ltd.)	1,275,000	1,275,000
Los Angeles, CA IDA Empowerment Zone Facs. RB, AAA Packing and Shipping
Proj., Ser. 2000, 2.25%, VRDN	3,000,000	3,000,000
Riverside Cnty., CA IDRB:
Empowerment Zone Facs., Guy Evans, Inc. Proj., 2.35%, VRDN, (LOC:
California Bank & Trust)	6,080,000	6,080,000
Triple H Processors Proj., 2.50%, VRDN, (LOC: Union Bank of California)	1,320,000	1,320,000
Riverside Cnty., CA IDRRB, Advance Business Graphics:
Ser. A, 2.27%, VRDN, (LOC: California State Teachers’ Retirement Sys. & Union
Bank of California)	1,450,000	1,450,000
Ser. B, 2.27%, VRDN, (LOC: California State Teachers’ Retirement Sys. & Union
Bank of California)	1,300,000	1,300,000

		33,115,000

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

January 31, 2008

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
LEASE 2.0%
Branch Bank & Trust Co. Muni. Trust Floater RB, Ser. 1006, 2.38%, VRDN, (LOC:
Branch Bank & Trust Co.)	$ 1,860,000	$1,860,000
Midway, CA Sch. Dist. COP, Refinancing Proj., Ser. 2000, 2.25%, VRDN, (LOC:
Union Bank of California)	4,330,000	4,330,000

		6,190,000

MISCELLANEOUS REVENUE 14.6%
Brazoria Cnty., TX Harbor Navigation Dist. RRB, Dow Chemical Co. Proj., Ser. A-4,
5.20%, 05/15/2008, (Gtd. by Dow Chemical Co.)	1,500,000	1,504,955
California Infrastructure EDRB, Society for the Blind Proj., 2.30%, VRDN, (LOC:
U.S. Bank)	2,275,000	2,275,000
California Pollution Ctl. Fin. Auth. Solid Waste Disposal RB:
Carlos Echeverria & Sons Proj., 2.48%, VRDN, (LOC: KeyCorp)	3,500,000	3,500,000
Dairy & Poso Creek Proj., 2.48%, VRDN, (SPA: Bank of the West)	3,000,000	3,000,000
George & Jennifer Deboer Trust, 2.43%, VRDN, (LOC: Wells Fargo & Co.)	2,500,000	2,500,000
Heritage Dairy Proj., 2.43%, VRDN, (LOC: Wells Fargo & Co.)	1,500,000	1,500,000
John B. & Ann M. Verwey Proj., 2.48%, VRDN, (LOC: Bank of America Corp.)	3,400,000	3,400,000
Milk Time Dairy Farms Proj., 2.48%, VRDN, (SPA: Bank of the West)	1,400,000	1,400,000
Gulf Coast of Texas Waste Disposal Auth. PCRB, Amoco Oil Co. Proj., Ser. 1994,
1.87%, VRDN, (Gtd. by BP plc)	2,700,000	2,700,000
Indiana Bond Bank RB, Advance Funding Program Notes, Ser. A, 3.00%,
01/30/2009, (LOC: Bank of New York Mellon Corp.)	10,000,000	10,087,858
JPMorgan Chase & Co. RB, PUTTER, Ser. 2382, 2.70%, VRDN, (Insd. by MBIA &
Liq.: JPMorgan Chase & Co.)	5,190,000	5,190,000
Pennsylvania EDFA Wastewater Treatment RRB, Sunoco, Inc. Proj., 2.44%, VRDN,
(Gtd. by Sunoco, Inc.)	2,200,000	2,200,000
Puerto Rico Med. & Env. Pollution Ctl. Facs. RB, Becton Dickinson & Co., 4.00%,
03/01/2008, (Gtd. by Becton Dickinson & Co.)	5,640,000	5,640,000

		44,897,813

RESOURCE RECOVERY 4.5%
California Pollution Ctl. Fin. Auth. Solid Waste Disposal RB:
BLT Enterprises Proj., Ser. A, 2.40%, VRDN, (LOC: Union Bank of California)	7,280,000	7,280,000
Napa Recycling & Waste, Ser. A, 2.40%, VRDN, (LOC: Union Bank of
California)	4,675,000	4,675,000
Rewar-Penas Disposal Proj., Ser. A, 2.10%, VRDN, (LOC: Comerica, Inc.)	1,345,000	1,345,000
South Lake Refuse Co. Proj., Ser. A, 2.40%, VRDN, (LOC: Comerica, Inc.)	335,000	335,000

		13,635,000

SPECIAL TAX 7.7%
Austin Trust Cert., Ser. 2007-315, 2.26%, VRDN, (Liq.: Bank of America Corp. &
LOC: State Street Bank)	6,725,000	6,725,000
Puerto Rico Funding Corp. Sales Tax RB, ROC RR-II-R-11147, Class A, 3.78%,
VRDN, (Insd. by AMBAC & Liq.: CitiBank, NA)	16,850,000	16,850,000

		23,575,000

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

January 31, 2008

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
STUDENT LOAN 1.5%
North Carolina Student Edl. Assistance Auth. RB, Branch Bank & Trust Muni. Trust,
Ser. 2065, 2.60%, VRDN, (LOC: Branch Bank & Trust Co.)	$ 4,495,000	$4,495,000

TOBACCO REVENUE 12.1%
Golden State Tobacco Muni. Securities Trust Cert. RB, Ser. 7045, 3.75%, VRDN,
(Liq.: Bear Stearns Cos.) 144A	22,000,000	22,000,000
Municipal Securities Trust Cert. RB, Ser. 7021, Class A, 4.00%, VRDN, (Insd. by
FGIC & Liq.: Bear Stearns Cos.) 144A	15,000,000	15,000,000

		37,000,000

UTILITY 7.8%
Delaware EDA RB, Delmarva Power & Light Co. Proj., 2.29%, VRDN, (Gtd. by
Delmarva Power & Light Co.)	1,800,000	1,800,000
Long Beach, CA RB, Natural Gas Proj.:
Ser. 2133, 2.34%, VRDN, (Gtd. by Morgan Stanley)	10,000,000	10,000,000
Ser. 2143, 2.34%, VRDN, (Gtd. by Morgan Stanley)	5,000,000	5,000,000
Mobile, AL IDRB, Alabama Power Co., Barry Plant Proj., Ser. B, 1.91%, VRDN, (Gtd.
by Alabama Power Co.)	1,000,000	1,000,000
New Hampshire Business Fin. Auth. PCRRB, The United Illuminating Co. Proj.,
Ser. A, 3.90%, 12/01/2008, (Insd. by AMBAC)	3,500,000	3,500,000
Puerto Rico Elec. Power Auth. RB:
ROC RR-II-R-11101CE, 2.32%, VRDN, (Liq.: CitiBank, NA)	900,000	900,000
ROC RR-II-R-11102CE, 2.32%, VRDN, (Liq.: CitiBank, NA)	1,800,000	1,800,000

		24,000,000

WATER & SEWER 0.3%
Hanford, CA Sewer RB, Ser. A, 2.19%, VRDN, (Gtd. by California State Teachers’
Retirement Sys.)	995,000	995,000

Total Investments (cost $304,559,768) 99.3%		304,559,768
Other Assets and Liabilities 0.7%		2,236,626

Net Assets 100.0%		$306,796,394

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit, liquidity guarantees, security purchase agreements, tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
VRDN	Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at January 31, 2008.

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

January 31, 2008

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.	LOC	Letter of Credit
CDA	Community Development Authority	MBIA	Municipal Bond Investors Assurance Corp.
COP	Certificates of Participation	MHRB	Multifamily Housing Revenue Bond
EDA	Economic Development Authority	MTC	Municipal Trust Certificates
EDFA	Economic Development Finance Authority	PCRB	Pollution Control Revenue Bond
EDRB	Economic Development Revenue Bond	PCRRB	Pollution Control Refunding Revenue Bond
FGIC	Financial Guaranty Insurance Co.	PFOTER	Puttable Floating Option Tax Exempt Receipts
FHLMC	Federal Home Loan Mortgage Corp.	RAN	Revenue Anticipation Note
FSA	Financial Security Assurance, Inc.	RB	Revenue Bond
GO	General Obligation	ROC	Reset Option Certificate
HFA	Housing Finance Authority	RRB	Refunding Revenue Bond
IDA	Industrial Development Authority	SFHRB	Single Family Housing Revenue Bond
IDRB	Industrial Development Revenue Bond	SPA	Securities Purchase Agreement
IDRRB	Industrial Development Refunding Revenue Bond

The following table shows the percent of total investments by geographic location as of January 31, 2008:

California	76.1%
Puerto Rico	8.3%
Indiana	3.7%
Delaware	3.5%
North Carolina	1.5%
Texas	1.4%
New Hampshire	1.2%
Pennsylvania	0.7%
Georgia	0.5%
Minnesota	0.5%
Alabama	0.3%
Massachusetts	0.2%
Non-state specific	2.1%

100.0%

The following table shows the percent of total investments by credit quality as of January 31, 2008 (unaudited):

Tier 1	98.2%
Tier 2	1.8%

100.0%

The following table shows the percent of total investments by maturity as of January 31, 2008 (unaudited):

2-7 days	91.0%
121-240 days	4.0%
241 + days	5.0%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2008

Assets
Investments at amortized cost	$304,559,768
Cash	25,999
Interest receivable	2,255,030
Receivable from investment advisor	3,782
Prepaid expenses and other assets	13,683

Total assets	306,858,262

Liabilities
Dividends payable	14,109
Due to related parties	616
Trustee’s fees and expenses payable	5,113
Printing and postage expenses payable	12,701
Custodian and accounting fees payable	9,191
Registration and filing fees payable	4,532
Accrued expenses and other liabilities	15,606

Total liabilities	61,868

Net assets	$306,796,394

Net assets represented by
Paid-in capital	$306,731,174
Undistributed net investment income	65,220

Total net assets	$306,796,394

Net assets consists of
Class A	$17,135,202
Class S	285,234,417
Class I	4,426,775

Total net assets	$306,796,394

Shares outstanding (unlimited number of shares authorized)
Class A	17,158,595
Class S	285,196,089
Class I	4,424,003

Net asset value per share
Class A	$1.00
Class S	$1.00
Class I	$1.00

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Year Ended January 31, 2008

Investment income
Interest	$9,048,500

Expenses
Advisory fee	1,088,476
Distribution Plan expenses
Class A	53,822
Class S	1,308,120
Administrative services fee	145,130
Transfer agent fees	116,076
Trustees’ fees and expenses	6,055
Printing and postage expenses	30,448
Custodian and accounting fees	73,786
Registration and filing fees	39,701
Professional fees	21,400
Other	9,227

Total expenses	2,892,241
Less: Expense reductions	(12,693)
Expense reimbursements	(103,486)

Net expenses	2,776,062

Net investment income	6,272,438

Net realized gains on investments	133,238

Net increase in net assets resulting from operations	$6,405,676

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

		Year Ended January 31,

	2008		2007

Operations
Net investment income		$6,272,438		$5,378,093
Net realized gains on investments		133,238		89,160

Net increase in net assets resulting
from operations		6,405,676		5,467,253

Distributions to shareholders from
Net investment income
Class A		(512,896)		(676,413)
Class S		(5,664,780)		(4,698,857)
Class I		(186,994)		(73,112)

Total distributions to shareholders		(6,364,670)		(5,448,382)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	107,034,711	107,034,711	129,259,831	129,259,831
Class S	1,566,382,581	1,566,382,581	1,175,180,081	1,175,180,081
Class I	123,942,254	123,942,254	21,763,074	21,763,074

		1,797,359,546		1,326,202,986

Net asset value of shares issued in
reinvestment of distributions
Class A	512,596	512,596	676,393	676,393
Class S	5,664,780	5,664,780	4,698,857	4,698,857
Class I	17,236	17,236	16,058	16,058

		6,194,612		5,391,308

Payment for shares redeemed
Class A	(108,049,987)	(108,049,987)	(142,711,813)	(142,711,813)
Class S	(1,504,400,896)	(1,504,400,896)	(1,153,485,437)	(1,153,485,437)
Class I	(120,822,686)	(120,822,686)	(22,020,847)	(22,020,847)

		(1,733,273,569)		(1,318,218,097)

Net increase in net assets resulting
from capital share transactions		70,280,589		13,376,197

Total increase in net assets		70,321,595		13,395,068
Net assets
Beginning of period		236,474,799		223,079,731

End of period		$306,796,394		$236,474,799

Undistributed net investment income		$65,220		$24,214

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen California Municipal Money Market Fund (the “Fund”) is a non-diversified series of Evergreen Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class S and Class I shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distribu-

18

NOTES TO FINANCIAL STATEMENTS continued

tions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. During the year ended January 31, 2008, the following amounts were reclassified:

Undistributed net investment income	$ 133,238
Accumulated net realized gains on investments	(133,238)

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.45% and declining to 0.30% as average daily net assets increase. For the year ended January 31, 2008, the advisory fee was equivalent to 0.45% of the Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended January 31, 2008 EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class S shares in the amount of $103,486.

Effective January 1, 2008, EIMC replaced Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, as the administrator to the Fund upon the assignment of the Fund’s Administrative Services Agreement from EIS to EIMC. There were no changes to the services being provided or fees being paid by the Fund. The administrator provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund, starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the

19

NOTES TO FINANCIAL STATEMENTS continued

Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A and 0.60% of the average daily net assets for Class S shares.

5. INVESTMENT TRANSACTIONS

On January 31, 2008, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

The Fund’s income and excise tax returns and all financial records supporting those returns are subject to examination by the federal, Massachusetts and Delaware revenue authorities for all taxable years beginning after January 31, 2004.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended January 31, 2008, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of January 31, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed	Temporary
Exempt-Interest	Book/Tax
Income	Differences

$83,747	$(18,527)

Short-term capital gains are considered ordinary income for income tax purposes. The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.

The tax character of distributions paid was as follows:

	Year Ended January 31

	2008	2007

Ordinary Income	$ 111,962	$ 74,936
Exempt-Interest Income	6,226,040	5,349,174
Long-term Capital Gain	26,668	24,272

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral

20

NOTES TO FINANCIAL STATEMENTS continued

accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . During the year ended January 31, 2008, the Fund had no borrowings.

11. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and paid approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

21

NOTES TO FINANCIAL STATEMENTS continued

13. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

22

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen California Municipal Money Market Fund, a series of the Evergreen Money Market Trust, as of January 31, 2008 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2008 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen California Municipal Money Market Fund as of January 31, 2008, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
March 25, 2008

23

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated long-term capital gain distributions of $26,668 for the fiscal year ended January 31, 2008.

For the fiscal year ended January 31, 2008, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, is 99.92% . The percentage of distributions subject to the federal alternative minimum tax and California state income tax will be reported to shareholders in January 2009.

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT

ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2007, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen California Municipal Money Market Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. (See “Certain Fund-Specific Considerations” below for a discussion regarding certain factors considered by the Trustees relating specifically to the Fund.) In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC and any sub-advisors furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2006. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2006.

In spring 2007, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Keil Fiduciary Strategies LLC (“Keil”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

24

ADDITIONAL INFORMATION (unaudited) continued

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Keil. The Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding, among other things, brokerage practices of the funds, the use of derivatives by the funds, strategic planning for the funds, analyst and research support available to the portfolio management teams, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2006, and recent changes in compliance personnel at EIMC, including the appointment of a new Chief Compliance Officer for the funds.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil

25

ADDITIONAL INFORMATION (unaudited) continued

showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds generally and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities, LLC, an affiliate of EIMC, from transactions effected by it for the funds. The Trustees also noted that the funds pay sub-transfer agency fees to various financial institutions who hold fund shares in omnibus accounts, and that Wachovia Securities, LLC and its affiliates receive such payments from the funds in respect of client accounts they hold in omnibus arrangements, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. They also considered that Wachovia Securities, LLC and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through it. The Trustees also noted that an affiliate of EIMC receives compensation for serving as a securities lending agent for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affil-iates generally provide a comprehensive investment management service to the funds. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

26

ADDITIONAL INFORMATION (unaudited) continued

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive.

Certain Fund-specific considerations. With respect to the Evergreen money market funds, the Trustees noted that they were satisfied with Evergreen’s commitment to the money market fund business and noted that the profitability figures the Trustees had been provided did not necessarily reflect the risk, and ultimately the potential cost, associated with the sponsorship of the money market funds. They noted specifically Wachovia’s recent purchase of securities from certain of the funds and its willingness to support the money market funds during the recent credit crisis.

The Trustees noted that, for the one-, three-, and five-year periods ended December 31, 2006, the Fund’s Class A shares had underperformed the Fund’s benchmark index, the Merrill Lynch Three-Month U.S. Treasury Bill Index, but outperformed a majority of the mutual funds against which the Trustees compared the Fund’s performance.

The Trustees noted that the management fee paid by the Fund was higher than the management fees paid by the other mutual funds presented in its peer group, but that the level of profitability realized by EIMC in respect of the fee did not appear excessive.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

27

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Chairman of the Finance Committee, Member of the Executive Committee, and Former
DOB: 10/23/1938	Treasurer, Cambridge College
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix
Trustee	Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington
DOB: 2/14/1939	Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former
Term of office since: 1983	Director, Lincoln Educational Services
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 53 portfolios as of 12/31/2007)

Carol A. Kosel[1]	Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice
Trustee	President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer,
DOB: 12/25/1963	Vestaur Securities Fund
Term of office since: 2008
Other directorships: None

Gerald M. McDonnell	Former Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1988	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M
Trustee	Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications);
DOB: 9/19/1941	Former Consultant, AESC (The Association of Executive Search Consultants)
Term of office since: 1982
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.
Trustee
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC;
Treasurer	Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President,
DOB: 2/5/1974	Evergreen Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30,
2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 93 Evergreen funds as of
December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen
Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

565215 rv5   03/2008

Evergreen Money Market Fund

Evergreen

MONEY MARKET FUND

Annual Report
as of January 31, 2008

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
18	STATEMENT OF ASSETS AND LIABILITIES
19	STATEMENT OF OPERATIONS
20	STATEMENTS OF CHANGES IN NET ASSETS
21	NOTES TO FINANCIAL STATEMENTS
26	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
27	ADDITIONAL INFORMATION
36	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

March 2008

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder:

We are pleased to provide the Annual Report for Evergreen Money Market Fund for the twelve-month period ended January 31, 2008.

Investors in capital markets faced an increasingly challenging environment over the twelve-month period ended January 31, 2008. Problems in the housing and subprime mortgage markets led to a tightening of credit, which in turn contributed to widening fears of a dramatic deceleration in the economy’s expansion. Faced with these concerns, fixed income investors sought out the highest-quality securities and avoided credit risk. Longer-maturity Treasuries outperformed other sectors, while the prices of corporate bonds and many asset-backed securities fell as the yield spreads between Treasuries and lower-rated securities widened. At the same time, equity prices were undermined by the combination of weaker economic growth and disappointing profits. In this environment, the price of gold surged while the dollar remained weak.

The U.S. economy exhibited increasing signs of weakness in the latter half of 2007 and the first month of 2008 after experiencing solid growth early in 2007. Although housing and credit-related concerns began weighing on investor sentiment early in the year, the economy’s growth trajectory continued to be supported early in 2007 by the combination of solid trends in employment, income, investment and export trends. That began to change in the latter months

1

LETTER TO SHAREHOLDERS continued

of 2007, however, as each of these pillars of support began to weaken. Growth in Gross Domestic Product rose by just 0.6% during the final quarter of 2007 as economic output slowed because of a sharp reduction in business inventories. The rate of corporate earnings growth, meanwhile, declined over the second half of 2007. Payrolls dropped by 17,000 in January 2008, contributing to growing concerns about the outlook for consumer spending, which accounts for up to 70% of economic output. Faced with growing evidence of the economy’s deceleration, the Federal Reserve Board (the “Fed”) began to focus more on stimulating growth and less on watching inflation. The Fed cut the target fed funds rate from 5.25% to 4.25% during the last four months of 2007 and then slashed the rate by an additional 1.25% in two separate actions within just eight days of each other in January 2008. Also in early 2008, Congress passed, and President Bush signed, a $168 billion fiscal stimulus bill that contained rebates for taxpayers, tax breaks for businesses and additional assistance for Social Security recipients and disabled veterans.

Over the twelve-month period ended January 31, 2008, the management teams of Evergreen’s money market funds held to their discipline, seeking competitive income through investments in high-quality, short-term securities while retaining an emphasis on capital preservation.

We believe the experiences in the investment markets during the past twelve months have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

2

LETTER TO SHAREHOLDERS continued

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the Financial Industry Regulatory Authority (FINRA).

3

FUND AT A GLANCE

as of January 31, 2008

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• J. Kellie Allen

• Bryan K. White, CFA

• Sheila Nye

PERFORMANCE AND RETURNS*

Portfolio inception date: 11/2/1987

	Class A	Class B	Class C	Class S	Class I
Class inception date	1/4/1995	1/26/1995	8/1/1997	6/30/2000	11/2/1987

Nasdaq symbol	EMAXX	EMBXX	EMCXX	N/A	EGMXX

Average annual return**

1-year with sales charge	N/A	-1.22%	2.78%	N/A	N/A

1-year w/o sales charge	4.50%	3.78%	3.78%	4.19%	4.81%

5-year	2.47%	1.52%	1.89%	2.18%	2.76%

10-year	3.20%	2.55%	2.55%	3.05%	3.50%

Maximum sales charge	N/A	5.00%	1.00%	N/A	N/A
		CDSC	CDSC

7-day annualized yield	3.65%	2.95%	2.95%	3.35%	3.94%

30-day annualized yield	3.93%	3.23%	3.23%	3.63%	4.22%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation. ** Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Class S. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Class S prior to its inception is based on the performance of Class I, the original class offered. The historical returns for Class S have not been adjusted to reflect the effect of its 12b-1 fee. The fund incurs 12b-1 fees of 0.30% for Class A, 0.60% for Class S and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class S would have been lower.

The advisor is reimbursing the fund for a portion of other expenses. Had expenses not been reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for Classes A, B, C and S without which returns for Classes A, B, C and S would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

FUND AT A GLANCE continued

7-DAY ANNUALIZED YIELD

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) to certain mutual fund wrap program clients of Wachovia Securities and of third-party broker/dealers when purchased through a clearing relationship with Wachovia Securities or an affiliate providing mutual fund clearing services, (3) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (4) to certain institutional investors, and (5) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class S shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund’s distributor.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Yields are based on net investment income for the stated periods and annualized.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

The yield will fluctuate and there can be no guarantee that the fund will achieve its objective.

All data is as of January 31, 2008, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2007 to January 31, 2008.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	8/1/2007	1/31/2008	Period*

Actual
Class A	$ 1,000.00	$ 1,021.94	$ 4.54
Class B	$ 1,000.00	$ 1,018.34	$ 8.09
Class C	$ 1,000.00	$ 1,018.36	$ 8.09
Class S	$ 1,000.00	$ 1,020.38	$ 6.06
Class I	$ 1,000.00	$ 1,023.44	$ 3.01
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.72	$ 4.53
Class B	$ 1,000.00	$ 1,017.19	$ 8.08
Class C	$ 1,000.00	$ 1,017.19	$ 8.08
Class S	$ 1,000.00	$ 1,019.21	$ 6.06
Class I	$ 1,000.00	$ 1,022.23	$ 3.01

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.89% for Class A, 1.59% for Class B, 1.59% for Class C, 1.19% for Class S and 0.59% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS A	2008	2007	2006	2005	2004

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.04	0.04	0.03	0.01	0

Distributions to shareholders from
Net investment income	(0.04)	(0.04)	(0.03)	(0.01)	0[1]

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	4.50%	4.36%	2.56%	0.68%	0.32%

Ratios and supplemental data
Net assets, end of period (millions)	$2,662	$2,886	$2,803	$3,027	$6,261
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.89%	0.89%	0.89%	0.94%	0.93%
Expenses excluding waivers/reimbursements and expense reductions	0.92%	0.92%	0.92%	1.00%	0.99%
Net investment income (loss)	4.42%	4.28%	2.52%	0.60%	0.33%

1 Amount represents less than $0.005 per share.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS B	2008	2007	2006	2005	2004

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.04	0.04	0.02	0	0

Distributions to shareholders from
Net investment income	(0.04)	(0.04)	(0.02)	0[1]	0[1]

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[2]	3.78%	3.64%	1.84%	0.21%	0.06%

Ratios and supplemental data
Net assets, end of period (millions)	$ 27	$ 25	$ 33	$ 46	$ 70
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.59%	1.59%	1.59%	1.38%	1.20%
Expenses excluding waivers/reimbursements and expense reductions	1.62%	1.62%	1.62%	1.70%	1.69%
Net investment income (loss)	3.71%	3.56%	1.77%	0.18%	0.06%

1 Amount represents less than $0.005 per share.

2 Excluding applicable sales charges

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS C	2008	2007	2006	2005	2004

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.04	0.04	0.02	0	0

Distributions to shareholders from
Net investment income	(0.04)	(0.04)	(0.02)	0[1]	0[1]

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[2]	3.78%	3.64%	1.84%	0.21%	0.06%

Ratios and supplemental data
Net assets, end of period (millions)	$ 17	$ 10	$ 9	$ 16	$ 26
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.59%	1.59%	1.59%	1.37%	1.17%
Expenses excluding waivers/reimbursements and expense reductions	1.62%	1.62%	1.62%	1.71%	1.70%
Net investment income (loss)	3.69%	3.62%	1.70%	0.15%	0.06%

1 Amount represents less than $0.005 per share.

2 Excluding applicable sales charges

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS S	2008	2007	2006	2005	2004

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.04	0.04	0.02	0	0

Distributions to shareholders from
Net investment income	(0.04)	(0.04)	(0.02)	0[1]	0[1]

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	4.19%	4.05%	2.25%	0.41%	0.09%

Ratios and supplemental data
Net assets, end of period (millions)	$3,747	$1,776	$2,421	$2,477	$3,544
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.19%	1.19%	1.19%	1.20%	1.17%
Expenses excluding waivers/reimbursements and expense reductions	1.22%	1.22%	1.22%	1.30%	1.28%
Net investment income (loss)	4.05%	3.96%	2.22%	0.39%	0.10%

1 Amount represents less than $0.005 per share.

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS I	2008	2007	2006	2005	2004

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.05	0.05	0.03	0.01	0.01

Distributions to shareholders from
Net investment income	(0.05)	(0.05)	(0.03)	(0.01)	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	4.81%	4.67%	2.86%	0.97%	0.57%

Ratios and supplemental data
Net assets, end of period (millions)	$1,005	$1,334	$1,190	$1,531	$1,659
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.59%	0.59%	0.59%	0.65%	0.68%
Expenses excluding waivers/reimbursements and expense reductions	0.62%	0.62%	0.62%	0.70%	0.69%
Net investment income (loss)	4.71%	4.57%	2.80%	0.94%	0.57%

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS

January 31, 2008

	Principal
	Amount	Value

CERTIFICATES OF DEPOSIT 10.0%
Allied Irish Banks plc, 5.05%, 02/19/2008	$ 100,000,000	$100,000,000
Barclays Bank plc, 3.97%, 04/21/2008	35,000,000	35,000,000
Branch Banking & Trust Co., 4.81%, 05/19/2008	75,000,000	75,000,000
Canadian Imperial Bank, 3.99%, 02/19/2008	55,000,000	54,987,642
Credit Suisse First Boston Corp., 4.78%, 04/03/2008	50,000,000	49,993,269
Deutsche Bank AG:
3.15%, 02/01/2008	40,000,000	40,000,000
4.75%, 04/04/2008	100,000,000	100,000,000
Harris Bankcorp, Inc., 4.01%, 04/18/2008	50,000,000	50,000,000
Royal Bank of Scotland, 4.61%, 05/06/2008	125,000,000	125,000,000
SunTrust Banks, Inc., 3.89%, 04/21/2008	70,000,000	70,113,161
UBS AG, 5.45%, 03/07/2008	50,000,000	50,015,148

Total Certificates of Deposit (cost $750,109,220)		750,109,220

COMMERCIAL PAPER 53.3%
Asset-Backed 25.6%
Anglesea Funding, LLC:
4.55%, 03/31/2008	50,000,000	49,545,208
5.15%, 02/14/2008	50,000,000	49,907,014
Barton Capital Corp.:
3.12%, 02/01/2008	75,000,000	75,000,000
3.65%, 02/04/2008	45,784,000	45,770,074
Belmont Funding, LLC:
3.50%, 04/17/2008	100,000,000	99,261,111
6.00%, 03/10/2008	35,000,000	34,778,333
Bryant Park Funding, LLC, 3.40%, 02/20/2008	33,014,000	32,954,758
Charta, LLC, 3.72%, 03/19/2008	100,000,000	99,514,333
Chesham Finance, LLC:
3.60%, 02/29/2008	30,000,000	29,916,000
3.75%, 02/01/2008	40,000,000	40,000,000
4.92%, 03/07/2008	50,000,000	49,760,833
5.16%, 07/08/2008	25,000,000	24,434,382
Concord Minuteman Capital Co., LLC:
3.25%, 02/01/2008	40,000,000	40,000,000
4.05%, 04/18/2008	50,000,000	49,566,875
5.45%, 02/05/2008	50,000,000	49,969,722
6.00%, 03/04/2008	75,000,000	74,600,000
Crown Point Capital Co.:
3.25%, 02/01/2008	35,000,000	35,000,000
3.55%, 03/04/2008	50,000,000	49,842,222
4.05%, 04/10/2008	15,000,000	14,883,563
5.50%, 02/11/2008	50,000,000	49,923,611
5.65%, 02/08/2008	65,000,000	64,928,590
Ebury Finance, LLC:
3.58%, 02/01/2008	30,000,000	30,000,000
3.59%, 04/30/2008	50,000,000	49,556,236
3.65%, 04/29/2008	60,000,000	59,464,667

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

January 31, 2008

	Principal
	Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Fairway Finance Corp.:
4.15%, 02/08/2008	$50,000,000	$49,959,653
5.75%, 02/15/2008	50,000,000	49,888,194
Falcon Asset Security Corp., LLC, 3.60%, 02/05/2008	100,000,000	99,960,000
Gemini Securitization Corp., 5.18%, 03/20/2008	65,000,000	64,551,067
Lexington Parker Capital Corp., LLC:
5.65%, 02/08/2008	45,000,000	44,950,563
6.00%, 03/14/2008	45,000,000	44,685,000
Ranger Funding Co., LLC:
3.25%, 04/10/2008	75,000,000	74,532,813
5.19%, 03/18/2008	50,000,000	49,668,417
Thunder Bay Funding, LLC:
4.15%, 02/08/2008	32,690,000	32,663,621
4.25%, 02/04/2008	53,875,000	53,855,919
5.20%, 03/25/2008	50,000,000	49,617,222
Yorktown Capital, LLC, 3.32%, 02/07/2008	100,000,000	99,944,667

		1,912,854,668

Capital Markets 2.0%
Merrill Lynch & Co., Inc., FRN, 5.23%, 02/15/2008	50,000,000	49,898,305
Natexis Banques Populaires, 4.46%, 04/03/2008	100,000,000	99,231,889

		149,130,194

Commercial Banks 21.6%
ABN AMRO Holding NV, 4.59%, 04/04/2008	75,000,000	74,398,219
Anglo Irish Bank Corp. plc:
3.25%, 05/01/2008	21,012,000	20,841,278
4.70%, 03/27/2008	75,000,000	74,461,458
Bank of Ireland, 3.30%, 04/15/2008	56,200,000	55,818,777
Bank of Nova Scotia, 3.17%, 02/29/2008	30,000,000	29,926,033
BNP Paribas SA:
4.40%, 03/07/2008	25,000,000	24,893,177
4.85%, 03/28/2008	100,000,000	99,245,555
Commerzbank AG, 4.68%, 02/28/2008	100,000,000	99,649,000
Danske Corp., 4.63%, 03/31/2008	75,000,000	74,430,896
DEPFA Bank plc, 4.45%, 02/05/2008	75,000,000	74,962,917
Dexia Delaware, LLC, 5.06%, 03/11/2008	75,000,000	74,588,875
Dresdner U.S. Finance, Inc.:
3.06%, 02/01/2008	75,000,000	75,000,000
4.19%, 02/01/2008	25,000,000	25,000,000
Erste Finance, LLC, 3.21%, 02/06/2008	110,000,000	109,950,958
Lloyds Bank plc:
3.04%, 02/01/2008	50,000,000	50,000,000
4.30%, 02/01/2008	48,700,000	48,700,000
Natixis, 4.86%, 03/07/2008	30,000,000	29,858,250

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

January 31, 2008

	Principal
	Amount	Value

COMMERCIAL PAPER continued
Commercial Banks continued
Rabobank USA Financial Corp.:
3.05%, 02/26/2008	$50,000,000	$49,894,097
3.16%, 03/03/2008	125,000,000	124,659,861
Skandinaviska Enskilda Banken AB:
3.02%, 04/04/2008	75,000,000	74,603,625
4.58%, 04/07/2008	75,000,000	74,370,938
Societe Generale:
3.25%, 02/01/2008	47,417,145	47,417,145
3.35%, 02/29/2008	50,000,000	49,869,722
4.61%, 04/03/2008	50,000,000	49,603,028
Unicredito Italian SpA, 4.80%, 06/06/2008	100,000,000	98,320,000

		1,610,463,809

Diversified Financial Services 1.5%
UBS Finance Delaware, Inc., 4.75%, 05/27/2008	110,000,000	108,316,389

Insurance 0.7%
Irish Life & Permanent plc, 5.03%, 04/14/2008	55,000,000	54,439,015

Thrifts & Mortgage Finance 1.9%
Nationwide Building Society:
3.95%, 04/16/2008	100,000,000	99,177,083
5.00%, 03/18/2008	40,000,000	39,744,445

		138,921,528

Total Commercial Paper (cost $3,974,125,603)		3,974,125,603

CORPORATE BONDS 23.0%
Capital Markets 8.1%
Bear Stearns Cos., FRN:
3.46%, 04/29/2008	43,000,000	43,010,086
4.46%, 02/14/2008	50,000,000	50,000,000
4.64%, 02/05/2008	50,000,000	50,000,000
Lehman Brothers Holdings, Inc., FRN, 5.02%, 03/27/2008	110,000,000	109,963,199
Merrill Lynch & Co., Inc., FRN, 4.98%, 02/22/2008	50,000,000	50,000,000
Morgan Stanley, FRN:
4.36%, 02/15/2008	200,000,000	200,000,000
4.73%, 02/04/2008	100,000,000	100,000,000

		602,973,285

Commercial Banks 2.9%
Bank One Corp., 2.625%, 06/30/2008	15,000,000	14,836,656
Wells Fargo & Co., FRN, 4.46%, 02/11/2008	100,000,000	100,009,699
WestLB AG, FRN, 4.47%, 02/11/2008 144A	100,000,000	100,000,000

		214,846,355

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

January 31, 2008

	Principal
	Amount	Value

CORPORATE BONDS continued
Consumer Finance 6.4%
American Express Centurion Bank, FRN:
4.57%, 02/14/2008	$20,000,000	$20,000,000
4.74%, 02/05/2008	75,000,000	75,000,000
American Express Co., FRN, 3.93%, 02/20/2008	70,000,000	70,000,000
American Honda Finance Corp., FRN, 5.05%, 02/20/2008 144A	100,000,000	100,000,000
BMW U.S. Capital Corp., LLC, FRN, 4.59%, 02/04/2008	75,000,000	75,000,000
General Electric Capital Corp., FRN, 3.67%, 04/28/2008	75,000,000	74,976,896
Toyota Motor Credit Corp., 4.49%, 02/12/2008	60,000,000	60,000,000

		474,976,896

Diversified Financial Services 0.6%
Sigma Finance, Inc., FRN, SIV, 5.38%, 04/23/2008 144A +	50,000,000	50,000,000

Food & Staples Retailing 1.7%
Wal-Mart Stores, Inc., 5.93%, 06/01/2008	125,000,000	125,238,488

Insurance 2.4%
Allstate Corp., FRN, 3.32%, 02/27/2008	35,000,000	35,000,000
Genworth Financial, Inc., FRN:
2.99%, 11/11/2008 144A	25,000,000	25,000,000
4.37%, 02/11/2008 144A	25,000,000	25,000,000
Hartford Life Global Holdings, 4.33%, 03/15/2008	50,000,000	50,000,000
Jackson National Life Global Holdings, 4.25%, 05/12/2008 144A	45,000,000	45,000,000

		180,000,000

IT Services 0.9%
IBM Corp., FRN, 4.56%, 02/04/2008 144A	66,200,000	66,152,978

Total Corporate Bonds (cost $1,714,188,002)		1,714,188,002

FUNDING AGREEMENTS 5.7%
Jackson National Life Funding Agreement, 4.78%, 04/01/2008 +	75,000,000	75,000,000
Metropolitan Life Funding Agreement, 4.36%, 04/15/2008 +	75,000,000	75,000,000
Transamerica Occidental Funding Agreement:
4.85%, 02/01/2008 +	140,000,000	140,000,000
4.88%, 04/01/2008 +	135,000,000	135,000,000

Total Funding Agreements (cost $425,000,000)		425,000,000

MASTER NOTE 1.0%
Goldman Sachs Group, Inc., 4.63%, 02/01/2008 + (cost $75,000,000)	75,000,000	75,000,000

MUNICIPAL OBLIGATIONS 0.7%
Industrial Development Revenue 0.1%
Warren Cnty., KY IDA RB, Stupp Brothers, Inc. Proj., Ser. B-1, 3.35%, VRDN,
(LOC: Bank of America Corp.)	8,300,000	8,300,000

Miscellaneous Revenue 0.6%
Detroit, MI Econ. Dev. Corp. RB, Waterfront Recreation, Ser. B, 3.35%, VRDN,
(LOC: Bank of America Corp.)	41,830,000	41,830,000

Total Municipal Obligations (cost $50,130,000)		50,130,000

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

January 31, 2008

	Principal
	Amount	Value

YANKEE OBLIGATIONS - CORPORATE 6.4%
Commercial Banks 5.2%
Bank of Ireland, FRN, 3.92%, 02/19/2008 144A	$ 110,000,000	$110,000,000
HSH Nordbank AG, FRN, 3.98%, 02/21/2008 144A	50,000,000	50,000,000
Royal Bank of Canada, FRN, 4.51%, 02/06/2008 144A	100,000,000	100,000,000
Royal Bank of Scotland, FRN:
3.76%, 02/05/2008 144A	50,000,000	50,000,000
5.49%, 03/19/2008 144A	75,000,000	75,000,000

		385,000,000

Diversified Financial Services 0.5%
Liquid Funding, Ltd., FRN, SIV, 3.07%, 02/01/2008 144A +	40,000,000	40,000,000

Insurance 0.7%
Irish Life & Permanent plc, FRN, 3.96%, 02/22/2008 144A	50,000,000	50,000,000

Total Yankee Obligations - Corporate (cost $475,000,000)		475,000,000

	Shares	Value

MUTUAL FUND SHARES 0.0%
Federated Prime Value Obligation Fund, Class IS, 4.22% q (cost $74,591)	74,591	74,591

Total Investments (cost $7,463,627,416) 100.1%		7,463,627,416
Other Assets and Liabilities (0.1%)		(6,111,134)

Net Assets 100.0%		$7,457,516,282

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
+	Security is deemed illiquid.
q	Rate shown is the 7-day annualized yield at period end.
VRDN	Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the
Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at January 31, 2008.

Summary of Abbreviations
FRN	Floating Rate Note
IDA	Industrial Development Authority
LOC	Letter of Credit
RB	Revenue Bond
SIV	Structured Investment Vehicle

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

January 31, 2008

The following table shows the percent of total investments by credit quality as of January 31, 2008 (unaudited):

Tier 1	100%

The following table shows the percentage of total investments by maturity as of January 31, 2008 (unaudited):

1 day	10.2%
2-7 days	14.8%
8-60 days	43.6%
61-120 days	27.6%
121-240 days	3.5%
241+ days	0.3%

100.0%

See Notes to Financial Statements

17

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2008

Assets
Investments at amortized cost	$7,463,627,416
Cash	147,171
Receivable for Fund shares sold	2,345,783
Interest receivable	23,662,189
Prepaid expenses and other assets	109,246

Total assets	7,489,891,805

Liabilities
Dividends payable	4,748,401
Payable for Fund shares redeemed	425,025
Payable for securities purchased	25,084,984
Advisory fee payable	80,904
Distribution Plan expenses payable	84,477
Due to other related parties	219,518
Accrued expenses and other liabilities	1,732,214

Total liabilities	32,375,523

Net assets	$7,457,516,282

Net assets represented by
Paid-in capital	$7,461,953,446
Undistributed net investment income	135,939
Accumulated net realized losses on investments	(4,573,103)

Total net assets	$7,457,516,282

Net assets consists of
Class A	$2,661,945,607
Class B	26,831,058
Class C	17,124,619
Class S	3,746,900,172
Class I	1,004,714,826

Total net assets	$7,457,516,282

Shares outstanding (unlimited number of shares authorized)
Class A	2,663,092,122
Class B	26,853,587
Class C	17,126,905
Class S	3,749,839,267
Class I	1,006,815,644

Net asset value per share
Class A	$1.00
Class B	$1.00
Class C	$1.00
Class S	$1.00
Class I	$1.00

See Notes to Financial Statements

18

STATEMENT OF OPERATIONS

Year Ended January 31, 2008

Investment income
Interest	$395,932,551

Expenses
Advisory fee	29,633,056
Distribution Plan expenses
Class A	7,637,626
Class B	225,640
Class C	108,885
Class S	13,076,777
Class S1 (a)	9,628,659
Administrative services fee	4,482,009
Transfer agent fees	8,877,649
Trustees’ fees and expenses	164,328
Printing and postage expenses	540,758
Custodian and accounting fees	1,780,545
Registration and filing fees	134,982
Professional fees	201,000
Other	264,401

Total expenses	76,756,315
Less: Expense reductions	(223,373)
Expense reimbursements	(2,064,000)

Net expenses	74,468,942

Net investment income	321,463,609

Net realized gains or losses on investments
Net realized gains on investments	133,568
Net increase from payment by affiliate for losses realized on securities	61,260

Net realized gains on investments	194,828

Net increase in net assets resulting from operations	$321,658,437

(a) Effective at the close of business of November 16, 2007, Class S1 shares of the Fund were liquidated and closed and existing shareholders on that date became shareholders of Class S of the Fund.

See Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended January 31,

	2008 (a)		2007

Operations
Net investment income		$321,463,609		$349,098,481
Net realized gains on investments		194,828		20,429

Net increase in net assets resulting
from operations		321,658,437		349,118,910

Distributions to shareholders from
Net investment income
Class A		(112,404,087)		(121,332,985)
Class B		(836,942)		(1,056,744)
Class C		(401,932)		(393,043)
Class S		(88,233,928)		(90,346,414)
Class S1		(67,444,083)		(84,140,834)
Class I		(52,135,702)		(51,797,644)

Total distributions to shareholders		(321,456,674)		(349,067,664)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	11,688,916,986	11,688,916,986	12,729,604,851	12,729,604,851
Class B	20,762,601	20,762,601	13,788,324	13,788,324
Class C	20,302,694	20,302,694	17,261,711	17,261,711
Class S	25,955,051,935	25,955,051,935	22,816,212,928	22,816,212,928
Class S1	14,229,814,622	14,229,814,622	16,858,182,896	16,858,182,896
Class I	4,003,581,193	4,003,581,193	4,578,750,371	4,578,750,371

		55,918,430,031		57,013,801,081

Net asset value of shares issued in
reinvestment of distributions
Class A	90,077,581	90,077,581	97,259,822	97,259,822
Class B	721,192	721,192	912,587	912,587
Class C	353,454	353,454	339,158	339,158
Class S	88,233,928	88,233,928	90,346,414	90,346,414
Class S1	63,728,473	63,728,473	84,140,825	84,140,825
Class I	4,678,052	4,678,052	4,751,862	4,751,862

		247,792,680		277,750,668

Automatic conversion of Class B
shares to Class A shares
Class A	4,006,512	4,006,512	4,549,142	4,549,142
Class B	(4,006,512)	(4,006,512)	(4,549,142)	(4,549,142)

		0		0

Payment for shares redeemed
Class A	(12,006,623,935)	(12,006,623,935)	(12,749,304,930)	(12,749,304,930)
Class B	(15,180,043)	(15,180,043)	(18,349,204)	(18,349,204)
Class C	(13,426,541)	(13,426,541)	(16,532,197)	(16,532,197)
Class S	(24,072,469,114)	(24,072,469,114)	(23,551,120,560)	(23,551,120,560)
Class S1	(16,405,055,740)	(16,405,055,740)	(16,964,252,786)	(16,964,252,786)
Class I	(4,337,813,624)	(4,337,813,624)	(4,438,985,887)	(4,438,985,887)

		(56,850,568,997)		(57,738,545,564)

Net decrease in net assets resulting
from capital share transactions		(684,346,286)		(446,993,815)

Total decrease in net assets		(684,144,523)		(446,942,569)
Net assets
Beginning of period		8,141,660,805		8,588,603,374

End of period		$7,457,516,282		$8,141,660,805

Undistributed net investment income		$135,939		$129,004

(a) Effective at the close of business of November 16, 2007, Class S1 shares of the Fund were liquidated and closed and existing shareholders on that date became shareholders of Class S of the Fund.

See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Money Market Fund (the “Fund”) is a diversified series of Evergreen Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Class S and Class I shares. Effective on the close of business on November 16, 2007, Class S1 shares of the Fund were liquidated and closed and existing shareholders on that date became shareholders of Class S of the Fund. Class A, Class S and Class I shares are offered at net asset value without a front-end sales charge or contingent deferred sales charge. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class B and Class C shares are only available for subsequent purchases by existing shareholders and prospective shareholders making an exchange from Class B or Class C shares of another Evergreen fund. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

21

NOTES TO FINANCIAL STATEMENTS continued

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.44% and declining to 0.39% as average daily net assets increase. For the year ended January 31, 2008, the advisory fee was equivalent to 0.40% of the Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended January 31, 2008, EIMC voluntarily reimbursed other expenses in the amount of $2,064,000.

Effective January 1, 2008, EIMC replaced Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, as the administrator to the Fund upon the assignment of the Fund’s Administrative Services Agreement from EIS to EIMC. There were no changes to the services being provided or fees being paid by the Fund. The administrator provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund, starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund increase.

22

NOTES TO FINANCIAL STATEMENTS continued

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended January 31, 2008, the transfer agent fees were equivalent to an annual rate of 0.12% of the Fund’s average daily net assets.

On August 17, 2007, Wachovia purchased $93,664,000 of securities from the Fund at amortized cost (a price in excess of the securities’ current fair value on that date). The excess of purchase price over the current fair value amounted to $61,260 and is reflected in the Statement of Operations as a payment by affiliate for losses realized on securities. There was no impact to total return as a result of this payment.

4. DISTRIBUTION PLANS

EIS serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares, 0.60% of the average daily net assets for Class S and Class S1 shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended January 31, 2008, EIS received $234, $97,199 and $8,817 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

On January 31, 2008, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

As of January 31, 2008, the Fund had $4,573,103 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2009	2011	2012	2013	2014

$4,298,472	$137,629	$5,353	$19,886	$111,763

The Fund’s income and excise tax returns and all financial records supporting those returns are subject to examination by the federal, Massachusetts and Delaware revenue authorities for all taxable years beginning after January 31, 2004.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund

23

NOTES TO FINANCIAL STATEMENTS continued

to borrow from other participating funds. During the year ended January 31, 2008, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of January 31, 2008, the components of distributable earnings on a tax basis were as follows:

Temporary
Undistributed	Capital Loss	Book/Tax
Ordinary Income	Carryovers	Differences

$ 5,389,645	$ 4,573,103	$ (5,253,706)

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.

The tax character of distributions paid were $321,456,674 and $349,067,664 of ordinary income for the years ended January 31, 2008 and January 31, 2007, respectively.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . During the year ended January 31, 2008, the Fund had no borrowings.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior

24

NOTES TO FINANCIAL STATEMENTS continued

to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and paid approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

12. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

25

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Money Market Fund, a series of the Evergreen Money Market Trust, as of January 31, 2008 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2008 by correspondence with the custodian or brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Money Market Fund as of January 31, 2008, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
March 25, 2008

26

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT

ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2007, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen Money Market Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. (See “Certain Fund-Specific Considerations” below for a discussion regarding certain factors considered by the Trustees relating specifically to the Fund.) In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC and any sub-advisors furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2006. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2006.

In spring 2007, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Keil Fiduciary Strategies LLC (“Keil”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Keil. The Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding, among other things, brokerage practices of the funds, the use of derivatives by the funds, strategic

27

ADDITIONAL INFORMATION (unaudited) continued

planning for the funds, analyst and research support available to the portfolio management teams, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2006, and recent changes in compliance personnel at EIMC, including the appointment of a new Chief Compliance Officer for the funds.

28

ADDITIONAL INFORMATION (unaudited) continued

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds generally and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities, LLC, an affiliate of EIMC, from transactions effected by it for the funds. The Trustees also noted that the funds pay sub-transfer agency fees to various financial institutions who hold fund shares in omnibus accounts, and that Wachovia Securities, LLC and its affiliates receive such payments from the funds in respect of client accounts they hold in omnibus arrangements, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. They also considered that Wachovia Securities, LLC and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through it. The Trustees also noted that an affiliate of EIMC receives compensation for serving as a securities lending agent for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates generally provide a comprehensive investment management service to the funds. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

29

ADDITIONAL INFORMATION (unaudited) continued

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive.

Certain Fund-specific considerations. With respect to the Evergreen money market funds, the Trustees noted that they were satisfied with Evergreen’s commitment to the money market fund business and noted that the profitability figures the Trustees had been provided did not necessarily reflect the risk, and ultimately the potential cost, associated with the sponsorship of the money market funds. They noted specifically Wachovia’s recent purchase of securities from certain of the funds and its willingness to support the money market funds during the recent credit crisis.

The Trustees noted that, for the one-, three-, five-, and ten-year periods ended December 31, 2006, the Fund’s Class A shares had underperformed the Fund’s benchmark index, the Merrill Lynch Three-Month U.S. Treasury Bill Index, but had outperformed a majority of the mutual funds against which the Trustees compared the Fund’s performance.

The Trustees noted that the management fee paid by the Fund was higher than the management fees paid by most of the other mutual funds against which the Trustees compared the Fund’s management fee, but noted that the level of profitability realized by EIMC in respect of the fee did not appear excessive.

30

ADDITIONAL INFORMATION (unaudited) continued

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

31

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35

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Chairman of the Finance Committee, Member of the Executive Committee, and Former
DOB: 10/23/1938	Treasurer, Cambridge College
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix
Trustee	Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington
DOB: 2/14/1939	Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former
Term of office since: 1983	Director, Lincoln Educational Services
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 53 portfolios as of 12/31/2007)

Carol A. Kosel[1]	Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice
Trustee	President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer,
DOB: 12/25/1963	Vestaur Securities Fund
Term of office since: 2008
Other directorships: None

Gerald M. McDonnell	Former Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1988	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M
Trustee	Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications);
DOB: 9/19/1941	Former Consultant, AESC (The Association of Executive Search Consultants)
Term of office since: 1982
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.
Trustee
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

36

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC;
Treasurer	Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President,
DOB: 2/5/1974	Evergreen Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30, 2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 93 Evergreen funds as of December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

37

565209 rv5 3/2008

Evergreen Municipal Money Market Fund

Evergreen

MUNICIPAL MONEY MARKET FUND

Annual Report
as of January 31, 2008

Evergreen Investments[SM]
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
28	STATEMENT OF ASSETS AND LIABILITIES
29	STATEMENT OF OPERATIONS
30	STATEMENTS OF CHANGES IN NET ASSETS
31	NOTES TO FINANCIAL STATEMENTS
36	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
37	ADDITIONAL INFORMATION
44	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

March 2008

Dennis H. Ferro

President and Chief
Executive Officer

Dear Shareholder:

We are pleased to provide the Annual Report for Evergreen Municipal Money Market Fund for the twelve-month period ended January 31, 2008.

Investors in capital markets faced an increasingly challenging environment over the twelve-month period ended January 31, 2008. Problems in the housing and subprime mortgage markets led to a tightening of credit, which in turn contributed to widening fears of a dramatic deceleration in the economy’s expansion. Faced with these concerns, fixed income investors sought out the highest-quality securities and avoided credit risk. Longer-maturity Treasuries outperformed other sectors, while the prices of corporate bonds and many asset-backed securities fell as the yield spreads between Treasuries and lower-rated securities widened. At the same time, equity prices were undermined by the combination of weaker economic growth and disappointing profits. In this environment, the price of gold surged while the dollar remained weak.

The U.S. economy exhibited increasing signs of weakness in the latter half of 2007 and the first month of 2008 after experiencing solid growth early in 2007. Although housing and credit-related concerns began weighing on investor sentiment early in the year, the economy’s growth trajectory continued to be supported early in 2007 by the combination of solid trends in employment, income, investment and export trends. That began to change in the latter months of 2007, however, as each of these pillars of support began to weaken.

LETTER TO SHAREHOLDERS continued

Growth in Gross Domestic Product rose by just 0.6% during the final quarter of 2007 as economic output slowed because of a sharp reduction in business inventories. The rate of corporate earnings growth, meanwhile, declined over the second half of 2007. Payrolls dropped by 17,000 in January 2008, contributing to growing concerns about the outlook for consumer spending, which accounts for up to 70% of economic output. Faced with growing evidence of the economy’s deceleration, the Federal Reserve Board (the “Fed”) began to focus more on stimulating growth and less on watching inflation. The Fed cut the target fed funds rate from 5.25% to 4.25% during the last four months of 2007 and then slashed the rate by an additional 1.25% in two separate actions within just eight days of each other in January 2008. Also in early 2008, Congress passed, and President Bush signed, a $168 billion fiscal stimulus bill that contained rebates for taxpayers, tax breaks for businesses and additional assistance for Social Security recipients and disabled veterans.

Over the twelve-month period ended January 31, 2008, the management teams of Evergreen’s money market funds held to their discipline, seeking competitive income through investments in high-quality, short-term securities while retaining an emphasis on capital preservation.

We believe the experiences in the investment markets during the past twelve months have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

LETTER TO SHAREHOLDERS continued

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the Financial Industry Regulatory Authority (FINRA).

FUND AT A GLANCE

as of January 31, 2008

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• Mathew M. Kiselak

• James Randazzo

PERFORMANCE AND RETURNS*

Portfolio inception date: 11/2/1988

	Class A	Class S	Class I
Class inception date	1/5/1995	6/30/2000	11/2/1988

Nasdaq symbol	EXAXX	N/A	EVTXX

Average annual return

1-year	2.97%	2.67%	3.28%

5-year	1.76%	1.46%	2.07%

10-year	2.16%	2.00%	2.46%

7-day annualized yield	2.24%	1.94%	2.54%

30-day annualized yield	2.42%	2.13%	2.73%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Class S. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Class S prior to its inception is based on the performance of Class I, the original class offered. The historical returns for Class S have not been adjusted to reflect the effect of its 12b-1 fee. The fund incurs 12b-1 fees of 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class S would have been lower.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower. Returns reflect expense limits previously in effect for Classes S, without which returns for Class S would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

FUND AT A GLANCE continued

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) to certain mutual fund wrap program clients of Wachovia Securities and of third-party broker/dealers when purchased through a clearing relationship with Wachovia Securities or an affiliate providing mutual fund clearing services, (3) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (4) to certain institutional investors, and (5) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class S shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund’s distributor.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

Yields are based on net investment income for the stated periods and annualized.

All data is as of January 31, 2008, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2007 to January 31, 2008.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	8/1/2007	1/31/2008	Period*

Actual
Class A	$ 1,000.00	$ 1,014.56	$ 4.16
Class S	$ 1,000.00	$ 1,013.04	$ 5.68
Class I	$ 1,000.00	$ 1,016.10	$ 2.64
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,021.07	$ 4.18
Class S	$ 1,000.00	$ 1,019.56	$ 5.70
Class I	$ 1,000.00	$ 1,022.58	$ 2.65

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.82% for Class A, 1.12% for Class S and 0.52% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

		Year Ended January 31,

CLASS A	2008	2007	2006	2005	2004

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.03	0.03	0.02	0.01	0.01

Distributions to shareholders from
Net investment income	(0.03)	(0.03)	(0.02)	(0.01)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	2.97%	2.80%	1.87%	0.68%	0.51%

Ratios and supplemental data
Net assets, end of period (millions)	$ 392	$ 401	$ 482	$ 763	$ 958
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.82%	0.83%	0.82%	0.83%	0.85%
Expenses excluding waivers/reimbursements and expense reductions	0.85%	0.86%	0.86%	0.87%	0.86%
Net investment income (loss)	2.92%	2.75%	1.78%	0.65%	0.50%

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

		Year Ended January 31,

CLASS S	2008	2007	2006	2005	2004

Net asset value, beginning of period	$ 1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.03	0.02	0.02	0	0

Distributions to shareholders from
Net investment income	(0.03)	(0.02)	(0.02)	0[1]	0[1]

Net asset value, end of period	$ 1.00	$1.00	$1.00	$1.00	$1.00

Total return	2.67%	2.50%	1.57%	0.38%	0.21%

Ratios and supplemental data
Net assets, end of period (millions)	$1,732	$ 337	$ 315	$ 319	$ 463
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.12%	1.13%	1.12%	1.13%	1.13%
Expenses excluding waivers/reimbursements and expense reductions	1.15%	1.16%	1.16%	1.17%	1.15%
Net investment income (loss)	2.50%	2.46%	1.54%	0.34%	0.22%

1 Amount represents less than $0.005 per share.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

		Year Ended January 31,

CLASS I	2008	2007	2006	2005	2004

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.03	0.03	0.02	0.01	0.01

Distributions to shareholders from
Net investment income	(0.03)	(0.03)	(0.02)	(0.01)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	3.28%	3.11%	2.18%	0.98%	0.81%

Ratios and supplemental data
Net assets, end of period (millions)	$ 364	$ 375	$ 422	$ 492	$ 513
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.52%	0.53%	0.52%	0.52%	0.55%
Expenses excluding waivers/reimbursements and expense reductions	0.55%	0.56%	0.56%	0.56%	0.56%
Net investment income (loss)	3.22%	3.06%	2.12%	0.96%	0.80%

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

January 31, 2008

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 98.0%
AIRPORT 2.7%
Clark Cnty., NV Arpt. RB, Ser. 2007-330, 4.00%, VRDN, (Insd. by AMBAC & Liq.:
Morgan Stanley)	$ 2,995,000	$2,995,000
Dallas-Fort Worth, TX Intl. Arpt. RB, Ser. 1019, 3.45%, VRDN, (Insd. by FGIC &
Liq.: JPMorgan Chase & Co.)	2,035,000	2,035,000
Greater Orlando Aviation Auth. RB, Flight Safety Proj.:
Ser. A, 2.19%, VRDN, (Gtd. by Berkshire Hathaway, Inc.)	3,100,000	3,100,000
Ser. B, 2.19%, VRDN, (Gtd. by Berkshire Hathaway, Inc.)	3,000,000	3,000,000
Hillsborough Cnty., FL Aviation Auth. RB, Ser. 930, 2.60%, VRDN, (Insd. by AMBAC
& Liq.: JPMorgan Chase & Co.)	3,735,000	3,735,000
Houston, TX Arpt. Sys. RB, Ser. 404, 3.92%, VRDN, (Insd. by FGIC & Liq.: Morgan
Stanley)	1,100,000	1,100,000
JPMorgan Chase & Co. RB, PUTTER, Ser. 2383, 2.70%, VRDN, (Insd. by FSA & Liq.:
JPMorgan Chase & Co.)	1,460,000	1,460,000
Metropolitan Washington, DC Arpt. Auth. RB:
Ser. 736, 2.95%, VRDN (Insd. by MBIA & Liq.: Merrill Lynch & Co., Inc.)	9,285,000	9,285,000
Ser. 2161, 3.60%, VRDN (Insd. by AMBAC & Liq: JPMorgan Chase & Co.)	6,215,000	6,215,000
Miami-Dade Cnty., FL IDA Arpt. Facs. RB, Flight Safety Proj.:
Ser. A, 2.39%, VRDN, (Gtd. by Boeing Co.)	20,210,000	20,210,000
Ser. B, 2.39%, VRDN, (Gtd. by Boeing Co.)	15,230,000	15,230,000

		68,365,000

CONTINUING CARE RETIREMENT COMMUNITY 0.3%
Bay Cnty., FL RB, Methodist Home for Aging, 2.35%, VRDN, (Insd. by FHLB)	7,885,000	7,885,000
Orange Cnty., FL Hlth. Facs. Auth. RB, 2.11%, VRDN, (LOC: SunTrust Banks, Inc.)	695,000	695,000

		8,580,000

EDUCATION 5.0%
ABN AMRO Munitops Cert. Trust RB:
Ser. 2004-03, 2.27%, VRDN, (LOC: ABN AMRO Holding NV)	11,825,000	11,825,000
Ser. 2004-10, 2.65%, VRDN, (Insd. by FGIC & SPA: Bank of America Corp.)	1,000,000	1,000,000
Ser. 2006-71, 3.20%, VRDN, (Insd. by FGIC & SPA: Bank of America Corp.)	13,420,000	13,420,000
Broward Cnty., FL Sch. Board Cert. Trust RB, Ser. 6022, 2.28%, VRDN, (Liq.:
Citigroup Corp.)	5,145,000	5,145,000
Carrollton, GA Payroll Dev. Auth. RB, Oak Mountain Academy, 2.67%, VRDN,
(LOC: Columbus Bank & Trust Co.)	1,800,000	1,800,000
Colorado Edl. & Cultural Facs. Auth. RB:
Concordia Univ. of Irvine Proj., 2.03%, VRDN, (LOC: U.S. Bank)	2,275,000	2,275,000
Vail Mountain Sch. Proj., 2.21%, VRDN, (LOC: KeyCorp)	4,000,000	4,000,000
Vail Valley Proj., 2.18%, VRDN, (LOC: U.S. Bank)	5,970,000	5,970,000
Columbus, GA Dev Auth. RB, Foundation Properties, Inc., Art & Theatre Bldg. Proj.,
Ser. 2007, 2.25%, VRDN, (LOC: Columbus Bank & Trust Co.)	2,200,000	2,200,000
Franklin Cnty., TN Hlth. & Edl. Facs. Board RB, St. Andrew’s Sewanee Sch. Proj.,
2.23%, VRDN, (LOC: AmSouth Bancorp)	1,685,000	1,685,000
Fulton Cnty., GA Dev. Auth. RB, Mount Pisgah Christian Sch. Proj., 2.25%, VRDN,
(LOC: Bank of North Georgia)	4,500,000	4,500,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2008

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
King Cnty., WA Sch. Dist. No. 401 RB, Highline Pub. Sch. Proj., Ser. 2224, 3.52%,
VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	$ 9,595,000	$9,595,000
Lowndes Cnty., GA Dev. Auth. RB, Valwood Sch. Proj., 2.30%, VRDN, (LOC:
Columbus Bank & Trust Co.)	6,615,000	6,615,000
Nebraska Elementary & Secondary Sch. Fin. Auth. Edl. Facs. RB, Lutheran Sch. Proj.,
2.03%, VRDN, (LOC: Fifth Third Bancorp)	4,865,000	4,865,000
New York Dorm. Auth. RRB, 3.46%, 04/03/2008, (Insd. by MBIA & Liq.: Dexia
SA)	4,935,000	4,935,000
Palm Beach Cnty., FL Sch. Board Cert. RB, Ser. 6008, 4.66%, VRDN, (Insd. by FGIC
& Liq.: Citigroup, Inc.)	4,150,000	4,150,000
Pennsylvania Higher Edl. Facs. Auth. RB, Ser. 1412, 3.42%, VRDN, (Insd. by MBIA
& Liq.: Morgan Stanley)	798,000	798,000
Private Colleges and Universities Auth. of Georgia RB, Mercer Univ. Proj.:
2.18%, VRDN, (LOC: Branch Bank & Trust Co.)	11,305,000	11,305,000
Ser. A, 2.18%, VRDN, (LOC: Branch Bank & Trust Co.)	5,500,000	5,500,000
Seneca Gardens, KY Edl. Facs. RB, Louisville Presbyterian Seminary Proj., Ser. 2005,
2.31%, VRDN, (LOC: Natl. City Bank of Kentucky)	5,035,000	5,035,000
South Carolina Edl. Facs. Auth. RB, Erskine College Proj., 2.24%, VRDN, (LOC:
Natl. Bank of South Carolina)	5,750,000	5,750,000
Summit Cnty., OH RB, Western Academy Reserve, 2.19%, VRDN, (LOC: KeyCorp)	230,000	230,000
University of South Florida Research Foundation RB, Univ. Tech. Ctr. Research Proj.,
Ser. B, 2.17%, VRDN, (LOC: Bank of America Corp.)	700,000	700,000
Volusia Cnty., FL Sch. Dist. TAN, 4.00%, 09/17/2008	10,000,000	10,033,849
Washington Hsg. Fin. Commission RB, Gonzaga Preparatory Sch., 2.20%, VRDN,
(LOC: Bank of America Corp.)	2,000,000	2,000,000

		125,331,849

GENERAL OBLIGATION - LOCAL 2.9%
ABN AMRO Munitops Cert. Trust GO:
Ser. 2003-18, 2.55%, VRDN, (Insd. by MBIA & SPA: ABN AMRO Bank)	9,495,000	9,495,000
Ser. 2006-39, 2.27%, VRDN, (Insd. by MBIA & SPA: ABN AMRO Bank)	9,730,000	9,730,000
Chattanooga, TN GO, ROC RR-II-R-1026, 21st Century Waterfront Proj., 2.53%,
VRDN, (Insd. by MBIA & Liq.: Citigroup, Inc.)	4,855,000	4,855,000
Clark Cnty., NV Eclipse Funding Trust GO, Ser. 2006-0146, 3.75%, 03/13/2008,
(Insd. by AMBAC & LOC: U.S. Bank)	6,350,000	6,354,382
Cook Cnty., IL GO, Ser. 559, 2.50%, VRDN, (Liq.: JPMorgan Chase & Co.)	3,000,000	3,000,000
Fort Bend Cnty., TX GO, PFOTER, Ser. 1326, 2.90%, VRDN, (Insd. by FGIC)	2,765,000	2,765,000
Greensboro, NC Pub. Impt. GO, Ser. B, 1.95%, VRDN, (Liq.: Bank of America
Corp.)	9,300,000	9,300,000
Honolulu, HI GO, PFOTER, 3.50%, VRDN, (Insd. by MBIA & SPA: Merrill Lynch &
Co., Inc.)	4,995,000	4,995,000
Suffolk Cnty., NY GO TAN, Ser. I, 3.50%, 08/14/2008	12,000,000	12,041,577
Washoe Cnty., NV Eclipse Funding Trust GO, Ser. 2006-0142, 3.80%, 09/01/2014,
(Liq.: U.S. Bank)	8,510,000	8,537,657

		71,073,616

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2008

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - STATE 5.0%
Austin Trust Cert. GO, Ser. 2007-2029, 2.55%, VRDN, (Insd. by MBIA & Liq.: Bank
of America Corp.)	$ 9,990,000	$9,990,000
California GO RAN, 4.00%, 06/30/2008	25,000,000	25,063,378
Clipper Tax-Exempt Cert. Trust RB:
Ser. 2007-26, 2.50%, VRDN, (Liq.: State Street Corp.)	29,693,000	29,693,000
Ser. 2007-32, 2.40%, VRDN, (Liq.: State Street Corp.)	14,500,000	14,500,000
Florida Board of Ed. GO:
ROC RR-II-R-0482, 2.28%, VRDN, (LOC: CitiBank, NA)	7,130,000	7,130,000
Ser. 137, 2.30%, VRDN, (Liq.: JPMorgan Chase & Co.)	2,960,000	2,960,000
Florida Dept. of Trans. GO, ROC RR-II-R-1001, 2.28%, VRDN, (Liq.: Citigroup,
Inc.)	5,430,000	5,430,000
Texas GO:
Ser. 1016, 2.25%, VRDN, (Liq.: JPMorgan Chase & Co.)	3,285,000	3,285,000
Ser. 2007, 4.50%, 08/28/2008	25,000,000	25,110,176

		123,161,554

HOSPITAL 8.2%
Birmingham, AL Spl. Care Facs. Fin. Auth. RB:
Eye Foundation Hosp., Ser. A, 2.41%, VRDN, (LOC: Columbus Bank & Trust
Co.)	16,040,000	16,040,000
Methodist Home for the Aging, 3.70%, VRDN, (LOC: Colonial BancGroup,
Inc.)	6,000,000	6,000,000
Columbus, GA Hosp. Auth. RB, St. Francis Hosp., 2.60%, VRDN, (Gtd. by Columbus
Bank & Trust Co.)	8,245,000	8,245,000
Georgetown, MI, Econ. Dev. Corp. RB, Sunset Manor Proj., Ser. 2000, 2.45%,
VRDN, (LOC: Huntington Natl. Bank)	8,860,000	8,860,000
Halifax, FL Med. Ctr. RB, 2.28%, VRDN, (LOC: CitiBank, NA)	6,500,000	6,500,000
Highlands Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth. Sys. Proj.:
Ser. A, 2.15%, VRDN, (LOC: SunTrust Banks, Inc.)	300,000	300,000
Ser. C, 2.17%, VRDN, (Gtd. by Adventist Hlth. Sys.)	500,000	500,000
Highlands Cnty., FL Hlth. Facs. Auth. RRB, Adventist Hlth. Sys. Proj., Ser. B, 2.15%,
VRDN, (LOC: SunTrust Banks, Inc.)	5,750,000	5,750,000
Jacksonville, FL Hlth. Facs. Auth. Hosp. RB, Ser. A, 1.80%, VRDN, (LOC: Bank of
America Corp.)	240,000	240,000
Jacksonville, FL IDRB, Univ. of Florida Hlth. & Science Ctr., 2.23%, VRDN, (LOC:
Bank of America Corp.)	800,000	800,000
Kentucky EDA St. Luke’s Hosp. RB, PFOTER, 3.60%, VRDN, (Liq.: Merrill Lynch &
Co., Inc.)	500,000	500,000
Lima, OH Hosp. RB, Lima Mem. Hosp. Proj., 2.24%, VRDN, (LOC: Bank One)	720,000	720,000
Louisiana Pub. Facs. Auth. RB:
Blood Ctr. Proj., 2.24%, VRDN, (LOC: Union Planters Bank)	3,580,000	3,580,000
Cenikor Foundation Proj., 2.24%, VRDN, (LOC: Union Planters Bank)	2,815,000	2,815,000
Lowndes Cnty., GA Residential Care Facs. for the Elderly RB, South Georgia Hlth.
Alliance Proj., 2.15%, VRDN, (LOC: Bank of America Corp.)	1,111,000	1,111,000
Miami, FL Hlth. Facs. Auth. RB, PFOTER, Mercy Hosp. Proj., 3.60%, VRDN, (LOC:
WestLB AG)	17,595,000	17,595,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2008

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Mobile, AL Infirmary Hlth. Sys. Spl. Care Facs. Fin. Auth. RB, 2.21%, VRDN, (LOC:
Regions Bank)	$ 8,500,000	$8,500,000
Mobile, AL Second Med. Clinic RB, Bridge, Inc. Proj., 2.40%, VRDN, (LOC: Regions
Bank)	1,080,000	1,080,000
New Hampshire Hlth. & Edl. Facs. RB, New London Hosp., Ser. 2007, 2.24%,
VRDN, (LOC: Fortis Bank)	10,000,000	10,000,000
Orange Cnty., FL Hlth. Facs. Auth. RB, 3.65%, VRDN, (SPA: Bay Hypo-Und
Vereinsbank AG)	25,125,000	25,125,000
Palm Beach Cnty., FL Hlth. Facs. Auth. RB, Bethesda Hlth. Care Proj., 1.80%, VRDN,
(LOC: SunTrust Banks, Inc.)	360,000	360,000
Pennsylvania EDFA Treasury Dept. Hosp. RB, Ser. A-2, 2.26%, VRDN, (LOC: Natl.
City Corp.)	3,000,000	3,000,000
Rhode Island Hlth. & Edl. Bldg. Corp. RB:
Lifespan Proj.:
Ser. 1999-69A, Class A, 4.00%, VRDN, (Liq.: Bear Stearns Cos.)	26,435,000	26,435,000
Ser. 1999-69B, Class B, 4.00%, VRDN, (Liq.: Bear Stearns Cos.)	26,395,000	26,395,000
New England Hosp. Financing Care:
Ser. A, 2.25%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,200,000	5,200,000
Ser. B, 1.95%, VRDN, (Liq.: JPMorgan Chase & Co.)	4,200,000	4,200,000
Salt Lake City, UT Hosp. MTC, Ser. 1999-69B, 4.00%, VRDN, (Liq.: Bear Stearns
Cos.)	2,785,000	2,785,000
South Carolina EDA RB, Claire Coop. Hlth. Proj., 2.25%, VRDN, (LOC: Natl. Bank
of South Carolina)	2,000,000	2,000,000
South Carolina Jobs EDA Hosp. Facs. RB, Cannon Mem. Hosp., Ser. A, 2.27%,
VRDN, (LOC: Natl. Bank of South Carolina)	2,945,000	2,945,000
Springfield, TN Hlth. & Edl. Facs. RB, North Crest Med. Ctr. Proj., Ser. A, 2.26%,
VRDN, (LOC: Amsouth Bancorp)	3,000,000	3,000,000
St. Joseph Cnty., IL, Deutsche Bank Spears Trust RB, 2.38%, VRDN, (Liq.: Deutsche
Bank AG)	3,990,000	3,990,000

		204,571,000

HOUSING 20.4%
Alachua Cnty., FL HFA RB, Univ. Cove Apts. Proj., 2.30%, VRDN, (LOC: SunTrust
Banks, Inc.)	3,965,000	3,965,000
Alaska Hsg. Fin. Corp. RB, Ser. 1020, 2.30%, VRDN, (Liq.: JPMorgan Chase &
Co.)	4,845,000	4,845,000
Arlington Heights, IL MHRB, Dunton Tower Apts. Proj., 2.16%, VRDN, (LOC:
Marshall & Ilsley Corp.)	9,280,000	9,280,000
Brevard Cnty., FL HFA MHRB, Shore View Apts. Proj., 2.50%, VRDN, (LOC: Harris
Trust & Savings)	2,200,000	2,200,000
Broward Cnty., FL MHRB, Cypress Grove Apts., Ser. B, 2.80%, VRDN, (LOC:
CitiBank, NA)	4,270,000	4,270,000
California HFA MHRB, Ser. A, 2.09%, VRDN, (Liq.: U.S. Bank)	100,000	100,000
California HFA RB, Home Mtge., Ser. J, 2.90%, VRDN, (SPA: Merrill Lynch & Co.,
Inc.)	50,000	50,000
Chattanooga, TN Hlth., Edl. & Hsg. Facs. RB, Alexian Ct. Proj., 4.00%, VRDN, (LOC:
First Tennessee Bank)	1,300,000	1,300,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2008

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Class B Revenue Bond Cert. Trust, Ser. 2001-02, 2.42%, VRDN, (Liq.: American Intl.
Group, Inc.)	$ 16,300,000	$16,300,000
Clipper Tax-Exempt Cert. Trust COP:
Ser. 1999-02, 2.35%, VRDN, (SPA: State Street Corp.)	1,879,055	1,879,055
Ser. 2000-01, 2.29%, VRDN, (SPA: State Street Corp.)	450,000	450,000
Ser. 2002-09, 2.60%, VRDN, (Insd. by FNMA & Liq.: State Street Corp.)	21,204,000	21,204,000
Ser. 2004-10, 2.35%, VRDN, (Insd. by FNMA & GNMA & Liq.: State Street
Corp.)	6,674,000	6,674,000
Ser. 2005-14, 2.32%, VRDN, (Insd. by GNMA & Liq.: State Street Corp.)	3,693,000	3,693,000
Ser. 2006-06, 2.40%, VRDN, (Liq.: State Street Corp.)	4,347,000	4,347,000
Collin Cnty., TX Hsg. Fin. Corp. RB, Huntington Apts. Proj., 2.29%, VRDN, (Insd. by
FHLMC)	6,155,000	6,155,000
Columbus, GA MHRB, Quail Ridge Proj., 2.50%, VRDN, (LOC: Columbus Bank &
Trust Co.)	4,250,000	4,250,000
DeKalb Cnty., GA Hsg. Auth. MHRB, Post Walk Proj., 2.32%, VRDN, (Insd. by
FNMA)	14,800,000	14,800,000
District of Columbia HFA MHRB:
Fort Lincoln Garden Proj., Ser. A, 2.30%, VRDN, (LOC: SunTrust Banks, Inc.)	2,510,000	2,510,000
Tyler House Trust, Ser. 1995-A, 2.29%, VRDN, (SPA: Landesbank Hessen-
Thüringen Girozentrale)	14,200,000	14,200,000
Escambia Cnty., FL HFA RB, Macon Trust 2002, Ser. B, 2.28%, VRDN, (Insd. by
GNMA & LOC: Bank of America Corp.)	3,880,000	3,880,000
FHLMC MHRB, Ser. M001, Class A, 2.40%, VRDN, (Insd. by & Liq.: FHLMC)	11,696,194	11,696,194
Florida Hsg. Fin. Corp. MHRB:
Lake Shore Apts. Proj., 2.42%, VRDN, (Insd. by FNMA)	5,900,000	5,900,000
Lee Vista Apts. Proj., 2.23%, VRDN, (Insd. by FHLMC)	6,635,000	6,635,000
Maitland Apts. Proj., 2.22%, VRDN, (Insd. by FHLMC)	9,390,000	9,390,000
Spring Haven Apts. Proj., 2.25%, VRDN, (LOC: CitiBank, NA)	5,690,000	5,690,000
Florida Hsg. Fin. Corp. MHRRB, College Park Apts., 2.22%, VRDN, (Liq.: FHLMC)	9,775,000	9,775,000
Hamilton Cnty., OH MHRB, Forest Ridge Apt. Proj., 2.42%, VRDN, (Liq.: American
Intl. Group, Inc.)	10,400,000	10,400,000
Indianapolis, IN MHRB, Canal Square Proj., Ser. A, 2.24%, VRDN, (Insd. by
FHLMC)	11,905,000	11,905,000
Kansas Dev. Fin. Auth. MHRB, Trails Garden City Proj., 3.00%, VRDN, (Liq.:
American Intl. Group, Inc.)	7,854,000	7,854,000
Macon Trust Pooled Cert.:
Ser. 1997, 2.37%, VRDN, (Insd. by FSA & LOC: Bank of America Corp.)	1,070,000	1,070,000
Ser. 1998A, 2.43%, VRDN, (Insd. by AMBAC & LOC: Bank of America Corp.)	344,000	344,000
Macon-Bibb Cnty., GA Urban Dev. Auth. RRB, Hotel Investors Proj., 2.12%, VRDN,
(LOC: SunTrust Banks, Inc.)	163,000	163,000
Massachusetts Dev. Fin. Agcy. RB, Georgetown Vlg. Apts., Ser. A, 2.27%, VRDN,
(Insd. by FNMA)	3,800,000	3,800,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2008

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Merrill Lynch Puttable Option Tax-Exempt Receipts:
Class A:
2.50%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	$27,370,000	$27,370,000
5.30%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	67,495,000	67,495,000
Class B, 2.35%, VRDN, (Liq.: Lloyds TSB Group plc)	48,225,000	48,225,000
Class C, 2.35%, VRDN, (SPA: Lloyds TSB Group plc)	3,260,000	3,260,000
Class D, 2.35%, VRDN, (Liq.: Societe Generale)	8,045,000	8,045,000
Class G, 2.35%, VRDN, (Liq.: Lloyds TSB Group plc)	19,570,000	19,570,000
Class I, 2.35%, VRDN, (Liq.: Lloyds TSB Group plc)	615,000	615,000
Ser. EC-002, 2.35%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	9,919,000	9,919,000
Metropolitan Govt. Nashville & Davidson Cnty., TN Hsg. Facs. MHRB, Meadow
Creek Apts. Proj., 4.10%, VRDN, (LOC: First Tennessee Bank)	5,000,000	5,000,000
Metropolitan Govt. Nashville & Davidson Cnty., TN RRB, Hickory Trace Apts. Proj.,
2.19%, VRDN, (Insd. by FHLMC)	4,750,000	4,750,000
Minneapolis, MN MHRB, Stone Arch Apts., 2.29%, VRDN, (Insd. by FHLB)	3,600,000	3,600,000
Minnesota HFA RB, Residential Hsg. Fin. Proj., Ser. A, 3.65%, 03/04/2008, (SPA:
State Street Corp.)	10,000,000	10,000,000
Montgomery Cnty., MD Hsg. Opportunities Cmnty. MHRB, 2.35%, VRDN, (SPA:
Danske Bank)	20,000,000	20,000,000
Nebraska Investment Fin. Auth. MHRB:
Apple Creek Associates Proj., 2.95%, VRDN, (LOC: Northern Trust Corp.)	4,310,000	4,310,000
Bridgeport Apts. Proj., 2.42%, VRDN, (Liq.: American Intl. Group, Inc.)	8,615,000	8,615,000
New York Homeowner Mtge. Agcy. RB, Ser. 150, 1.80%, VRDN, (SPA: Dexia SA)	4,000,000	4,000,000
Oakland, CA Redev. Agcy. MHRB, 2.80%, VRDN, (LOC: Lloyds TSB Group plc)	400,000	400,000
Ogden City, UT Hsg. Auth. MHRB, Madison Manor Browning Apts. Proj., 2.24%,
VRDN, (LOC: KeyCorp)	1,140,000	1,140,000
Olathe, KS MHRB, Jefferson Place Apts. Proj., Ser. B, 2.25%, VRDN, (Insd. by
FHLMC)	2,485,000	2,485,000
Palm Beach, FL Muni Mae Finl. MHRB, Ser. B, Class A, 2.24%, VRDN, (LOC:
SunTrust Banks, Inc.)	8,838,750	8,838,750
Park Trails, OH RB, Ser. TR, 2.42%, VRDN, (Gtd. by AIG Retirement Svcs.)	1,800,000	1,800,000
Pinellas Cnty., FL HFA RB, PFOTER, 2.28%, VRDN, (SPA: Landesbank Hessen-
Thüringen Girozentrale)	370,000	370,000
Simi Valley, CA MHRB, 2.12%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	13,300,000	13,300,000
Volusia Cnty., FL HFA RB, Sunrise Pointe Apts., Ser. A, 2.30%, VRDN, (LOC: Bank of
America Corp.)	7,300,000	7,300,000
Washington Hsg. Fin. Commission RB, Ser. 1335, 2.30%, VRDN, (Insd. by FHLMC,
FNMA, GNMA & Liq.: JPMorgan Chase & Co.)	4,350,000	4,350,000
Washington MHRB, Eaglepointe Apts., Ser. A, 2.42%, VRDN, (Liq.: American Intl.
Group, Inc.)	4,840,000	4,840,000
Waukesha, WI HFA RB, Park Place Apts. Proj., 2.29%, VRDN, (LOC: Marshall &
Ilsley Corp.)	5,750,000	5,750,000

		506,321,999

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2008

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE 13.7%
Alachua Cnty., FL IDRB, Florida Rock Proj., 2.25%, VRDN, (LOC: Bank of America
Corp.)	$ 1,000,000	$1,000,000
Allegheny Cnty., PA IDA RB, United Jewish Federation Proj., Ser. A, 2.17%, VRDN,
(LOC: PNC Finl. Svcs. Group, Inc.)	1,693,000	1,693,000
Allendale Cnty., SC IDRB, King Seeley Thermos Proj., 2.25%, VRDN, (SPA: Royal
Bank of Scotland)	9,250,000	9,250,000
Belgium, WI IDRB, Trimen Industries, Inc. Proj., 2.32%, VRDN, (LOC: U.S.
Bancorp)	3,955,000	3,955,000
Berkeley Cnty., SC IDRB, Amoco Oil Co. Proj., Ser. 1997, 1.87%, VRDN, (Gtd. by BP
plc)	3,200,000	3,200,000
Boone Cnty., KY Indl. Bldg. RB, Lyons Magnus East Proj., Ser. A, 2.27%, VRDN,
(LOC: Bank of America Corp.)	320,000	320,000
Botetourt Cnty., VA IDRB, Altec Inds. Proj., 2.33%, VRDN, (LOC: AmSouth
Bancorp)	2,700,000	2,700,000
Box Elder Cnty., UT PCRRB, Nucor Corp. Proj., Ser. 2002, 2.08%, VRDN, (Gtd. by
Nucor)	2,900,000	2,900,000
Brunswick & Glynn Cnty., GA EDRB, Epworth by the Sea Proj., 2.25%, VRDN,
(LOC: Columbus Bank & Trust Co.)	1,079,000	1,079,000
Butler, WI IDRB, Western States Envelope Co. Proj., 2.27%, VRDN, (LOC: Marshall
& Ilsley Corp.)	1,295,000	1,295,000
California CDA IDRB, American Biodiesel Proj., Ser. B, 2.30%, VRDN, (LOC: Wells
Fargo Bank)	8,000,000	8,000,000
California EDA RB, Killion Inds. Proj., 2.47%, VRDN, (LOC: Union Bank of
California)	2,720,000	2,720,000
Chesterfield Cnty., VA IDA RB, Allied Signal, Inc., 2.60%, VRDN, (Gtd. by
Honeywell Intl., Inc.)	3,000,000	3,000,000
Clayton Cnty., GA IDA RB, Anasteel Supply Co. Proj., 2.34%, VRDN, (LOC: Branch
Bank & Trust Co.)	3,000,000	3,000,000
Cobb Cnty., GA IDRB, Standex Intl. Corp. Proj., 2.27%, VRDN, (LOC: Bank of
America Corp.)	3,300,000	3,300,000
Colorado EDRB, Super Vacuum Manufacturing Co. Proj., Class A, 2.43%, VRDN,
(LOC: Wells Fargo & Co.)	1,920,000	1,920,000
Colorado HFA EDRB:
Corey Bldg. Proj., Ser. A, 2.33%, VRDN, (LOC: Wells Fargo & Co.)	1,530,000	1,530,000
Gressman Enterprises Proj., 2.37%, VRDN, (LOC: Wells Fargo & Co.)	3,300,000	3,300,000
Colorado HFA IDRB, Worldwest, LLP Proj., 2.37%, VRDN, (LOC: Firstar Bank)	2,500,000	2,500,000
Dade Cnty., FL IDA RB, Quipp, Inc. Proj., 2.30%, VRDN, (LOC: Bank of America
Corp.)	250,000	250,000
Dallam Cnty., TX Indl. Dev. Econ. RB, Hilmar Cheese Co., Inc. Proj., 2.35%, VRDN,
(LOC: Bank of the West)	12,250,000	12,250,000
Devils Lake, ND IDRB, Noodles by Leonardo, 2.59%, VRDN, (LOC: U.S. Bancorp)	7,000,000	7,000,000
Dodge City, KS IDRB, Farmland Natl. Beef Proj., 2.35%, VRDN, (LOC: U.S.
Bancorp)	1,000,000	1,000,000
Dooly Cnty., GA IDA RB, Flint River Svcs. Proj., 2.35%, VRDN, (LOC: Columbus
Bank & Trust Co.)	7,190,000	7,190,000
Douglas Cnty., NE IDRB, James Skinner Co. Proj., 2.44%, VRDN, (LOC: U.S.
Bancorp)	1,525,000	1,525,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2008

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Elkhart Cnty., IN EDRB:
Adorn, Inc. Proj., 2.36%, VRDN, (LOC: Harris Trust & Savings Bank)	$ 1,635,000	$1,635,000
Four Season Hsg., Inc. Proj., 2.42%, VRDN, (LOC: KeyCorp)	1,500,000	1,500,000
Escambia Cnty., FL IDRB, Daw’s Manufacturing Co., Inc. Proj., 2.35%, VRDN, (LOC:
Bank of America Corp.)	2,885,000	2,885,000
Eutaw, AL IDRB, South Fresh Aquaculture Proj., 2.35%, VRDN, (LOC: AmSouth
Bancorp)	3,160,000	3,160,000
Florida Dev. Fin. Corp. IDRB:
Enterprise Bldg. Proj.:
Ser. A1, 2.30%, VRDN, (LOC: RBC Centura Bank)	2,500,000	2,500,000
Ser. A2, 2.22%, VRDN, (LOC: SunTrust Banks, Inc.)	550,000	550,000
Enterprise Triple Crown Trailers, Ser. 2002-C1, 2.29%, VRDN, (LOC: SunTrust
Banks, Inc.)	1,030,000	1,030,000
Fort Walton Proj., Ser. A-4, 2.24%, VRDN, (LOC: SunTrust Banks, Inc.)	570,000	570,000
Novelty Crystal Proj., 2.24%, VRDN, (LOC: SunTrust Banks, Inc.)	1,100,000	1,100,000
Plastics Components Proj., 2.24%, VRDN, (LOC: SunTrust Banks, Inc.)	750,000	750,000
Suncoast Bakeries Proj., Ser. A-1, 2.24%, VRDN, (LOC: SunTrust Banks, Inc.)	520,000	520,000
Franklin Cnty., IN EDRB, J&J Packaging Co. Proj., 2.31%, VRDN, (LOC: Fifth Third
Bancorp)	765,000	765,000
Greenwood, IN EDA RB, Hutchinson Hayes Proj., 2.42%, VRDN, (LOC: Natl. City
Corp.)	1,020,000	1,020,000
Gwinnett Cnty., GA IDRB, Price Co., Inc. Proj., 2.34%, VRDN, (LOC: Bank of
America Corp.)	800,000	800,000
Hackleberg, AL IDRB, River Birch Homes Proj., 2.40%, VRDN, (LOC: AmSouth
Bancorp)	400,000	400,000
Haleyville, AL IDRB, Door Components, LLC Proj., 2.35%, VRDN, (SPA: Canadian
Imperial Bank)	1,200,000	1,200,000
Hamilton, AL IDRB, Quality Hsg. Proj., 2.40%, VRDN, (SPA: Canadian Imperial
Bank)	715,000	715,000
Howard Cnty., MD EDRB, Concrete Pipe & Products Proj., 2.30%, VRDN, (LOC:
Crestar Bank)	660,000	660,000
Hull, WI IDRB, Welcome Dairy, Inc. Proj., 2.44%, VRDN, (LOC: Associated Banc-
Corp.)	1,385,000	1,385,000
Huntsville, AL IDRB, Brown Precision, Inc. Proj., 2.40%, VRDN, (LOC: First Comml.
Bank)	2,665,000	2,665,000
Illinois Dev. Fin. Auth. IDRB, Cook Composites & Polymers Proj., 2.49%, VRDN,
(LOC: BNP Paribas SA)	1,495,000	1,495,000
Illinois Dev. Fin. Auth. PCRB, A.E. Staley Manufacturing Co. Proj., 2.35%, VRDN,
(LOC: Rabobank Intl.)	6,900,000	6,900,000
Indiana Dev. Fin. Auth. IDRB, Goodwill Inds. Central Proj., 2.24%, VRDN, (LOC:
Bank One)	1,450,000	1,450,000
Iowa Fin. Auth. IDRB:
Embria Hlth. Sciences Proj., 2.30%, VRDN, (LOC: Wells Fargo & Co.)	2,000,000	2,000,000
Interwest Proj., 2.40%, VRDN, (SPA: Bay Hypo-Und Vereinsbank AG)	3,020,000	3,020,000
Jacksonville, FL EDA IDRB, Crown Products Co. Proj., Ser. 1998, 2.24%, VRDN,
(LOC: SunTrust Banks, Inc.)	575,000	575,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2008

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Jasper Cnty., MO IDA RB, Leggett & Platt, Inc., 2.27%, VRDN, (LOC: JPMorgan
Chase & Co.)	$ 2,300,000	$2,300,000
Jerome Cnty., ID IDRB, Jerome Cheese Proj., 2.40%, VRDN, (LOC: Bank of
Montreal)	19,420,000	19,420,000
Jewett, TX Econ. Dev. Corp. IDRRB, Nucor Corp. Proj., Ser. B, 2.08%, VRDN	5,400,000	5,400,000
Juab Cnty., UT IDRB, Intermountain Farmers Assn. Proj., 2.40%, VRDN,
(SPA: Bay Hypo-Und Vereinsbank AG)	5,200,000	5,200,000
Kansas City, MO Land Clearance RB, Landmark Bank Proj., 3.16%, VRDN, (LOC:
U.S. Bancorp)	655,000	655,000
Lexington-Fayette Cnty., KY Govt. Indl. Bldg. RB, Cmnty. Action Council Proj., Ser.
2003, 2.31%, VRDN, (LOC: Natl. City Bank of Indiana)	2,430,000	2,430,000
Liberal, KS IDRB, Farmland Natl. Beef Co. Proj., Ser. 2000, 2.35%, VRDN, (LOC:
Rabobank Intl.)	5,850,000	5,850,000
Manitowoc Cnty., WI RB, Lake Michigan Private Inds. Proj., 2.35%, VRDN, (LOC:
U.S. Bancorp)	2,300,000	2,300,000
Maricopa Cnty., AZ IDA RB, Young Elec. Sign Co. Proj., 2.31%, VRDN, (LOC:
KeyCorp)	2,635,000	2,635,000
Massachusetts IFA IDRB, Portland Causeway Realty Trust Co., 3.10%,
VRDN, (LOC: Sovereign Bancorp, Inc.)	3,300,000	3,300,000
Miami-Dade Cnty., FL IDA RB, Reflectone, Inc. Proj., 2.19%, VRDN, (LOC: Royal
Bank of Canada)	11,000,000	11,000,000
Michigan Jobs Dev. Auth. PCRB, Mazda Motor Manufacturing USA Corp., 2.20%,
VRDN, (SPA: Sumitomo Bank, Ltd.)	6,000,000	6,000,000
Michigan Strategic Fund, Ltd. Obl. RB:
Mibelloon Dairy Proj., 2.35%, VRDN, (LOC: Wells Fargo & Co.)	3,000,000	3,000,000
Quantum, Inc. Proj., 2.39%, VRDN, (LOC: Heller Finl., Inc.)	4,040,000	4,040,000
Wilden Adventures Proj., 2.35%, VRDN, (LOC: Comerica Bank)	2,765,000	2,765,000
Minnesota Agriculture & EDRB, Como Partnership Proj., Ser. 1996, 2.44%, VRDN,
(LOC: Firstbank Corp.)	1,270,000	1,270,000
Missouri Dev. Fin. Board IDRB, Cook Composite Co. Proj., Ser. 1994, 2.49%, VRDN,
(SPA: Societe Generale)	3,135,000	3,135,000
Mobile Cnty., AL IDRB, FGDI, LLC Proj., 2.35%, VRDN, (SPA: Bay Hypo-Und
Vereinsbank AG)	3,300,000	3,300,000
Montgomery Cnty., OH Port Auth. Facs. RB, Sherman Dixie Proj., 2.30%, VRDN,
(LOC: Amsouth Bank, NA)	2,945,000	2,945,000
Moorhead, MN Solid Waste Disposal RB, American Crystal Sugar Proj., 2.35%,
VRDN, (LOC: Wells Fargo & Co.)	5,500,000	5,500,000
New Lisbon, WI IDRB, Leer, LP Proj., 2.44%, VRDN, (LOC: U.S. Bancorp)	2,110,000	2,110,000
Newton, WI IDRB, Stecker Machine Co., Inc. Proj., 2.34%, VRDN, (LOC: U.S.
Bancorp)	2,475,000	2,475,000
Oklahoma Dev. Fin. Auth. RB, Indl. Dev. Tracker Marine Proj., 2.25%, VRDN, (LOC:
Bank of America Corp.)	1,900,000	1,900,000
Olathe, KS IDRB, Insulite Proj., 3.03%, VRDN, (LOC: U.S. Bancorp)	1,210,000	1,210,000
Oregon EDRB, Beef Northwest Feeders, Inc., 2.40%, VRDN, (LOC: Bank of America
Corp.)	1,295,000	1,295,000
Osceola Vlg., WI IDRB, Johnson Family, LP, 2.32%, VRDN, (LOC: U.S. Bancorp)	1,985,000	1,985,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2008

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Pasco Cnty., FL IDRB, PAC-MED, Inc. Proj., 2.30%, VRDN, (LOC: Bank of America
Corp.)	$ 1,400,000	$1,400,000
Pilchuck, WA Dev. Pub. Corp. IDRB, Romac Inds., Inc., Ser. 1995, 2.32%, VRDN,
(LOC: Bank of California)	800,000	800,000
Pinal Cnty., AZ IDA RB, Solid Waste Disposal, Feenstra Investments, LLC Proj.,
2.40%, VRDN, (LOC: KeyCorp)	1,250,000	1,250,000
Plymouth, WI IDRB, Wisconsin Plastics Products, Inc., 2.44%, VRDN, (LOC:
Associated Banc-Corp.)	1,115,000	1,115,000
Polk Cnty., FL IDA RB, Sun Orchard Florida, Inc. Proj., 2.50%, VRDN, (LOC: U.S.
Bancorp)	1,245,000	1,245,000
Port Bellingham, WA IDRB, BP West Coast Products, LLC Proj.:
1.87%, VRDN, (Gtd. by BP plc)	1,000,000	1,000,000
Ser. 2006, 1.87%, VRDN, (Liq.: Goldman Sachs Group, Inc.)	2,300,000	2,300,000
Rockingham Cnty., NC Indl. Facs. & PCRB, Innofa U.S.A Proj., 2.38%, VRDN, (LOC:
Branch Bank & Trust Co.)	4,300,000	4,300,000
Rockwall, TX IDRB, Columbia Extrusion Corp., 2.49%, VRDN, (LOC: U.S. Bancorp)	1,700,000	1,700,000
Savannah, GA EDRB, Georgia Kaolin, Inc., 2.25%, VRDN, (LOC: Bank of America
Corp.)	2,250,000	2,250,000
Sheboygan, WI IDRB:
Alaark Manufacturing Corp. Proj., 2.37%, VRDN, (LOC: Associated
Banc-Corp.)	1,725,000	1,725,000
Vortex Liquid Color Proj., 2.45%, VRDN, (LOC: Associated Banc-Corp.)	1,440,000	1,440,000
Skokie, IL EDRB, Skokie Fashion Square Proj., 2.60%, VRDN, (LOC: LaSalle Bank)	1,850,000	1,850,000
South Carolina Jobs EDA RB:
Blue Ridge Log Cabins, LLC, 2.38%, VRDN, (LOC: Branch Bank & Trust Co.)	6,600,000	6,600,000
Compact Air Products, LLC, 2.31%, VRDN, (LOC: KeyCorp)	2,620,000	2,620,000
Ortec, Inc. Proj., Ser. B, 2.30%, VRDN, (LOC: Bank of America Corp.)	1,700,000	1,700,000
Roller Bearing Co. Proj., Ser. 1994-A, 2.39%, VRDN, (Liq.: Heller Finl., Inc.)	7,700,000	7,700,000
South Dakota EDFA IDRB, Lomar Dev. Co. Proj., 2.44%, VRDN, (LOC: U.S.
Bancorp)	1,770,000	1,770,000
Springfield, MO IDA RB, SLH Investments, LLC Proj., 2.47%, VRDN, (LOC: U.S.
Bancorp)	1,180,000	1,180,000
St. Charles Cnty., MO IDRB:
Craftsmen Inds. Proj., 2.34%, VRDN, (LOC: U.S. Bancorp)	5,460,000	5,460,000
Kuenz Heating & Sheet Metal, 2.51%, VRDN, (LOC: U.S. Bancorp)	2,140,000	2,140,000
Summit Cnty., UT IDRB, Hornes’ Kimball Proj., Ser. 1985, 2.72%, VRDN, (LOC: U.S.
Bancorp)	100,000	100,000
Surry Cnty., VA IDA RB, Windsor Mill Proj., Ser. 2007, 2.30%, VRDN, (LOC: Wells
Fargo & Co.)	3,750,000	3,750,000
Trumann, AR IDRB, Roach Manufacturing Corp. Proj., 2.40%, VRDN, (LOC: Regions
Bank)	4,000,000	4,000,000
Tulsa, OK Indl. Auth. IDRB, YMCA of Greater Tulsa Proj., 2.40%, VRDN, (LOC: Bank
of Oklahoma, NA)	5,510,000	5,510,000
Valdez, AK Marine Pipelines, Inc. RRB, Ser. 2001, 1.80%, 02/01/2008, (Gtd. by BP
plc)	7,200,000	7,200,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2008

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Vanderburgh Cnty., IN EDRB, Pyrotek, Inc. Proj., 2.31%, VRDN, (LOC: KeyCorp)	$ 2,040,000	$2,040,000
Volusia Cnty., FL IDA RB, Ideal Spot Properties Proj., Ser. A, 2.32%, VRDN, (LOC:
Bank of America Corp.)	4,865,000	4,865,000
Wabash, IN EDRB, Martin Yale Inds. Proj., 2.50%, VRDN, (LOC: Bank One)	2,700,000	2,700,000
Washington EDRB, Mensonides & Theresa Proj., Ser. 2001, 2.40%, VRDN, (LOC:
Wells Fargo & Co.)	1,580,000	1,580,000
Washington Fin. Auth. RB, Smith Brothers Farms, Inc., 2.40%, VRDN, (LOC: Bank
of America Corp.)	3,300,000	3,300,000
Washtenaw Cnty., MI Econ. Dev. Corp. IDRB, David & Lisa Frame, LLC, 2.31%,
VRDN, (LOC: KeyCorp)	1,220,000	1,220,000
Weber Cnty., UT IDRB, U.S. Holdings Manufacturing Proj., Ser. 2007, 2.25%,
VRDN, (LOC: SunTrust Banks, Inc.)	4,500,000	4,500,000
West Virginia EDA IDRB, Coastal Lumber Products Proj.:
Ser. A, 2.39%, VRDN, (LOC: Crestar Bank)	1,665,000	1,665,000
Ser. B, 2.39%, VRDN, (LOC: Crestar Bank)	1,055,000	1,055,000
Wilson Cnty., TN IDRB, Knight Leasing Co. Proj., 2.35%, VRDN, (LOC: AmSouth
Bancorp)	8,000,000	8,000,000
Winnemucca, NV EDRB, Carry On Trailor, Inc. Proj., 2.37%, VRDN, (LOC: Regions
Bank)	3,000,000	3,000,000
Yakima Cnty., WA Pub. Corp. RB, Macro Plastics, Inc. Proj., 2.59%, VRDN, (LOC:
Bank of the West)	3,680,000	3,680,000

		340,257,000

LEASE 1.2%
ABN AMRO Chicago Corp. Leasetops Master Trust, Ser. 1997-1, 2.40%, VRDN,
(LOC: LaSalle Bank, NA)	1,419,565	1,419,565
Branch Bank & Trust Co. Muni. Trust Floater RB, Ser. 1006, 2.38%, VRDN, (LOC:
Branch Bank & Trust Co.)	6,510,000	6,510,000
Goat Hill Properties Washington Lease RB, ROC RR-II-R 2173, 2.53%, VRDN, (Insd.
by MBIA)	1,325,000	1,325,000
Hillsborough Cnty., FL Sch. Board COP, Ser. 2000-E, 3.10%, VRDN, (LOC: Bank of
America Corp.)	7,090,000	7,090,000
Missouri Dev. Fin. Board of Cultural Facs. IDRB, Cook Composites Co. Proj., Ser. A,
1.90%, VRDN, (LOC: Bank of America Corp.)	1,900,000	1,900,000
Orange Cnty., FL Sch. Board COP, Ser. 2000-328, 2.27%, VRDN, (Liq.: Morgan
Stanley)	2,577,500	2,577,500
St. Lucie Cnty., FL Sch. Board COP, 2.29%, VRDN, (LOC: Bank of New York Mellon
Corp.)	8,482,000	8,482,000

		29,304,065

MANUFACTURING 0.5%
Mount Jackson, VA IDA RB, Bowman Apple Products Proj., 2.19%, VRDN, (LOC:
SunTrust Banks, Inc.)	2,700,000	2,700,000
San Marcos, TX Indl. Dev. Corp. RB, Butler Manufacturing Co. Proj., 2.98%, VRDN,
(LOC: Bank of America Corp.)	6,250,000	6,250,000
Sylacauga, AL IDRB, Harrells Fertilizer, Inc., 2.30%, VRDN, (LOC: Bank of America
Corp.)	2,800,000	2,800,000

		11,750,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2008

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE 15.1%
Branch Bank & Trust Co. Muni. Trust Floater RB:
Ser. 1000, 2.38%, VRDN, (LOC: Branch Bank & Trust Co.)	$44,795,000	$44,795,000
Ser. 1002, 2.38%, VRDN, (LOC: Branch Bank & Trust Co.)	5,610,000	5,610,000
Ser. 1004, 2.38%, VRDN, (LOC: Branch Bank & Trust Co.)	10,830,000	10,830,000
Brazoria Cnty., TX Harbor Navigation Dist. RRB, Dow Chemical Co. Proj., Ser. A-4,
5.20%, 05/15/2008, (Gtd. by Dow Chemical Co.)	6,000,000	6,019,819
Cape Coral, FL Spl. Obl. RB, PUTTER, Ser. 2176, 3.55%, VRDN, (Insd. by MBIA &
Liq.: JPMorgan Chase & Co.)	4,200,000	4,200,000
Cassia Cnty., ID IDRB, Oak Valley Land Corp. Proj., 2.40%, VRDN, (LOC: Bank of
America Corp.)	3,500,000	3,500,000
Clarksville, TN Pub. Bldg. Auth. RB, 1.90%, 02/01/2008, (LOC: Bank of America
Corp.)	12,700,000	12,700,000
Colorado Agriculture Dev. Auth. RB, Garrett & Carla Devries Proj., 2.40%, VRDN,
(LOC: Bank of the West)	3,300,000	3,300,000
Colorado Dept. of Trans. RAN, Ser. 2000, 6.00%, 06/15/2008, (Insd. by AMBAC)	2,050,000	2,074,431
DeSoto, TX IDA RRB, Solar Turbines Proj., 2.24%, VRDN, (Insd. by Merrill Lynch &
Co., Inc.)	7,050,000	7,050,000
Florida State Lottery Board RB, ROC RR-II-R 12024, 4.04%, VRDN, (Insd. by
AMBAC & Liq.: CitiBank, NA)	2,230,000	2,230,000
Gulf Coast of Texas IDA Env. Facs. RB, Citgo Petroleum Corp. Proj.:
1.87%, VRDN, (LOC: Royal Bank of Scotland)	3,500,000	3,500,000
Ser. 2001, 1.87%, VRDN, (LOC: Bank of New York Mellon Corp.)	4,100,000	4,100,000
Gulf Coast of Texas Waste Disposal Auth. PCRB:
Amoco Oil Co. Proj., Ser. 1994, 1.87%, VRDN, (Gtd. by BP plc)	22,000,000	22,000,000
BP North America Proj., Ser. 2007, 1.87%, VRDN, (Gtd. by BP plc)	15,000,000	15,000,000
Indiana Bond Bank RB, Advance Funding Program Notes, Ser. A, 3.00%,
01/30/2009, (LOC: Bank of New York Mellon Corp.)	25,000,000	25,221,379
JPMorgan Chase & Co. RB, PUTTER, Ser. 2382, 2.70%, VRDN, (Insd. by MBIA &
Liq.: JPMorgan Chase & Co.)	68,670,000	68,670,000
Kentucky Pub. Energy Auth. RB, Gas Supply Proj., Ser. 2006-A, 1.92%, VRDN,
(SPA: Societe Generale)	4,500,000	4,500,000
Lemont, IL Env. Facs. RB, Citgo Petroleum Corp. Proj., Ser. 2002, 1.87%, VRDN,
(LOC: Bank of New York Mellon Corp.)	3,500,000	3,500,000
Louisiana Local Govt. Env. Facs. CDA RB, Honeywell Intl., Inc. Proj., 2.40%, VRDN,
(Gtd. by Honeywell Intl., Inc.)	4,000,000	4,000,000
Magnolia, AR IDRB, American Fuel Cell Proj., 2.59%, VRDN, (SPA: Commerce de
France)	800,000	800,000
Merrill Lynch Puttable Option Tax-Exempt Receipts:
Ser. EC-001, 2.75%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	16,525,000	16,525,000
Ser. PZP-2, 3.00%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	175,000	175,000
Metropolitan Govt. Nashville & Davidson Cnty., TN RB, Commerce Street Ventures,
Ser. 2002-A, 2.30%, VRDN, (LOC: AmSouth Bancorp)	2,845,000	2,845,000
Montgomery Cnty., TN Pub. Bldg. Auth. RB, 1.90%, VRDN, (LOC: Bank of America
Corp.)	1,400,000	1,400,000
Peoria Cnty., IL Sewage Facs. RB, Caterpillar, Inc. Proj., 2.32%, VRDN	4,300,000	4,300,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2008

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE continued
Plaquemines Parish, LA Env. RRB, BP Exploration & Oil Proj., Ser. 1995, 1.87%,
VRDN, (SPA: BP plc)	$ 1,400,000	$1,400,000
Port Arthur, TX Navigation Dist. Env. Facs. RB, Fina Oil & Chemical Co. Proj.,
2.42%, VRDN, (Gtd. by Motiva Enterprises, LLC)	10,635,000	10,635,000
Port Corpus Christi, TX Nueces Cnty. Solid Waste Disposal RB, Flint Hills Resources
Proj.:
2.44%, VRDN, (Gtd. by Flint Hills Resources)	33,000,000	33,000,000
Ser. A, 2.50%, VRDN, (Gtd. by Flint Hills Resources)	32,000,000	32,000,000
Stephans Cnty., GA IDRB, Caterpillar, Inc. Proj., 2.40%, VRDN, (Gtd. by Caterpillar,
Inc.)	1,000,000	1,000,000
West Baton Rouge, LA IDRB, Dow Chemical Co. Proj., Ser. 1995, 1.95%, VRDN,
(Gtd. by Dow Chemical Co.)	13,300,000	13,300,000
Wisconsin Hsg. & EDRRB, Zero Zone, Inc. Proj., 2.25%, VRDN, (LOC: U.S.
Bancorp)	3,420,000	3,420,000
York Cnty., ME Fin. Auth. RB, Cmnty. Action Corp. Proj., 2.24%, VRDN, (LOC:
KeyCorp)	2,180,000	2,180,000

		375,780,629

PORT AUTHORITY 0.1%
Port Auth. of New York & New Jersey RB, Ser. 2175, 3.55%, VRDN, (Insd. by
FSA & Liq.: JPMorgan Chase & Co.)	3,600,000	3,600,000

PRE-REFUNDED 0.6%
Utah GO, Ser. A, 5.00%, 07/01/2008	14,725,000	14,864,497

PUBLIC FACILITIES 0.7%
Hamilton Cnty., IN Pub. Bldg. Corp. BAN, Ser. B, 3.90%, 04/01/2008	8,300,000	8,300,000
Memphis, TN City Fin. Corp. RB, Memphis Redbirds Foundation, 4.00%, VRDN,
(LOC: First Tennessee Bank)	9,530,000	9,530,000

		17,830,000

RESOURCE RECOVERY 0.6%
Portage, IN EDRB, American Iron Oxide Co. Proj., Ser. B, 2.65%, VRDN, (LOC:
Bank of Tokyo-Mitsubishi, Ltd.)	11,000,000	11,000,000
Spencer Cnty., IN PCRB, American Iron Oxide Co. Proj., 2.65%, VRDN, (SPA: Bank
of Tokyo-Mitsubishi, Ltd.)	5,000,000	5,000,000

		16,000,000

SOLID WASTE 3.4%
California Solid Waste Disposal RB, Bidart Dairy Proj., Ser. 2002, 2.53%, VRDN,
(LOC: Wells Fargo)	6,000,000	6,000,000
Gilliam Cnty., OR Solid Waste Disposal RB, Waste Mgmt. Proj., 2.25%, VRDN,
(LOC: JPMorgan Chase & Co.)	7,850,000	7,850,000
Iowa Fin. Auth. Solid Waste Disposal RB:
Jacksonville Farm Proj., 2.45%, VRDN, (LOC: SunTrust Banks, Inc.)	4,370,000	4,370,000
Real Estate Iowa One Proj., 2.35%, VRDN, (LOC: Rabobank Intl.)	7,700,000	7,700,000
Nebraska Fin. Auth. Solid Waste Disposal RB, Butler Cnty. Dairy Proj., 2.35%,
VRDN, (Liq.: Rabobank Neder)	6,500,000	6,500,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2008

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
SOLID WASTE continued
Port Corpus Christi, TX Solid Waste Disposal RB, Flint Hills Resources Proj., Ser.
2002-A, 2.43%, VRDN, (Gtd. by Flint Hills Resources)	$ 7,500,000	$7,500,000
South Carolina EDA Waste Mgmt. RB, 2.23%, VRDN, (Liq.: JPMorgan Chase &
Co.)	15,000,000	15,000,000
Stevens Cnty., MN Solid Waste Disposal RB:
Darnen Dairy Proj., 2.35%, VRDN, (LOC: Wells Fargo & Co.)	3,800,000	3,800,000
Riverview Dairy Proj., 2.30%, VRDN, (LOC: Bank of North Dakota)	6,000,000	6,000,000
Traill Cnty., ND Solid Waste Disposal RB, American Crystal Sugar:
Ser. A, 2.35%, VRDN, (LOC: Wells Fargo & Co.)	16,000,000	16,000,000
Ser. B, 2.35%, VRDN, (LOC: Wells Fargo & Co.)	1,000,000	1,000,000
Ser. C, 2.35%, VRDN, (LOC: Wells Fargo & Co.)	1,000,000	1,000,000
Yakima Cnty., WA Solid Waste Disposal RB, George Deruyter & Son Proj., 2.40%,
VRDN, (LOC: Bank of America Corp.)	2,500,000	2,500,000

		85,220,000

SPECIAL TAX 2.5%
ABN AMRO Munitops RB, Ser. 2002-24, 3.10%, VRDN, (LOC: ABN AMRO Bank)	2,700,000	2,700,000
Austin Trust Cert., Ser. 2007-315, 2.26%, VRDN, (Liq.: Bank of America Corp. &
LOC: State Street Bank)	2,700,000	2,700,000
Boynton Beach, FL Cmnty. Redev. Agcy. RB, Ser. 657, 3.05%, VRDN, (Insd. by
AMBAC & LOC: JPMorgan Chase & Co.)	1,580,000	1,580,000
Chicago, IL Tax Increment RRB, Stockyards Indl. Comml. Redev. Proj.:
Ser. A, 2.21%, VRDN, (LOC: Northern Trust Co.)	5,220,000	5,220,000
Ser. B, 2.21%, VRDN, (LOC: Northern Trust Co.)	2,500,000	2,500,000
Collier Cnty., FL Gas Tax RB, ROC RR-II-R 3041, 3.79%, VRDN, (Insd. by AMBAC &
Liq.: Citigroup, Inc.)	5,305,000	5,305,000
Louisiana Gas & Fuels RB, ROC RR-II-R 661, 2.28%, VRDN, (Insd. by FSA & Liq.:
CitiBank, NA)	16,665,000	16,665,000
Miami-Dade Cnty., FL TOC, Ser. Z-9, 4.42%, VRDN, (Gtd. by Goldman Sachs
Group, Inc.)	8,130,000	8,130,000
New Mexico Fin. Auth. Trans. RB, PUTTER, Ser. 435, 2.50%, VRDN, (Insd. by MBIA &
Liq.: JPMorgan Chase & Co.)	8,645,000	8,645,000
Reno, NV Sales Tax RB, Ser. 2007-97G, 2.30%, VRDN, (Liq.: Goldman Sachs Group,
Inc.)	5,825,000	5,825,000
State of Washington Motor Vehicle Tax, Ser. 2002-B, 2.29%, VRDN, (Insd. by FSA &
LOC: Bank of New York Mellon Corp.)	2,754,500	2,754,500

		62,024,500

STUDENT LOAN 2.4%
Branch Bank & Trust Co. Muni. Trust Floater RB:
Ser. 2062, 2.28%, VRDN, (Liq.: Branch Bank & Trust Co.)	18,595,000	18,595,000
Ser. 2063, 2.28%, VRDN, (Liq.: Branch Bank & Trust Co.)	21,695,000	21,695,000
Ser. 2064, 2.60%, VRDN, (Liq.: Branch Bank & Trust Co.)	18,445,000	18,445,000

		58,735,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2008

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
TOBACCO REVENUE 2.3%
Badger Tobacco Asset Security Corp. Floater RB:
2.25%, VRDN, (LOC: Lloyds TSB Group plc)	$ 3,315,000	$3,315,000
3.00%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	3,760,000	3,760,000
Erie Cnty., NY Tobacco Asset Securitization Corp. RB, 3.00%, VRDN, (SPA: Merrill
Lynch & Co., Inc.)	9,700,000	9,700,000
New York Tobacco Settlement Asset Securitization Corp. RB, ROC RR-II-R-519CE,
2.28%, VRDN, (Insd. by & Liq.: CitiBank, NA)	2,600,000	2,600,000
New York Tobacco Trust RB, PFOTER, 3.00%, VRDN, (Gtd. by & SPA: Merrill Lynch
& Co., Inc.)	35,900,000	35,900,000
Tobacco Settlement Fin. Corp. of New York RB, PFOTER, 2.27%, VRDN, (Insd. by
AMBAC & SPA: Merrill Lynch & Co., Inc.)	1,380,000	1,380,000
Westchester, NY Tobacco Asset Securitization Corp. RB, 3.00%, VRDN, (Liq.: Merrill
Lynch & Co., Inc.)	400,000	400,000

		57,055,000

TRANSPORTATION 1.2%
Central Puget Sound Washington Regl. Transit Auth. RB:
PFOTER, Ser. 360, 2.42%, VRDN, (Insd. by FGIC & Liq.: Morgan Stanley)	910,000	910,000
ROC RR-II-R 7004, 2.53%, VRDN, (Insd. by AMBAC)	15,174,000	15,174,000
Metropolitan Atlanta Rapid Trans. Auth. RB, PFOTER, Ser. 3945, 3.80%, VRDN,
(Insd. by FGIC & Liq.: Dexia SA)	13,065,000	13,073,100
Metropolitan Trans. Auth. of New York RB, 2.22%, VRDN, (Insd. by FSA & Merrill
Lynch & Co., Inc.)	300,000	300,000

		29,457,100

UTILITY 6.8%
Campbell Cnty., WY IDRB, Two Elk Partners Proj., Ser. 2007, 3.65%, 11/28/2008,
(LOC: Royal Bank of Canada)	30,000,000	30,000,000
Coconino Cnty., AZ PCRB, Arizona Pub. Svc. Co. Proj., 1.99%, VRDN, (Gtd. by
Arizona Pub. Svc. Co.)	1,000,000	1,000,000
Delaware EDA RB, Delmarva Power & Light Co. Proj., 2.29%, VRDN, (Gtd. by
Delmarva Power & Light Co.)	5,550,000	5,550,000
Florida Util. Auth. RB, Ser. 327, 2.27%, VRDN, (Liq.: Morgan Stanley)	848,500	848,500
Houston, TX Util. Sys. RB, PUTTER, Ser. 2225, 3.52%, VRDN, (Insd. by FGIC
& Liq.: JPMorgan Chase & Co.)	3,385,000	3,385,000
JPMorgan Chase & Co. RB, PFOTER, Ser. 1750-P, 2.80%, VRDN, (Insd. by FSA &
Liq.: JPMorgan Chase & Co.)	42,243,000	42,243,000
Kentucky Muni. Power Agcy. RB, PUTTER, Ser. 2209, 3.52%, VRDN, (Insd. by
MBIA & Liq.: JPMorgan Chase & Co.)	6,395,000	6,395,000
Merill Lynch Puttable Option Tax-Exempt Receipts, Ser. 4147, 3.70%, VRDN, (Insd.
by FGIC & Liq.: Dexia SA)	15,840,000	15,840,000
San Antonio, TX Elec. & Gas RB, ROC RR-II-R 6064, 2.28%, VRDN, (Insd. by FSA &
Liq.: Citigroup, Inc.)	3,120,000	3,120,000
Texas Muni. Gas Acquisition & Supply Corp. RB, Ser. 2131, 2.37%, VRDN, (Liq.:
Morgan Stanley)	56,360,000	56,360,000
Walker Cnty., AL Econ. Power Co. RB, Plant Proj., Ser. 2007, 1.91%, VRDN, (Gtd.
by Alabama Power)	3,500,000	3,500,000

		168,241,500

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2008

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER 2.4%
ABN AMRO Munitops Cert. Trust RB:
2.65%, VRDN, (Insd. by FSA)	$ 5,100,000	$5,100,000
3.10%, VRDN, (Insd. by MBIA & SPA: ABN AMRO Bank)	5,700,000	5,700,000
Ser. 2003-19, 2.65%, VRDN, (LOC: Bank of America Corp.)	11,700,000	11,700,000
Florida Water Financing Corp. PCRB, 5.00%, 01/15/2009	3,595,000	3,672,262
Gulf Coast, TX Waste Disposal Auth. RB, BP Products North America, Inc. Proj., Ser.
2004, 1.87%, VRDN, (Gtd. by BP plc)	20,000	20,000
Las Vegas, NV Valley Water Dist. RB, Ser. A, 5.00%, 06/01/2008, (Insd. by FGIC)	7,850,000	7,910,527
Maricopa Cnty., AZ IDA Solid Waste Disposal RB, 2.40%, VRDN, (LOC: Bank of
America Corp.)	2,500,000	2,500,000
New York, NY Water & Sewer Sys. Fin. Auth. RRB, Ser. 1327, 2.24%, VRDN, (LOC:
Merrill Lynch & Co., Inc.)	3,300,000	3,300,000
Raleigh, NC Comb Enterprise Sys. RB, ROC RR-II-R 7524, 2.28%, VRDN, (LOC:
CitiBank, NA)	4,935,000	4,935,000
Seattle, WA Eclipse Funding Trust RB, Washington Water Sys., Ser. 2006-0002,
3.82%, VRDN, (Insd. by MBIA & LOC: U.S. Bank)	6,700,000	6,723,439
Tampa Bay, FL Water Supply RB, ROC RR-II-R 4084, 3.28%, VRDN, (LOC: CitiBank,
NA)	7,650,000	7,650,000

		59,211,228

Total Municipal Obligations (cost $2,436,735,537)		2,436,735,537

REPURCHASE AGREEMENT^^ 2.1%
State Street Corp., 2.60%, dated 01/31/2008, maturing 02/01/2008; maturity
value $52,003,756 (cost $52,000,000)	52,000,000	52,000,000

Total Investments (cost $2,488,735,537) 100.1%		2,488,735,537
Other Assets and Liabilities (0.1%)		(1,420,452)

Net Assets 100.0%		$2,487,315,085

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include letters of credit, liquidity guarantees, security purchase agreements, tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7, which were designed to minimize both credit and market risks.

VRDN	Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at January 31, 2008.

^^	Collateralized by $53,175,000 FHLB, 0.00%, 02/22/2008, value is $53,042,063.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2008

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.	IDRRB	Industrial Development Refunding Revenue Bond
BAN	Bond Anticipation Note	IFA	Industrial Finance Agency
CDA	Community Development Authority	LOC	Letter of Credit
COP	Certificates of Participation	MBIA	Municipal Bond Investors Assurance Corp.
EDA	Economic Development Authority	MHRB	Multifamily Housing Revenue Bond
EDFA	Economic Development Finance Authority	MHRRB	Multifamily Housing Refunding Revenue Bond
EDRB	Economic Development Revenue Bond	MTC	Municipal Trust Certificates
EDRRB	Economic Development Refunding Revenue Bond	PCRB	Pollution Control Revenue Bond
FGIC	Financial Guaranty Insurance Co.	PCRRB	Pollution Control Refunding Revenue Bond
FHLB	Federal Home Loan Bank	PFOTER	Puttable Floating Option Tax Exempt Receipts
FHLMC	Federal Home Loan Mortgage Corp.	PUTTER	Puttable Tax-Exempt Receipts
FNMA	Federal National Mortgage Association	RAN	Revenue Anticipation Note
FSA	Financial Security Assurance, Inc.	RB	Revenue Bond
GNMA	Government National Mortgage Association	ROC	Reset Option Certificate
GO	General Obligation	RRB	Refunding Revenue Bond
HFA	Housing Finance Authority	SPA	Securities Purchase Agreement
IDA	Industrial Development Authority	TAN	Tax Anticipation Note
IDRB	Industrial Development Revenue Bond	TOC	Tender Option Certificate

The following table shows the percent of total investments by geographic location as of January 31, 2008:

Texas	14.9%	Nebraska	1.1%
Florida	12.5%	Virginia	1.0%
California	7.4%	North Dakota	1.0%
Delaware	5.4%	Idaho	0.9%
Georgia	3.8%	Missouri	0.8%
New York	3.2%	Kentucky	0.8%
North Carolina	3.2%	Ohio	0.8%
Indiana	3.1%	Kansas	0.8%
Washington	2.6%	Pennsylvania	0.8%
Rhode Island	2.6%	Iowa	0.7%
South Carolina	2.3%	Puerto Rico	0.7%
Tennessee	2.3%	Alaska	0.5%
Alabama	2.0%	Hawaii	0.4%
Illinois	2.0%	New Hampshire	0.4%
Wisconsin	1.9%	Oregon	0.4%
Louisiana	1.7%	New Mexico	0.4%
Nevada	1.4%	Oklahoma	0.3%
Maryland	1.3%	Arizona	0.3%
District of Columbia	1.3%	Massachusetts	0.3%
Utah	1.3%	Arkansas	0.2%
Minnesota	1.2%	West Virginia	0.1%
Wyoming	1.2%	Maine	0.1%
Colorado	1.1%	South Dakota	0.1%
Michigan	1.1%	Non-state specific	6.3%

			100.0%

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2008

The following table shows the percent of total investments by credit quality as of January 31, 2008 (unaudited):

Tier 1	97.9%
Tier 2	2.1%

100.0%

The following table shows the percent of total investments by maturity as of January 31, 2008 (unaudited):

1 day	2.1%
2-7 days	87.1%
8-60 days	3.0%
61-120 days	0.8%
121-240 days	4.3%
241+ days	2.7%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2008

Assets
Investments at amortized cost	$2,488,735,537
Cash	12,647,279
Receivable for securities sold	14,770,000
Receivable for Fund shares sold	17,540
Interest receivable	12,873,794
Prepaid expenses and other assets	3,344

Total assets	2,529,047,494

Liabilities
Dividends payable	661,553
Payable for securities purchased	40,488,287
Payable for Fund shares redeemed	192,077
Advisory fee payable	25,863
Distribution Plan expenses payable	31,636
Due to other related parties	16,776
Accrued expenses and other liabilities	316,217

Total liabilities	41,732,409

Net assets	$2,487,315,085

Net assets represented by
Paid-in capital	$2,487,029,588
Undistributed net investment income	285,497

Total net assets	$2,487,315,085

Net assets consists of
Class A	$391,650,649
Class S	1,732,122,536
Class I	363,541,900

Total net assets	$2,487,315,085

Shares outstanding (unlimited number of shares authorized)
Class A	391,697,955
Class S	1,731,949,574
Class I	363,449,688

Net asset value per share
Class A	$1.00
Class S	$1.00
Class I	$1.00

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended January 31, 2008

Investment income
Interest	$81,160,927

Expenses
Advisory fee	8,980,713
Distribution Plan expenses
Class A	1,092,287
Class S	3,750,263
Class S1 (a)	4,844,304
Administrative services fee	1,304,725
Transfer agent fees	866,304
Trustees’ fees and expenses	32,697
Printing and postage expenses	81,381
Custodian and accounting fees	622,000
Registration and filing fees	60,056
Professional fees	71,167
Other	41,509

Total expenses	21,747,406
Less: Expense reductions	(97,291)
Fee waivers	(652,363)

Net expenses	20,997,752

Net investment income	60,163,175

Net realized gains on investments	509,915

Net increase in net assets resulting from operations	$60,673,090

(a) Effective at the close of business on November 16, 2007, Class S1 shares of the Fund were liquidated and closed and existing shareholders on that date became shareholders of Class S of the Fund.

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

		Year Ended January 31,

	2008 (a)		2007

Operations
Net investment income		$60,163,175		$57,686,473
Net realized gains on investments		509,915		239,678

Net increase in net assets resulting
from operations		60,673,090		57,926,151

Distributions to shareholders from
Net investment income
Class A		(10,660,257)		(12,118,184)
Class S		(15,888,757)		(8,034,040)
Class S1		(21,636,614)		(25,083,976)
Class I		(12,227,114)		(12,562,735)

Total distributions to shareholders		(60,412,742)		(57,798,935)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	2,364,637,533	2,364,637,533	2,572,030,688	2,572,030,688
Class S	6,025,874,861	6,025,874,861	2,505,098,973	2,505,098,973
Class S1	5,140,571,408	5,140,571,408	5,410,761,504	5,410,761,504
Class I	328,654,271	328,654,271	384,930,107	384,930,107

		13,859,738,073		10,872,821,272

Net asset value of shares issued in
reinvestment of distributions
Class A	8,984,984	8,984,984	10,650,072	10,650,072
Class S	15,686,264	15,686,264	8,034,040	8,034,040
Class S1	20,545,463	20,545,463	25,083,970	25,083,970
Class I	3,981,068	3,981,068	4,374,884	4,374,884

		49,197,779		48,142,966

Payment for shares redeemed
Class A	(2,383,381,724)	(2,383,381,724)	(2,662,981,235)	(2,662,981,235)
Class S	(4,646,630,258)	(4,646,630,258)	(2,490,673,268)	(2,490,673,268)
Class S1	(6,190,861,794)	(6,190,861,794)	(5,494,764,165)	(5,494,764,165)
Class I	(344,464,381)	(344,464,381)	(435,556,318)	(435,556,318)

		(13,565,338,157)		(11,083,974,986)

Net increase (decrease) in net assets
resulting from capital share
transactions		343,597,695		(163,010,748)

Total increase (decrease) in
net assets		343,858,043		(162,883,532)
Net assets
Beginning of period		2,143,457,042		2,306,340,574

End of period		$2,487,315,085		$2,143,457,042

Undistributed net investment income		$285,497		$25,149

(a)	Effective at the close of business on November 16, 2007, Class S1 shares of the Fund were liquidated and closed and existing shareholders on that date became shareholders of Class S of the Fund.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Municipal Money Market Fund (the “Fund”) is a diversified series of Evergreen Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class S and Class I shares at net asset value without a front-end sales charge or contingent deferred sales charge. Effective on the close of business on November 16, 2007, Class S1 shares of the Fund were liquidated and closed and existing shareholders on that date became shareholders of Class S of the Fund. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

NOTES TO FINANCIAL STATEMENTS continued

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. During the year ended January 31, 2008, the following amounts were reclassified:

Undistributed net investment income	$ 509,915
Accumulated net realized gains on investments	(509,915)

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.44% and declining to 0.39% as average daily net assets increase. For the year ended January 31, 2008, the advisory fee was equivalent to 0.42% of the Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended January 31, 2008, EIMC voluntarily waived its advisory fee in the amount of $652,363.

Effective January 1, 2008, EIMC replaced Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, as the administrator to the Fund upon the assignment of the Fund’s Administrative Services Agreement from EIS to EIMC. There were no changes to the services being provided or fees being paid by the Fund. The administrator provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund, starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

NOTES TO FINANCIAL STATEMENTS continued

4. DISTRIBUTION PLANS

EIS serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 0.60% of the average daily net assets for Class S and Class S1 shares.

5. INVESTMENT TRANSACTIONS

On January 31, 2008, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

The Fund’s income and excise tax returns and all financial records supporting those returns are subject to examination by the federal, Massachusetts and Delaware revenue authorities for all taxable years beginning after January 31, 2004.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended January 31, 2008, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of January 31, 2008, the components of distributable earnings on a tax basis consisted of undistributed exempt-interest income in the amount of $1,060,345 and temporary book/tax differences in the amount of $(774,848).

Additionally, short-term capital gains are considered ordinary income for income tax purposes. The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.

The tax character of distributions paid was as follows:

	Year Ended January 31,

	2008	2007

Ordinary Income	$409,419	$60,814
Exempt-Interest Income	59,827,772	57,544,213
Long-term Capital Gain	175,551	193,908

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

NOTES TO FINANCIAL STATEMENTS continued

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . During the year ended January 31, 2008, the Fund had no borrowings.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and paid approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

NOTES TO FINANCIAL STATEMENTS continued

12. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Municipal Money Market Fund, a series of the Evergreen Money Market Trust, as of January 31, 2008 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These finan-cial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2008 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Municipal Money Market Fund as of January 31, 2008, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
March 25, 2008

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated long-term capital gain distributions of $175,551 for the fiscal year ended January 31, 2008.

For the fiscal year ended January 31, 2008, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, is 99.03% . The percentage of distributions subject to the federal alternative minimum tax will be reported to shareholders in January 2009.

ADDITIONAL INFORMATION (unaudited) continued

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2007, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen Municipal Money Market Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. (See “Certain Fund-Specific Considerations” below for a discussion regarding certain factors considered by the Trustees relating specifically to the Fund.) In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC and any sub-advisors furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2006. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2006.

In spring 2007, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Keil Fiduciary Strategies LLC (“Keil”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Keil. The Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding, among other things, brokerage practices of the funds, the use of derivatives by the funds, strategic

ADDITIONAL INFORMATION (unaudited) continued

planning for the funds, analyst and research support available to the portfolio management teams, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2006, and recent changes in compliance personnel at EIMC, including the appointment of a new Chief Compliance Officer for the funds.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed

ADDITIONAL INFORMATION (unaudited) continued

the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds generally and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities, LLC, an affiliate of EIMC, from transactions effected by it for the funds. The Trustees also noted that the funds pay sub-transfer agency fees to various financial institutions who hold fund shares in omnibus accounts, and that Wachovia Securities, LLC and its affiliates receive such payments from the funds in respect of client accounts they hold in omnibus arrangements, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. They also considered that Wachovia Securities, LLC and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through it. The Trustees also noted that an affiliate of EIMC receives compensation for serving as a securities lending agent for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affil-iates generally provide a comprehensive investment management service to the funds. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appro-

ADDITIONAL INFORMATION (unaudited) continued

priate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive.

Certain Fund-specific considerations. With respect to the Evergreen money market funds, the Trustees noted that they were satisfied with Evergreen’s commitment to the money market fund business and noted that the profitability figures the Trustees had been provided did not necessarily reflect the risk, and ultimately the potential cost, associated with the sponsorship of the money market funds. They noted specifically Wachovia’s recent purchase of securities from certain of the funds and its willingness to support the money market funds during the recent credit crisis.

The Trustees noted that, for the one-, three-, five-, and ten-year periods ended December 31, 2006, the Fund’s Class A shares had underperformed the Fund’s benchmark index, the Merrill Lynch Three-Month U.S. Treasury Bill Index, but had outperformed a majority of the mutual funds against which the Trustees compared the Fund’s performance.

The Trustees noted that the management fee paid by the Fund was higher than the management fees paid by most of the other mutual funds against which the Trustees compared the Fund’s management fee, but noted that the level of profitability realized by EIMC in respect of the fee did not appear excessive.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

ADDITIONAL INFORMATION (unaudited) continued

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

This page left intentionally blank

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Chairman of the Finance Committee, Member of the Executive Committee, and Former
DOB: 10/23/1938	Treasurer, Cambridge College
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix
Trustee	Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington
DOB: 2/14/1939	Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former
Term of office since: 1983	Director, Lincoln Educational Services
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 53 portfolios as of 12/31/2007)

Carol A. Kosel[1]	Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice
Trustee	President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer,
DOB: 12/25/1963	Vestaur Securities Fund
Term of office since: 2008
Other directorships: None

Gerald M. McDonnell	Former Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1988	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M
Trustee	Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications);
DOB: 9/19/1941	Former Consultant, AESC (The Association of Executive Search Consultants)
Term of office since: 1982
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.
Trustee
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC;
Treasurer	Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President,
DOB: 2/5/1974	Evergreen Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30,
2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 93 Evergreen funds as of
December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen
Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $274 billion in assets as of December 31, 2007, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at **EvergreenInvestments.com**

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858

Evergreen Investor Services 800.343.2898

For the ninth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2007, Evergreen was ranked fifth overall out of 32 participating companies.

565210 rv5 03/2008

Evergreen Investments
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

565210 rv5 3/2008

Evergreen New Jersey Municipal Money Market Fund

Evergreen

NEW JERSEY MUNICIPAL MONEY MARKET FUND

Annual Report
as of January 31, 2008

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
22	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
23	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

March 2008

Dennis H. Ferro
President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Annual Report for Evergreen New Jersey Municipal Money Market Fund for the twelve-month period ended January 31, 2008.

Investors in capital markets faced an increasingly challenging environment over the twelve-month period ended January 31, 2008. Problems in the housing and subprime mortgage markets led to a tightening of credit, which in turn contributed to widening fears of a dramatic deceleration in the economy’s expansion. Faced with these concerns, fixed income investors sought out the highest-quality securities and avoided credit risk. Longer-maturity Treasuries outperformed other sectors, while the prices of corporate bonds and many asset-backed securities fell as the yield spreads between Treasuries and lower-rated securities widened. At the same time, equity prices were undermined by the combination of weaker economic growth and disappointing profits. In this environment, the price of gold surged while the dollar remained weak.

The U.S. economy exhibited increasing signs of weakness in the latter half of 2007 and the first month of 2008 after experiencing solid growth early in 2007. Although housing and credit-related concerns began weighing on investor sentiment early in the year, the economy’s growth trajectory continued to be supported early in 2007 by the combination of solid trends in employment, income, investment and export trends. That began to change in the latter months of 2007, however, as each of these pillars of support began to weaken.

1

LETTER TO SHAREHOLDERS continued

Growth in Gross Domestic Product rose by just 0.6% during the final quarter of 2007 as economic output slowed because of a sharp reduction in business inventories. The rate of corporate earnings growth, meanwhile, declined over the second half of 2007. Payrolls dropped by 17,000 in January 2008, contributing to growing concerns about the outlook for consumer spending, which accounts for up to 70% of economic output. Faced with growing evidence of the economy’s deceleration, the Federal Reserve Board (the “Fed”) began to focus more on stimulating growth and less on watching inflation. The Fed cut the target fed funds rate from 5.25% to 4.25% during the last four months of 2007 and then slashed the rate by an additional 1.25% in two separate actions within just eight days of each other in January 2008. Also in early 2008, Congress passed, and President Bush signed, a $168 billion fiscal stimulus bill that contained rebates for taxpayers, tax breaks for businesses and additional assistance for Social Security recipients and disabled veterans.

Over the twelve-month period ended January 31, 2008, the management teams of Evergreen’s money market funds held to their discipline, seeking competitive income through investments in high-quality, short-term securities while retaining an emphasis on capital preservation.

We believe the experiences in the investment markets during the past twelve months have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

2

LETTER TO SHAREHOLDERS continued

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the Financial Industry Regulatory Authority (FINRA).

3

FUND AT A GLANCE
as of January 31, 2008

MANAGEMENT TEAM
Investment Advisor:
• Evergreen Investment Management Company, LLC

Portfolio Managers:
• Mathew M. Kiselak†
• Ladson Hart

PERFORMANCE AND RETURNS*
Portfolio inception date: 10/26/1998

	Class A	Class S	Class I
Class inception date	10/26/1998	6/30/2000	4/5/1999

Nasdaq symbol	ENJXX	N/A	EJMXX

Average annual return

1-year	3.04%	2.73%	3.35%

5-year	1.76%	1.46%	2.06%

Since portfolio inception	2.00%	1.75%	2.29%

7-day annualized yield	2.05%	1.75%	2.35%

30-day annualized yield	2.22%	1.92%	2.52%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Class S. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes S and I prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes S and I have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class S would have been lower while returns for Class I would have been higher.

Returns reflect expense limits previously in effect, without which returns would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

† Effective December 10, 2007, Mr. Kiselak replaced Diane C. Beaver as lead portfolio manager of the fund.

4

FUND AT A GLANCE continued

7-DAY ANNUALIZED YIELD

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) to certain mutual fund wrap program clients of Wachovia Securities and of third-party broker/dealers when purchased through a clearing relationship with Wachovia Securities or an affiliate providing mutual fund clearing services, (3) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (4) to certain institutional investors, and (5) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class S shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund’s distributor.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

Yields are based on net investment income for the stated periods and annualized.

All data is as of January 31, 2008, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2007 to January 31, 2008.

The example illustrates your fund’s costs in two ways:

• Actual expenses
The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes
The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	8/1/2007	1/31/2008	Period*

Actual
Class A	$ 1,000.00	$ 1,015.27	$ 4.42
Class S	$ 1,000.00	$ 1,013.73	$ 5.94
Class I	$ 1,000.00	$ 1,016.79	$ 2.90
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.82	$ 4.43
Class S	$ 1,000.00	$ 1,019.31	$ 5.96
Class I	$ 1,000.00	$ 1,022.33	$ 2.91

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.87% for Class A, 1.17% for Class S and 0.57% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Year Ended January 31,

CLASS A	2008	2007	2006	2005	2004

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.03	0.03	0.02	0.01	0.01

Distributions to shareholders from
Net investment income	(0.03)	(0.03)	(0.02)	(0.01)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	3.04%	2.77%	1.83%	0.65%	0.53%

Ratios and supplemental data
Net assets, end of period (millions)	$ 36	$ 22	$ 20	$ 23	$ 30
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.87%	0.87%	0.88%	0.89%	0.87%
Expenses excluding waivers/reimbursements and expense reductions	0.87%	0.87%	0.88%	0.90%	0.88%
Net investment income (loss)	2.77%	2.74%	1.78%	0.62%	0.49%

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Year Ended January 31,

CLASS S	2008	2007	2006	2005	2004

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.03	0.02	0.02	0	0

Distributions to shareholders from
Net investment income	(0.03)	(0.02)	(0.02)	0[1]	0[1]

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	2.73%	2.46%	1.54%	0.35%	0.24%

Ratios and supplemental data
Net assets, end of period (millions)	$ 211	$ 169	$ 162	$ 171	$ 66
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.17%	1.17%	1.17%	1.16%	1.16%
Expenses excluding waivers/reimbursements and expense reductions	1.17%	1.17%	1.18%	1.17%	1.18%
Net investment income (loss)	2.48%	2.42%	1.51%	0.48%	0.19%

1 Amount represents less than $0.005 per share.

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Year Ended January 31,

CLASS I	2008	2007	2006	2005	2004

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.03	0.03	0.02	0.01	0.01

Distributions to shareholders from
Net investment income	(0.03)	(0.03)	(0.02)	(0.01)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	3.35%	3.07%	2.13%	0.95%	0.83%

Ratios and supplemental data
Net assets, end of period (millions)	$ 21	$ 15	$ 10	$ 5	$ 22
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.57%	0.57%	0.58%	0.59%	0.57%
Expenses excluding waivers/reimbursements and expense reductions	0.57%	0.57%	0.58%	0.60%	0.58%
Net investment income (loss)	3.07%	3.02%	2.19%	0.89%	0.73%

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

January 31, 2008	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 101.3%
CONTINUING CARE RETIREMENT COMMUNITY 2.1%
New Jersey EDA RRB, Crane’s Mill Proj., Ser. B, 2.16%, VRDN, (LOC: Sovereign
Bank & UniCredito Italiano SpA)	$ 2,895,000	$ 2,895,000
New Jersey Hlth. Care Facs. Fin. Auth. RB, Holland Christian Proj., Ser. A-2, 2.17%,
VRDN, (LOC: Valley Natl. Bancorp)	2,700,000	2,700,000

		5,595,000

EDUCATION 3.5%
California CDA RB, Biola Univ. Proj., Ser. B, 2.02%, VRDN, (SPA: BNP Paribas SA)	1,860,000	1,860,000
New Jersey EDA RB, Princeton Day Sch. Proj., 2.13%, VRDN, (LOC: Bank of
New York Mellon Corp.)	5,000,000	5,000,000
New Jersey Edl. Facs. Auth. RB, Princeton Univ. Proj., Ser. SG148, 2.23%, VRDN,
(Gtd. by Societe Generale)	2,650,000	2,650,000

		9,510,000

GENERAL OBLIGATION - LOCAL 1.3%
Flemington, NJ BAN, 3.875%, 04/11/2008	3,527,350	3,528,291

GENERAL OBLIGATION - STATE 0.8%
Massachusetts Bay Trans. Auth. MTC GO, Ser. SG-156, 1.85%, VRDN, (Liq.:
Societe Generale)	900,000	900,000
New Jersey MTC GO, Ser. 2001-174, Class A, 2.15%, VRDN, (Liq.: Bear
Stearns Cos.) 144A	1,200,000	1,200,000

		2,100,000

HOSPITAL 4.7%
Camden Cnty., NJ Impt. Auth. Hlth. Care Redev. RB, The Cooper Hlth. Sys. Proj.,
Ser. B, 2.30%, VRDN, (LOC: Commerce Bancorp, Inc.)	12,700,000	12,700,000

HOUSING 12.4%
California HFA RB, Home Mtge., Ser. J, 2.90%, VRDN, (SPA: Merrill Lynch & Co.,
Inc.)	35,000	35,000
Class B Revenue Bond Cert. Trust, Ser. 2001-01, 2.42%, VRDN, (Liq.: American Intl.
Group, Inc.)	2,600,000	2,600,000
Memphis, TN Hlth. Edl. & Hsg. Facs. MHRB, Aspenwood Square Apts. Proj., 2.34%,
VRDN, (Insd. by Columbus Bank & Trust Co.)	4,040,000	4,040,000
Merrill Lynch Puttable Option Tax-Exempt Receipts:
3.00%, VRDN, (SPA: Merrill Lynch & Co., Inc)	14,380,000	14,380,000
Class F, 2.15%, VRDN, (Gtd. by & SPA: Lloyds TSB Group plc)	1,015,000	1,015,000
Class I, 2.35%, VRDN, (Liq.: Lloyds TSB Group plc)	1,625,000	1,625,000
Ser. EC-002, 2.35%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	80,000	80,000
New Jersey EDA RB, Paddock Realty, LLC Proj., 2.40%, VRDN, (LOC: Wells Fargo
& Co.)	1,200,000	1,200,000
New Jersey Hsg. & Mtge. Fin. Agcy. MHRB, Ser. 1012, 2.32%, VRDN, (Insd. by
FGIC & Liq.: Morgan Stanley)	1,385,000	1,385,000
New Jersey Hsg. & Mtge. Fin. Agcy. SFHRB, Ser. R, 2.20%, VRDN, (SPA: Dexia
Credit Local)	6,800,000	6,800,000

		33,160,000

See Notes to Financial Statements
10

SCHEDULE OF INVESTMENTS continued

January 31, 2008	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE 7.6%
Frankfort, IN EDRB, Gen. Seating of America Proj., 3.60%, VRDN, (LOC: Dai-Ichi
Kangyo Bank, Ltd.)	$ 1,355,000	$ 1,355,000
Logan City, UT IDRB, Scientific Tech, Inc., 2.50%, VRDN, (LOC: Bank of the West)	1,600,000	1,600,000
New Jersey EDA RB:
Omni Baking Co. Proj., 2.16%, VRDN, (LOC: PNC Bank, NA)	2,400,000	2,400,000
Ser. 3824, 3.73%, VRDN, (Insd. by FGIC & Liq.: Dexia Credit Local)	5,800,000	5,803,248
New Jersey EDA RRB, Dieter Weissenrieder, Ser. A, 2.30%, VRDN, (LOC: Washington
Mutual, Inc.)	2,070,000	2,070,000
New Jersey EDRB:
El Dorado Terminals Proj., Ser. B, 1.70%, VRDN, (LOC: SunTrust Banks, Inc.)	4,950,000	4,950,000
Falcon Safety Products Proj., 2.16%, VRDN, (LOC: PNC Bank, NA)	2,175,000	2,175,000

		20,353,248

LEASE 4.8%
Branch Bank & Trust Co., Muni. Trust Floater RB:
Ser. 1006, 2.38%, VRDN, (LOC: Branch Bank & Trust Co.)	1,860,000	1,860,000
Ser. 2047, 2.95%, VRDN, (Insd. by AMBAC & Liq.: Branch Bank & Trust Co.)	10,955,000	10,955,000

		12,815,000

MISCELLANEOUS REVENUE 14.5%
Brazoria Cnty., TX Harbor Navigation Dist. RRB, Dow Chemical Co. Proj., Ser. A-4,
5.20%, 05/15/2008, (Gtd. by Dow Chemical Co.)	500,000	501,651
Gulf Coast of TX Waste Disposal Auth. Env. Facs. RB, ExxonMobil Corp. Proj.,
Ser. 2003, 2.04%, VRDN, (Gtd. by ExxonMobil Corp.)	200,000	200,000
Indiana Bond Bank RB, Advance Funding Program Notes, Ser. A, 3.00%,
01/30/2009, (LOC: Bank of New York Mellon Corp.)	10,000,000	10,087,859
Montgomery Cnty., TN Pub. Bldg. Auth. RB, 1.90%, VRDN, (LOC: Bank of America
Corp.)	50,000	50,000
Municipal Securities Trust Cert., Ser. 2006-7009, Class A, 2.25%, VRDN, (Insd. by
MBIA & Liq.: Bear Stearns Cos.) 144A	5,000,000	5,000,000
New Jersey EDRB, Bayonne Impt. Proj.:
Ser. A, 1.70%, VRDN, (LOC: SunTrust Banks, Inc.)	2,225,000	2,225,000
Ser. B, 1.70%, VRDN, (LOC: SunTrust Banks, Inc.)	4,975,000	4,975,000
Ser. C, 1.70%, VRDN, (LOC: SunTrust Banks, Inc.)	2,500,000	2,500,000
New Jersey Env. Infrastructure RB, MSTR, 2.30%, VRDN, (Liq.: JPMorgan Chase
& Co.)	9,635,000	9,635,000
Pennsylvania EDFA Wastewater Treatment RRB, Sunoco, Inc. Proj., 2.44%, VRDN,
(Gtd. by Sunoco, Inc.)	2,000,000	2,000,000
West Baton Rouge, LA IDRB, Dow Chemical Co. Proj.:
Ser. 1995, 1.95%, VRDN, (Gtd. by Dow Chemical Co.)	400,000	400,000
Ser. A, 1.95%, VRDN, (Gtd. by Dow Chemical Co.)	1,150,000	1,150,000

		38,724,510

See Notes to Financial Statements
11

SCHEDULE OF INVESTMENTS continued

January 31, 2008	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
PORT AUTHORITY 1.0%
New Jersey EDA RB, Ser. 78G, 2.30%, VRDN, (Liq.: Goldman Sachs Group, Inc.)	$ 2,800,000	$ 2,800,000

SALES TAX 1.1%
Garden State Preservation Trust RB, Open Space & Farmland Proj., Ser. RR, 2.40%,
VRDN, (Insd. by FSA & SPA: Merrill Lynch & Co., Inc.)	2,900,000	2,900,000

SPECIAL TAX 11.2%
New Jersey EDA ROC, 4.01%, VRDN, (Insd. by MBIA)	10,000,000	10,000,000
New York, NY TFA RB, Ser. 2A, 1.90%, VRDN, (Liq.: Dexia SA)	45,000	45,000
Puerto Rico Sales Tax Fin. Corp. RB, Ser. 2006-1989, 2.28%, VRDN, (Gtd. by & Liq.:
Morgan Stanley)	20,000,000	20,000,000

		30,045,000

TOBACCO REVENUE 4.5%
Tobacco Settlement Funding Corp. of New Jersey RB, PFOTER:
2.25%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	5,125,000	5,125,000
2.40%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	6,840,000	6,840,000

		11,965,000

TRANSPORTATION 12.1%
New Jersey Deutsche Bank Spears Trust:
2.25%, VRDN, (Insd. by FSA & Liq.: Deutsche Bank AG)	8,000,000	8,000,000
3.50%, VRDN, (Liq.: Deutsche Bank AG)	4,100,000	4,100,000
New Jersey EDA RB, Trans. Proj. Sublease, Ser. A, 5.50%, 05/01/2008, (Insd.
by FSA)	1,000,000	1,006,164
New Jersey Trans. Auth. RB:
2.21%, VRDN, (Insd. by FSA & Liq.: Dexia SA)	1,600,000	1,600,000
3.50%, VRDN, (Insd. by FGIC)	250,000	250,000
New Jersey TTFA RB:
Ser. 038, 4.50%, VRDN, (Insd. by AMBAC & Liq.: Wells Fargo & Co.)	7,755,000	7,755,000
Ser. 241, 2.25%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	4,190,000	4,190,000
Ser. 2278, 2.60%, VRDN, (Insd. by AMBAC & Liq.: JPMorgan Chase & Co.)	5,520,000	5,520,000

		32,421,164

UTILITY 16.0%
Appling Cnty., GA Dev. Auth. PCRB, Georgia Power Hatch Plant Proj., Ser. 2, 1.88%,
VRDN, (Gtd. by Georgia Power Co.)	1,000,000	1,000,000
Delaware EDA RB, Delmarva Power & Light Co. Proj., 2.29%, 02/01/2008, ( Gtd.
by Delmarva Power & Light Co.)	1,600,000	1,600,000
Georgia Muni. Elec. Auth. RB, Proj. 1, Ser. E, 5.00%, 01/01/2009, (Insd. by
MBIA)	3,000,000	3,061,846
New Hampshire Business Fin. Auth. PCRRB, The United Illuminating Co. Proj.,
Ser. A, 3.90%, 12/01/2008, (Insd. by AMBAC)	3,000,000	3,000,000
New Jersey EDA Thermal Energy Facs. RB, 2.18%, VRDN, (LOC: Bank One)	3,035,000	3,035,000

See Notes to Financial Statements
12

SCHEDULE OF INVESTMENTS continued

January 31, 2008	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
UTILITY continued
Puerto Rico Elec. Power Auth. RB:
Class A, 2.23%, VRDN, (Insd. by FSA & Liq.: Societe Generale)	$ 3,780,000	$ 3,780,000
ROC RR-II-R 637CE, 2.28%, VRDN, (Liq.: Citigroup, Inc.)	25,060,000	25,060,000
ROC RR-II-R 11050CE, 2.25%, VRDN, (Gtd. by CitiBank, NA)	2,100,000	2,100,000
Walker Cnty., AL Econ. Power Co. RB, Plant Proj., 1.91%, VRDN, (Gtd. by Alabama
Power)	300,000	300,000

		42,936,846

WATER & SEWER 3.7%
Puerto Rico Aqueduct & Sewer Auth. RB, ROC RR-II-R-10001CE, 2.28%, VRDN,
(Gtd. by & Liq.: Citigroup, Inc.)	10,000,000	10,000,000

Total Investments (cost $271,554,059) 101.3%		271,554,059
Other Assets and Liabilities (1.3%)		(3,559,780)

Net Assets 100.0%		$ 267,994,279

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
VRDN	Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the
Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at January 31, 2008.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit, liquidity guarantees, security purchase agreements, tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corp.	MHRB	Multifamily Housing Revenue Bond
BAN	Bond Anticipation Note	MSTR	Municipal Securities Trust Receipt
CDA	Community Development Authority	MTC	Municipal Trust Certificates
EDA	Economic Development Authority	PCRB	Pollution Control Revenue Bond
EDFA	Economic Development Finance Authority	PCRRB	Pollution Control Refunding Revenue Bond
EDRB	Economic Development Revenue Bond	PFOTER	Puttable Floating Option Tax Exempt Receipts
FGIC	Financial Guaranty Insurance Co.	RB	Revenue Bond
FSA	Financial Security Assurance, Inc.	ROC	Reset Option Certificate
GO	General Obligation	RRB	Refunding Revenue Bond
HFA	Housing Finance Authority	SFHRB	Single Family Housing Revenue Bond
IDRB	Industrial Development Revenue Bond	SPA	Securities Purchase Agreement
LOC	Letter of Credit	TFA	Transitional Finance Authority
MBIA	Municipal Bond Investors Assurance Corp.	TTFA	Transportation Trust Fund Authority

See Notes to Financial Statements
13

SCHEDULE OF INVESTMENTS continued
January 31, 2008

The following table shows the percent of total investments by geographic location as of January 31, 2008:

New Jersey	62.7%
Puerto Rico	22.4%
Indiana	4.2%
California	1.7%
Georgia	1.5%
Tennessee	1.5%
Delaware	1.3%
New Hampshire	1.1%
Pennsylvania	0.7%
Louisiana	0.6%
Utah	0.6%
Massachusetts	0.3%
Texas	0.3%
Alabama	0.1%
Non-state specific	1.0%

100.0%

The following table shows the percent of total investments by credit quality as of January 31, 2008 (unaudited):

Tier 1	94.3%
Tier 2	2.1%
NR	3.6%

100.0%

The following table shows the percent of total investments based on maturity as of January 31, 2008 (unaudited):

2-7 days	92.2%
61-120 days	1.9%
241+ days	5.9%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2008

Assets
Investments at amortized cost	$ 271,554,059
Receivable for securities sold	1,115,585
Interest receivable	1,370,466
Prepaid expenses and other assets	9,034

Total assets	274,049,144

Liabilities
Dividends payable	47,837
Payable for securities purchased	5,894,344
Due to custodian bank	69,403
Advisory fee payable	3,006
Distribution Plan expenses payable	3,755
Due to other related parties	801
Accrued expenses and other liabilities	35,719

Total liabilities	6,054,865

Net assets	$ 267,994,279

Net assets represented by
Paid-in capital	$ 267,999,560
Overdistributed net investment income	(5,281)

Total net assets	$ 267,994,279

Net assets consists of
Class A	$ 36,121,482
Class S	210,726,112
Class I	21,146,685

Total net assets	$ 267,994,279

Shares outstanding (unlimited number of shares authorized)
Class A	36,108,780
Class S	210,737,745
Class I	21,153,035

Net asset value per share
Class A	$ 1.00
Class S	$ 1.00
Class I	$ 1.00

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Year Ended January 31, 2008

Investment income
Interest	$ 8,471,782

Expenses
Advisory fee	953,378
Distribution Plan expenses
Class A	88,718
Class S	1,120,826
Administrative services fee	139,519
Transfer agent fees	62,272
Trustees’ fees and expenses	5,347
Printing and postage expenses	25,044
Custodian and accounting fees	66,096
Registration and filing fees	49,932
Professional fees	20,838
Other	9,316

Total expenses	2,541,286
Less: Expense reductions	(13,056)

Net expenses	2,528,230

Net investment income	5,943,552

Net realized gains on investments	394,121

Net increase in net assets resulting from operations	$ 6,337,673

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended January 31,

	2008		2007

Operations
Net investment income	$ 5,943,552		$ 5,353,530
Net realized gains on investments	394,121		88,781

Net increase in net assets resulting
from operations	6,337,673		5,442,311

Distributions to shareholders from
Net investment income
Class A	(884,295)		(620,826)
Class S	(5,018,990)		(4,149,106)
Class I	(528,350)		(597,243)

Total distributions to shareholders	(6,431,635)		(5,367,175)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	118,482,615	118,482,615	74,693,040	74,693,040
Class S	1,329,315,222	1,329,315,222	1,035,748,927	1,035,748,927
Class I	89,542,101	89,542,101	125,953,531	125,953,531

1,537,339,938			1,236,395,498

Net asset value of shares issued in
reinvestment of distributions
Class A	737,772	737,772	497,037	497,037
Class S	5,018,990	5,018,990	4,149,106	4,149,106
Class I	109,198	109,198	116,109	116,109

5,865,960			4,762,252

Payment for shares redeemed
Class A	(105,225,106)	(105,225,106)	(73,075,168)	(73,075,168)
Class S	(1,292,342,349)	(1,292,342,349)	(1,033,380,981)	(1,033,380,981)
Class I	(83,813,814)	(83,813,814)	(120,438,312)	(120,438,312)

(1,481,381,269)			(1,226,894,461)

Net increase in net assets resulting
from capital share transactions	61,824,629		14,263,289

Total increase in net assets	61,730,667		14,338,425
Net assets
Beginning of period	206,263,612		191,925,187

End of period	$ 267,994,279		$ 206,263,612

Undistributed (overdistributed) net
investment income	$ (5,281)		$ 88,681

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION
Evergreen New Jersey Municipal Money Market Fund (the “Fund”) is a non-diversified series of Evergreen Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class S and Class I shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments
As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

b. Security transactions and investment income
Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

c. Federal taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions
Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. During the year ended January 31, 2008, the following amounts were reclassified:

Overdistributed net investment income	$ 394,121
Accumulated net realized gains on investments	(394,121)

e. Class allocations
Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

18

NOTES TO FINANCIAL STATEMENTS continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.41% and declining to 0.30% as average daily net assets increase. For the year ended January 31, 2008, the advisory fee was equivalent to 0.41% of the Fund’s average daily net assets.

Effective January 1, 2008, EIMC replaced Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, as the administrator to the Fund upon the assignment of the Fund’s Administrative Services Agreement from EIS to EIMC. There were no changes to the services being provided or fees being paid by the Fund. The administrator provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund, starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS
EIS serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 0.60% of the average daily net assets for Class S shares.

5. INVESTMENT TRANSACTIONS
On January 31, 2008, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

The Fund’s income and excise tax returns and all financial records supporting those returns are subject to examination by the federal, Massachusetts and Delaware revenue authorities for all taxable years beginning after January 31, 2004.

6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended January 31, 2008, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS
As of January 31, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed	Temporary
Exempt-Interest	Book/Tax
Income	Differences

$47,718	($52,999)

19

NOTES TO FINANCIAL STATEMENTS continued

Additionally, short-term capital gains are considered ordinary income for income tax purposes. The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.

The tax character of distributions paid was as follows:

	Year Ended January 31,

	2008	2007

Ordinary Income	$ 343,309	$ 43,980
Exempt-Interest Income	6,029,603	5,272,962
Long-term Capital Gain	58,723	50,233

8. EXPENSE REDUCTIONS
Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES
Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT
The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . During the year ended January 31, 2008, the Fund had no borrowings.

11. CONCENTRATION OF RISK
The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS
Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement,

20

NOTES TO FINANCIAL STATEMENTS continued

the Evergreen Entities were censured and paid approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

13. NEW ACCOUNTING PRONOUNCEMENTS
In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

21

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen New Jersey Municipal Money Market Fund, a series of the Evergreen Money Market Trust, as of January 31, 2008 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and finan-cial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2008 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen New Jersey Municipal Money Market Fund as of January 31, 2008, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
March 25, 2008

22

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS
Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated long-term capital gain distributions of $58,723 for the fiscal year ended January 31, 2008.

For the fiscal year ended January 31, 2008, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, is 99.88% . The percentage of distributions subject to the federal alternative minimum tax and New Jersey state income tax will be reported to shareholders in January 2009.

23

ADDITIONAL INFORMATION (unaudited) continued

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT
Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2007, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen New Jersey Municipal Money Market Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. (See “Certain Fund-Specific Considerations” below for a discussion regarding certain factors considered by the Trustees relating specifically to the Fund.) In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC and any sub-advisors furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2006. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2006.

In spring 2007, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Keil Fiduciary Strategies LLC (“Keil”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Keil. The Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding, among other things, brokerage practices of the funds, the use of derivatives by the funds, strategic planning for the funds, analyst and research support available to the portfolio management teams, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

24

ADDITIONAL INFORMATION (unaudited) continued

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2006, and recent changes in compliance personnel at EIMC, including the appointment of a new Chief Compliance Officer for the funds.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

25

ADDITIONAL INFORMATION (unaudited) continued

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds generally and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities, LLC, an affiliate of EIMC, from transactions effected by it for the funds. The Trustees also noted that the funds pay sub-transfer agency fees to various financial institutions who hold fund shares in omnibus accounts, and that Wachovia Securities, LLC and its affiliates receive such payments from the funds in respect of client accounts they hold in omnibus arrangements, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. They also considered that Wachovia Securities, LLC and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through it. The Trustees also noted that an affiliate of EIMC receives compensation for serving as a securities lending agent for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates generally provide a comprehensive investment management service to the funds. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

26

ADDITIONAL INFORMATION (unaudited) continued

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive.

Certain Fund-specific considerations. With respect to the Evergreen money market funds, the Trustees noted that they were satisfied with Evergreen’s commitment to the money market fund business and noted that the profitability figures the Trustees had been provided did not necessarily reflect the risk, and ultimately the potential cost, associated with the sponsorship of the money market funds. They noted specifically Wachovia’s recent purchase of securities from certain of the funds and its willingness to support the money market funds during the recent credit crisis.

The Trustees noted that, for the one-, three-, and five-year periods ended December 31, 2006, the Fund’s Class A shares had underperformed the Fund’s benchmark index, the Merrill Lynch Three-Month U.S. Treasury Bill Index.

The Trustees noted that the management fee paid by the Fund was higher than the management fees paid by most of the other mutual funds against which the Trustees compared the Fund’s management fee, but noted that the level of profitability realized by EIMC in respect of the fee did not appear excessive.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Chairman of the Finance Committee, Member of the Executive Committee, and Former
DOB: 10/23/1938	Treasurer, Cambridge College
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix
Trustee	Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington
DOB: 2/14/1939	Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former
Term of office since: 1983	Director, Lincoln Educational Services
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 53 portfolios as of 12/31/2007)

Carol A. Kosel[1]	Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice
Trustee	President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer,
DOB: 12/25/1963	Vestaur Securities Fund
Term of office since: 2008
Other directorships: None

Gerald M. McDonnell	Former Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1988	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M
Trustee	Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications);
DOB: 9/19/1941	Former Consultant, AESC (The Association of Executive Search Consultants)
Term of office since: 1982
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.
Trustee
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC;
Treasurer	Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President,
DOB: 2/5/1974	Evergreen Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30, 2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 93 Evergreen funds as of December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $274 billion in assets as of December 31, 2007, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at **EvergreenInvestments.com**

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the ninth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2007, Evergreen was ranked fifth overall out of 32 participating companies.

565213 rv5 03/2008

Evergreen Investments™
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

565213  rv5    03/2008

Evergreen New York Municipal Money Market Fund

Evergreen

NEW YORK MUNICIPAL MONEY MARKET FUND

Annual Report
as of January 31, 2008

Evergreen Investments™
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
16	STATEMENT OF ASSETS AND LIABILITIES
17	STATEMENT OF OPERATIONS
18	STATEMENTS OF CHANGES IN NET ASSETS
19	NOTES TO FINANCIAL STATEMENTS
24	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
25	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

March 2008

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder:

We are pleased to provide the Annual Report for Evergreen New York Municipal Money Market Fund for the twelve-month period ended January 31, 2008.

Investors in capital markets faced an increasingly challenging environment over the twelve-month period ended January 31, 2008. Problems in the housing and subprime mortgage markets led to a tightening of credit, which in turn contributed to widening fears of a dramatic deceleration in the economy’s expansion. Faced with these concerns, fixed income investors sought out the highest-quality securities and avoided credit risk. Longer-maturity Treasuries outperformed other sectors, while the prices of corporate bonds and many asset-backed securities fell as the yield spreads between Treasuries and lower-rated securities widened. At the same time, equity prices were undermined by the combination of weaker economic growth and disappointing profits. In this environment, the price of gold surged while the dollar remained weak.

The U.S. economy exhibited increasing signs of weakness in the latter half of 2007 and the first month of 2008 after experiencing solid growth early in 2007. Although housing and credit-related concerns began weighing on investor sentiment early in the year, the economy’s growth trajectory continued to be supported early in 2007 by the combination of solid trends in employment, income, investment and export trends. That began to change in the latter months of 2007, however, as each of these pillars of support began to weaken.

1

LETTER TO SHAREHOLDERS continued

Growth in Gross Domestic Product rose by just 0.6% during the final quarter of 2007 as economic output slowed because of a sharp reduction in business inventories. The rate of corporate earnings growth, meanwhile, declined over the second half of 2007. Payrolls dropped by 17,000 in January 2008, contributing to growing concerns about the outlook for consumer spending, which accounts for up to 70% of economic output. Faced with growing evidence of the economy’s deceleration, the Federal Reserve Board (the “Fed”) began to focus more on stimulating growth and less on watching inflation. The Fed cut the target fed funds rate from 5.25% to 4.25% during the last four months of 2007 and then slashed the rate by an additional 1.25% in two separate actions within just eight days of each other in January 2008. Also in early 2008, Congress passed, and President Bush signed, a $168 billion fiscal stimulus bill that contained rebates for taxpayers, tax breaks for businesses and additional assistance for Social Security recipients and disabled veterans.

Over the twelve-month period ended January 31, 2008, the management teams of Evergreen’s money market funds held to their discipline, seeking competitive income through investments in high-quality, short-term securities while retaining an emphasis on capital preservation.

We believe the experiences in the investment markets during the past twelve months have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

2

LETTER TO SHAREHOLDERS continued

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the Financial Industry Regulatory Authority (FINRA).

3

FUND AT A GLANCE

as of January 31, 2008

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• Mathew M. Kiselak†

• Ladson Hart

PERFORMANCE AND RETURNS*

Portfolio inception date: 9/24/2001

	Class A	Class S	Class I
Class inception date	9/24/2001	9/24/2001	9/24/2001

Nasdaq symbol	ENYXX	N/A	ENIXX

Average annual return

1-year	2.92%	2.61%	3.23%

5-year	1.73%	1.44%	2.04%

Since portfolio inception	1.54%	1.25%	1.85%

7-day annualized yield	2.20%	1.90%	2.50%

30-day annualized yield	2.38%	2.08%	2.68%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Class S. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

The fund incurs a 12b-1 fee of 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee. Returns reflect expense limits previously in effect, without which returns would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

† Effective December 10, 2007, Mr. Kiselak replaced Diane C. Beaver as lead portfolio manager of the fund.

4

FUND AT A GLANCE continued

7-DAY ANNUALIZED YIELD

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) to certain mutual fund wrap program clients of Wachovia Securities and of third-party broker/dealers when purchased through a clearing relationship with Wachovia Securities or an affiliate providing mutual fund clearing services, (3) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (4) to certain institutional investors, and (5) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class S shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund’s distributor.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

Yields are based on net investment income for the stated periods and annualized.

All data is as of January 31, 2008, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2007 to January 31, 2008.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	8/1/2007	1/31/2008	Period*

Actual
Class A	$ 1,000.00	$ 1,014.57	$ 4.42
Class S	$ 1,000.00	$ 1,013.03	$ 5.94
Class I	$ 1,000.00	$ 1,016.09	$ 2.90
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.82	$ 4.43
Class S	$ 1,000.00	$ 1,019.31	$ 5.96
Class I	$ 1,000.00	$ 1,022.33	$ 2.91

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.87% for Class A, 1.17% for Class S and 0.57% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS A	2008	2007	2006	2005	2004

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.03	0.03	0.02	0.01	0

Distributions to shareholders from
Net investment income	(0.03)	(0.03)	(0.02)	(0.01)	0[1]

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	2.92%	2.88%	1.84%	0.58%	0.46%

Ratios and supplemental data
Net assets, end of period (thousands)	$51,071	$47,842	$40,856	$78,542	$82,110
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.86%	0.86%	0.86%	0.87%	0.91%
Expenses excluding waivers/reimbursements
and expense reductions	0.86%	0.86%	0.87%	0.91%	0.93%
Net investment income (loss)	2.84%	2.72%	1.71%	0.58%	0.39%

1 Amount represents less than $0.005 per share.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS S	2008	2007	2006	2005	2004

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.03	0.03	0.02	0	0

Distributions to shareholders from
Net investment income	(0.03)	(0.03)	(0.02)	0[1]	0[1]

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	2.61%	2.57%	1.54%	0.30%	0.19%

Ratios and supplemental data
Net assets, end of period (thousands)	$273,501	$249,845	$245,347	$289,872	$25,407
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.16%	1.16%	1.16%	1.11%	1.18%
Expenses excluding waivers/reimbursements
and expense reductions	1.16%	1.16%	1.17%	1.15%	1.23%
Net investment income (loss)	2.54%	2.41%	1.46%	0.54%	0.13%

1 Amount represents less than $0.005 per share.

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS I	2008	2007	2006	2005	2004

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.03	0.03	0.02	0.01	0

Distributions to shareholders from
Net investment income	(0.03)	(0.03)	(0.02)	(0.01)	0[1]

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	3.23%	3.18%	2.15%	0.89%	0.76%

Ratios and supplemental data
Net assets, end of period (thousands)	$18,163	$60,677	$11,915	$3,420	$2,200
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.56%	0.56%	0.57%	0.56%	0.59%
Expenses excluding waivers/reimbursements
and expense reductions	0.56%	0.56%	0.58%	0.60%	0.61%
Net investment income (loss)	3.13%	2.98%	2.26%	0.92%	0.65%

1 Amount represents less than $0.005 per share.

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

January 31, 2008

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 96.8%
AIRPORT 2.0%
Albany Cnty., NY Arpt. Auth. RRB, Ser. A, 2.50%, VRDN, (LOC: Bank of America
Corp.)	$ 7,000,000	$7,000,000

COMMUNITY DEVELOPMENT DISTRICT 0.6%
Seneca Cnty., NY IDA RB, KidsPeace Natl. Centers Proj., 2.24%, VRDN, (LOC:
KeyCorp)	2,035,000	2,035,000

CONTINUING CARE RETIREMENT COMMUNITY 1.3%
Lancaster Township, NY IDA RB, Greenfield Manor Proj., 3.48%, VRDN, (LOC:
M&T Bank Corp.)	4,350,000	4,350,000

EDUCATION 0.7%
St. Lawrence Cnty., NY Indl. Dev. Agcy. Civic Facs. RB, Potsdam Auxiliary College,
2.18%, VRDN, (LOC: Citizens Banking Corp.)	2,500,000	2,500,000

GENERAL OBLIGATION - LOCAL 6.4%
New York, NY GO:
Putters:
Ser. 601, 2.25%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	5,215,000	5,215,000
Ser. 603, 2.25%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	1,380,000	1,380,000
Ser. A-10, 1.88%, VRDN, (LOC: JPMorgan Chase & Co.)	320,000	320,000
Ser. B-2, 1.88%, VRDN, (Liq.: JPMorgan Chase & Co.)	100,000	100,000
Ser. E, 1.70%, VRDN, (LOC: State Street Corp.)	200,000	200,000
Ser. H-5, 1.95%, VRDN, (LOC: Dexia SA)	9,600,000	9,600,000
Ser. I-7, 2.10%, VRDN, (LOC: Bank of America Corp.)	5,000,000	5,000,000

		21,815,000

HOSPITAL 4.3%
Herkimer Cnty., NY Indl. Dev. Agcy. Civic Facs. RB, Templeton Foundation Proj.,
2.24%, VRDN, (LOC: KeyCorp)	630,000	630,000
New York Dorm. Auth. RB:
Eclipse Funding Trust, 4.00%, VRDN, (Insd. by AMBAC & Liq.: U.S. Bancorp)	3,285,000	3,285,000
Mental Hlth. Svcs. Facs., Ser. 340, 2.25%, VRDN, (Insd. by MBIA & Morgan
Stanley)	3,982,500	3,982,500
Otsego Cnty., NY Indl. Dev. Agcy. RB, Templeton Foundation Proj., Ser. A, 2.24%,
VRDN, (LOC: KeyCorp)	2,690,000	2,690,000
Steuben Cnty., NY IDA RB:
Corning Hosp. Facs. Ctr. Proj., 2.10%, VRDN, (LOC: M&T Bank Corp.)	1,540,000	1,540,000
Guthrie Corning Dev. Facs. Proj., 2.10%, VRDN, (LOC: M&T Bank Corp.)	2,530,000	2,530,000

		14,657,500

HOUSING 17.7%
Albany, NY Hsg. Auth. Private Account RB, Historic Bleecker Terrace, 3.50%,
VRDN, (LOC: KeyCorp)	662,500	662,500
California HFA RB, Home Mtge., Ser. J, 2.90%, VRDN, (Insd. by MBIA & SPA:
Lloyds TSB Group plc)	25,000	25,000
Class B Revenue Bond Cert. Trust, Ser. 2001-01, 2.42%, VRDN, (Liq.: American
Intl. Group, Inc.)	6,700,000	6,700,000

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

January 31, 2008

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Merrill Lynch Puttable Option Tax-Exempt Receipts:
Class A, 5.30%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	$6,500,000	$6,500,000
Class C, 2.35%, VRDN, (SPA: Lloyds TSB Group plc)	2,450,000	2,450,000
Class F, 2.15%, VRDN, (Gtd. by & SPA: Lloyds TSB Group plc)	200,000	200,000
Ser. EC-002, 2.35%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	72,000	72,000
MMA Finl. MHRB, Ser. A, Class A, 2.24%, VRDN, (Liq.: SunTrust Banks, Inc.)	7,155,000	7,155,000
New York Hsg. Fin. Agcy. MHRB, West 23rd Street, Ser. A, 2.14%, VRDN, (Insd. by
& Liq.: FNMA)	22,100,000	22,100,000
New York, NY City Hsg. Dev. Corp. MHRB, Louis Boulevard Apts. Proj., Ser. A,
1.95%, VRDN, (LOC: KeyCorp)	7,300,000	7,300,000
New York, NY SFHRB, Ser. 132, 1.95%, VRDN, (Liq.: Dexia SA)	4,400,000	4,400,000
Sherburne Cnty., MN Hsg. & Redev. Auth. RB, Apperts, Inc. Proj., 2.50%, VRDN,
(LOC: LaSalle Bank Corp.)	2,990,000	2,990,000

		60,554,500

INDUSTRIAL DEVELOPMENT REVENUE 6.1%
Chenango Cnty., NY IDA RB, Baillie Lumber Proj., Ser. A, 2.45%, VRDN, (LOC:
Citizens Banking Corp.)	2,151,000	2,151,000
Frankfort, IN EDRB, Gen. Seating of America Proj., 3.60%, VRDN, (LOC: Dai-Ichi
Kangyo Bank, Ltd.)	875,000	875,000
Islip, NY Indl. Dev. Agcy. RB, Radiation Dynamics Proj., Ser.1988-A, 2.26%, VRDN,
(LOC: Bank of New York Mellon Corp.)	6,000,000	6,000,000
New York, NY IDA RB, Contractors Sheet Metal, Inc., 2.30%, VRDN, (LOC:
CitiBank, NA)	1,400,000	1,400,000
New York, NY IDRB, Liberty Bryant, LLC Proj., Ser. 2004-B, 1.90%, VRDN, (SPA:
Bayerische Landesbank)	2,400,000	2,400,000
Seneca Cnty., NY Indl. Dev. Agcy. Solid Waste Disposal RB, Ser. W, 2.32%, VRDN,
(LOC: Bank of America Corp.)	4,995,000	4,995,000
Sparks, NV EDRB, Rix Inds. Proj., 2.40%, VRDN, (LOC: Wells Fargo & Co.)	1,510,000	1,510,000
Ulster Cnty., NY Indl. Dev. Agcy. RB, Zumtobel Staff Proj., Ser. A, 2.31%, VRDN,
(LOC: Creditanstalt Bank)	1,500,000	1,500,000

		20,831,000

LEASE 0.5%
Branch Bank & Trust Co. Muni. Trust Floater RB, Ser. 1006, 2.38%, VRDN, (LOC:
Branch Bank & Trust Co.)	1,860,000	1,860,000

MISCELLANEOUS REVENUE 8.3%
Brazoria Cnty., TX Harbor Navigation Dist. RRB, Dow Chemical Co. Proj., Ser. A-4,
5.20%, 05/15/2008, (Gtd. by Dow Chemical Co.)	2,000,000	2,006,606
Clipper Tax-Exempt Cert. Trust RB, Ser. 2007-03, 2.50%, VRDN, (Insd. by MBIA &
Gtd. by State Street Corp.) 144A	5,000,000	5,000,000
Decatur, AL IDA, BP Amoco Chemical Co. Proj., Ser. 2001, 1.87%, VRDN, (Gtd. by
BP plc)	1,000,000	1,000,000
Decatur, AL Indl. Dev. Board Solid Waste Disposal RB, Amoco Chemical Co. Proj.,
Ser. 1995, 1.87%, VRDN, (Gtd. by BP plc)	1,100,000	1,100,000

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

January 31, 2008

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE continued
Gulf Coast, TX Waste Disposal Auth. Env. Facs. RB, BP North America Proj.:
Ser. 2005, 1.87%, VRDN, (Gtd. by BP plc)	$700,000	$700,000
Ser. 2006, 1.87%, VRDN, (Gtd. by BP plc)	500,000	500,000
Hudson Yards Infrastructure Corp. of New York RB, 3.05%, VRDN, (Insd. by MBIA
& Liq.: JPMorgan Chase & Co.)	1,605,000	1,605,000
Indiana Bond Bank RB, Advance Funding Program Notes, Ser. A, 3.00%,
01/30/2009, (LOC: Bank of New York Mellon Corp.)	10,000,000	10,087,859
New York, NY Indl. Dev. Agcy. Civic RB, Casa Proj., 2.23%, VRDN, (LOC: JPMorgan
Chase & Co.)	1,000,000	1,000,000
Pennsylvania EDFA Wastewater Treatment RRB, Sunoco, Inc. Proj., 2.44%, VRDN,
(Gtd. by Sunoco, Inc.)	3,000,000	3,000,000
Plaquemines Parish, LA Env. RRB, BP Exploration & Oil Proj., Ser. 1995, 1.87%,
VRDN, (SPA: BP plc)	100,000	100,000
Puerto Rico Med. & Env. Pollution Ctl. Facs. RB, Becton Dickinson & Co., 4.00%,
03/01/2008, (Gtd. by Becton Dickinson & Co.)	2,100,000	2,100,000
West Baton Rouge, LA IDRB, Dow Chemical Co. Proj., Ser. 1995, 1.95%, VRDN,
(Gtd. by Dow Chemical Co.)	300,000	300,000

		28,499,465

PRE-REFUNDED 1.9%
New York Env. Facs Corp. RB, 2nd Resolution, Ser. 1998-F, 5.25%, 06/15/2008,
(Insd. by U.S. Treasury)	6,420,000	6,480,783

SPECIAL TAX 7.4%
New York Dorm. Auth. RB, Putters, Ser. 2381, 2.25%, VRDN, (Liq.: JPMorgan
Chase & Co.)	4,400,000	4,400,000
New York, NY TFA RB:
Bldg. Aid Eagle-20070014, Class A, 2.26%, VRDN, (LOC: CitiBank, NA)	12,060,000	12,060,000
NYC Recovery, Fiscal 2003, Ser. 3E, 1.75%, VRDN, (SPA: Landesbank Baden)	400,000	400,000
Puerto Rico Sales Tax Fin. Corp. RB, Ser. 2006-1989, 2.28%, VRDN, (Gtd. by &
Liq.: Morgan Stanley)	8,500,000	8,500,000

		25,360,000

STUDENT LOAN 1.5%
North Carolina Student Edl. Assistance Auth. RB, Branch Bank & Trust Muni. Trust,
Ser. 2065, 2.60%, VRDN, (LOC: Branch Bank & Trust Co.)	5,000,000	5,000,000

TOBACCO REVENUE 11.1%
Erie Cnty., NY Tobacco Asset Securitization Corp. RB, 3.00%, VRDN, (SPA: Merrill
Lynch & Co., Inc.)	3,935,000	3,935,000
New York Tobacco Settlement Asset Securitization Corp. RB, ROC RR-II-R-519CE,
2.28%, VRDN, (Insd. by & Liq.: CitiBank, NA)	3,000,000	3,000,000
New York Tobacco Trust RB, PFOTER:
2.40%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & SPA: WestLB AG)	2,810,000	2,810,000
3.00%, VRDN, (Gtd. by & SPA: Merrill Lynch & Co., Inc.)	14,900,000	14,900,000
Rockland, NY Tobacco Asset Securitization Corp. RB, 3.00%, VRDN, (SPA: Merrill
Lynch & Co., Inc.)	2,000,000	2,000,000

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

January 31, 2008

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
TOBACCO REVENUE continued
Tobacco Settlement Fin. Corp. of New York RB, PFOTER, 3.53%, 04/03/2008,
(Insd. by AMBAC & SPA: Merrill Lynch & Co., Inc.)	$6,700,000	$6,700,000
Westchester, NY Tobacco Asset Securitization Corp. RB, 3.00%, VRDN, (Liq.:
Merrill Lynch & Co., Inc.)	4,830,000	4,830,000

		38,175,000

TRANSPORTATION 6.0%
Metropolitan Trans. Auth. of New York RB:
Eagle-20040041, Class A, 2.27%, VRDN, (LOC: CitiBank, NA)	4,000,000	4,000,000
ROC-RR-II-R-12173, 2.73%, VRDN, (LOC: MBIA & Liq.: Citigroup)	6,000,000	6,000,000
Ser. 2005G-1, 1.88%, VRDN, (LOC: BNP Paribas SA)	460,000	460,000
Municipal Securities Trust Cert. RB:
Ser. 2000-109, Class A, 2.15%, VRDN, (Liq.: Bear Stearns Cos.) 144A	2,600,000	2,600,000
Ser. 7000, Class A, 4.00%, VRDN, (LOC: Bear Stearns Cos.) 144A	4,995,000	4,995,000
New Mexico Fin. Auth. Trans. RB, Ser. 435, 2.50%, VRDN, (Insd. by MBIA & Liq.:
JPMorgan Chase & Co.)	2,690,000	2,690,000

		20,745,000

UTILITY 5.8%
Appling Cnty., GA Dev. Auth. PCRB, Georgia Power Hatch Plant Proj., Ser. 2,
1.88%, VRDN, (Gtd. by Georgia Power Co.)	1,800,000	1,800,000
Delaware EDA RB, Delmarva Power & Light Co. Proj., 2.29%, VRDN, (Gtd. by
Delmarva Power & Light Co.)	2,800,000	2,800,000
Monroe Cnty., NY Indl. Dev. Agcy. RB, Electric Navigation Inds., 3.80%,
07/01/2008, (Gtd. by Emerson Electric Co.)	4,990,000	4,990,000
New Hampshire Business Fin. Auth. PCRRB, The United Illuminating Co. Proj.,
Ser. A, 3.90%, 12/01/2008, (Insd. by AMBAC)	3,000,000	3,000,000
Puerto Rico Elec. Power Auth. RB, ROC RR-II-R 637CE, 2.28%, VRDN, (Liq.:
Citigroup, Inc.)	7,320,000	7,320,000

		19,910,000

WATER & SEWER 15.2%
New York Env. Facs. Clean Water & Drinking RB, ROC RR-II-R-293, 2.27%, VRDN,
(Liq.: CitiBank, NA)	1,350,000	1,350,000
New York Water Util. Impt. Certs. RB, Ser. 2007-132, 2.84%, VRDN, (LOC: Bank
of America Corp.)	1,000,000	1,000,000
New York, NY Muni. Water & Sewer Sys. Fin. Auth. RB:
ROC RR-II-R-12172, 2.73%, VRDN, (LOC: MBIA & Liq.: Bank of New York
Mellon Corp.)	9,900,000	9,900,000
Ser. C, 1.88%, VRDN, (LOC: Dexia SA)	100,000	100,000
New York, NY Water & Sewer Sys. Fin. Auth. RRB:
Ser. 115, 2.24%, VRDN, (LOC: Bank of America Corp.)	10,315,000	10,315,000
Ser. 1263, 2.25%, VRDN, (Insd. by JPMorgan Chase & Co.)	7,700,000	7,700,000
Ser. 10301, 2.27%, VRDN, (Liq.: Citigroup, Inc.)	16,280,000	16,280,000
Puerto Rico Aqueduct & Sewer Auth. RB, ROC RR-II-R-10001CE, 2.28%, VRDN,
(Gtd. by & Liq.: Citigroup, Inc.)	5,500,000	5,500,000

		52,145,000

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

January 31, 2008

Value

Total Investments (cost $331,918,248) 96.8%	$331,918,248
Other Assets and Liabilities 3.2%	10,816,442

Net Assets 100.0%	$342,734,690

VRDN	Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at January 31, 2008.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e., AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
PFOTER	Puttable Floating Option Tax Exempt Receipts
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SPA	Securities Purchase Agreement
TFA	Transitional Finance Authority

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

January 31, 2008

The following table shows the percent of total investments by geographic location as of January 31, 2008:

New York	73.6%
Puerto Rico	7.1%
Indiana	3.3%
California	2.0%
North Carolina	1.5%
Delaware	1.4%
Texas	1.0%
New Hampshire	0.9%
Pennsylvania	0.9%
Minnesota	0.9%
New Mexico	0.8%
Alabama	0.6%
Georgia	0.5%
Nevada	0.5%
Louisiana	0.1%
Non-state specific	4.9%

100.0%

The following table shows the percent of total investments by credit quality as of January 31, 2008 (unaudited):

Tier 1	97.6%
Tier 2	2.4%

100.0%

The following table shows the percent of total investments by maturity as of January 31, 2008 (unaudited):

2-7 days	89.4%
8-60 days	0.6%
61-120 days	2.6%
121-240 days	3.5%
241+ days	3.9%

100.0%

See Notes to Financial Statements

15

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2008

Assets
Investments at amortized cost	$331,918,248
Receivable for securities sold	9,705,809
Receivable for Fund shares sold	2,000
Interest receivable	1,498,895
Prepaid expenses and other assets	9,787

Total assets	343,134,739

Liabilities
Dividends payable	29,958
Due to custodian bank	310,911
Advisory fee payable	3,749
Distribution Plan expenses payable	4,906
Due to other related parties	1,906
Trustees’ fees and expenses payable	7,761
Printing and postage expenses payable	13,266
Custodian and accounting fees payable	11,791
Accrued expenses and other liabilities	15,801

Total liabilities	400,049

Net assets	$342,734,690

Net assets represented by
Paid-in capital	$342,640,774
Undistributed net investment income	93,916

Total net assets	$342,734,690

Net assets consists of
Class A	$51,071,256
Class S	273,500,647
Class I	18,162,787

Total net assets	$342,734,690

Shares outstanding (unlimited number of shares authorized)
Class A	51,036,876
Class S	273,450,963
Class I	18,166,017

Net asset value per share
Class A	$1.00
Class S	$1.00
Class I	$1.00

See Notes to Financial Statements

16

STATEMENT OF OPERATIONS

Year Ended January 31, 2008

Investment income
Interest	$11,547,453

Expenses
Advisory fee	1,248,280
Distribution Plan expenses
Class A	143,480
Class S	1,472,328
Administrative services fee	187,242
Transfer agent fees	131,539
Trustees’ fees and expenses	8,030
Printing and postage expenses	27,028
Custodian and accounting fees	92,553
Registration and filing fees	34,559
Professional fees	23,064
Other	6,728

Total expenses	3,374,831
Less: Expense reductions	(11,800)

Net expenses	3,363,031

Net investment income	8,184,422

Net realized gains on investments	188,645

Net increase in net assets resulting from operations	$8,373,067

See Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended January 31,

	2008		2007

Operations
Net investment income		$8,184,422		$7,701,088
Net realized gains on investments		188,645		178,646

Net increase in net assets resulting
from operations		8,373,067		7,879,734

Distributions to shareholders from
Net investment income
Class A		(1,375,236)		(1,254,165)
Class S		(6,307,728)		(6,478,718)
Class I		(596,623)		(391,722)

Total distributions to shareholders		(8,279,587)		(8,124,605)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	138,533,650	138,533,650	155,045,896	155,045,896
Class S	1,610,650,183	1,610,650,183	1,295,980,673	1,295,980,673
Class I	65,764,127	65,764,127	139,560,187	139,560,187

		1,814,947,960		1,590,586,756

Net asset value of shares issued in
reinvestment of distributions
Class A	1,297,523	1,297,523	1,174,666	1,174,666
Class S	6,307,728	6,307,728	6,478,718	6,478,718
Class I	332,196	332,196	158,415	158,415

		7,937,447		7,811,799

Payment for shares redeemed
Class A	(136,615,727)	(136,615,727)	(149,198,671)	(149,198,671)
Class S	(1,593,376,051)	(1,593,376,051)	(1,297,761,003)	(1,297,761,003)
Class I	(108,615,574)	(108,615,574)	(90,948,654)	(90,948,654)

		(1,838,607,352)		(1,537,908,328)

Net increase (decrease) in net assets
resulting from capital share
transactions		(15,721,945)		60,490,227

Total increase (decrease) in net assets		(15,628,465)		60,245,356
Net assets
Beginning of period		358,363,155		298,117,799

End of period		$342,734,690		$358,363,155

Undistributed net investment income		$93,916		$436

See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen New York Municipal Money Market Fund (the “Fund”) is a non-diversified series of Evergreen Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class S and Class I shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. During the year ended January 31, 2008 the following amounts were reclassified:

Undistributed net investment income	$ 188,645
Accumulated net realized gains on investments	(188,645)

19

NOTES TO FINANCIAL STATEMENTS continued

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.40% and declining to 0.30% as average daily net assets increase. For the year ended January 31, 2008, the advisory fee was equivalent to 0.40% of the Fund’s average daily net assets.

Effective January 1, 2008, EIMC replaced Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, as the administrator to the Fund upon the assignment of the Fund’s Administrative Services Agreement from EIS to EIMC. There were no changes to the services being provided or fees being paid by the Fund. The administrator provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund, starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 0.60% of the average daily net assets for Class S shares.

5. INVESTMENT TRANSACTIONS

On January 31, 2008, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

The Fund’s income and excise tax returns and all financial records supporting those returns are subject to examination by the federal, Massachusetts and Delaware revenue authorities for all taxable years beginning after January 31, 2004.

20

NOTES TO FINANCIAL STATEMENTS continued

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended January 31, 2008, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of January 31, 2008, the components of distributable earnings on a tax basis consisted of undistibuted exempt-interest income in the amount of $130,596 and temporary book/tax differences in the amount of $(36,680).

Additionally, short-term capital gains are considered ordinary income for income tax purposes. The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.

The tax character of distributions paid was as follows:

	Year Ended January 31,

	2008	2007

Ordinary Income	$100,851	$1,408
Exempt-Interest Income	8,082,327	7,945,023
Long-term Capital Gain	96,409	178,174

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08%. During the year ended January 31, 2008 the Fund had no borrowings.

21

NOTES TO FINANCIAL STATEMENTS continued

11. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and paid approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

13. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

22

NOTES TO FINANCIAL STATEMENTS continued

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

23

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen New York Municipal Money Market Fund, a series of the Evergreen Money Market Trust, as of January 31, 2008 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2008 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen New York Municipal Money Market Fund as of January 31, 2008, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
March 25, 2008

24

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated long-term capital gain distributions of $96,409 for the fiscal year ended January 31, 2008.

For the fiscal year ended January 31, 2008, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, is 99.90%. The percentage of distributions subject to the federal alternative minimum tax and New York state income tax will be reported to shareholders in January 2009.

25

ADDITIONAL INFORMATION (unaudited) continued

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2007, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen New York Municipal Money Market Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. (See “Certain Fund-Specific Considerations” below for a discussion regarding certain factors considered by the Trustees relating specifically to the Fund.) In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC and any sub-advisors furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2006. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2006.

In spring 2007, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Keil Fiduciary Strategies LLC (“Keil”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Keil. The Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding, among other things, brokerage practices of the funds, the use of derivatives by the funds, strategic

26

ADDITIONAL INFORMATION (unaudited) continued

planning for the funds, analyst and research support available to the portfolio management teams, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2006, and recent changes in compliance personnel at EIMC, including the appointment of a new Chief Compliance Officer for the funds.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed

27

ADDITIONAL INFORMATION (unaudited) continued

the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds generally and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities, LLC, an affiliate of EIMC, from transactions effected by it for the funds. The Trustees also noted that the funds pay sub-transfer agency fees to various financial institutions who hold fund shares in omnibus accounts, and that Wachovia Securities, LLC and its affiliates receive such payments from the funds in respect of client accounts they hold in omnibus arrangements, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. They also considered that Wachovia Securities, LLC and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through it. The Trustees also noted that an affiliate of EIMC receives compensation for serving as a securities lending agent for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates generally provide a comprehensive investment management service to the funds. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were

28

ADDITIONAL INFORMATION (unaudited) continued

appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive.

Certain Fund-specific considerations. With respect to the Evergreen money market funds, the Trustees noted that they were satisfied with Evergreen’s commitment to the money market fund business and noted that the profitability figures the Trustees had been provided did not necessarily reflect the risk, and ultimately the potential cost, associated with the sponsorship of the money market funds. They noted specifically Wachovia’s recent purchase of securities from certain of the funds and its willingness to support the money market funds during the recent credit crisis.

The Trustees noted that, for the one-, three-, and five-year periods ended December 31, 2006, the Fund’s Class A shares had underperformed the Fund’s benchmark index, the Merrill Lynch Three-Month U.S. Treasury Bill Index, but had outperformed a majority of the mutual funds against which the Trustees compared the Fund’s performance.

The Trustees noted that the management fee paid by the Fund was higher than the management fees paid by most of the other mutual funds against which the Trustees compared the Fund’s management fee, but noted that the level of profitability realized by EIMC in respect of the fee did not appear excessive.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

29

ADDITIONAL INFORMATION (unaudited) continued

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

30

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31

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Chairman of the Finance Committee, Member of the Executive Committee, and Former
DOB: 10/23/1938	Treasurer, Cambridge College
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix
Trustee	Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington
DOB: 2/14/1939	Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former
Term of office since: 1983	Director, Lincoln Educational Services
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 53 portfolios as of 12/31/2007)

Carol A. Kosel[1]	Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice
Trustee	President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer,
DOB: 12/25/1963	Vestaur Securities Fund
Term of office since: 2008
Other directorships: None

Gerald M. McDonnell	Former Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1988	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M
Trustee	Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications);
DOB: 9/19/1941	Former Consultant, AESC (The Association of Executive Search Consultants)
Term of office since: 1982
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.
Trustee
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC;
Treasurer	Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President,
DOB: 2/5/1974	Evergreen Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30, 2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 93 Evergreen funds as of December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

565216 rv5 03/2008

Pennsylvania Municipal Money Market Fund

Evergreen

PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

Annual Report
as of January 31, 2008

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
16	STATEMENT OF ASSETS AND LIABILITIES
17	STATEMENT OF OPERATIONS
18	STATEMENTS OF CHANGES IN NET ASSETS
19	NOTES TO FINANCIAL STATEMENTS
24	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
25	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

March 2008

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Annual Report for Evergreen Pennsylvania Municipal Money Market Fund for the twelve-month period ended January 31, 2008.

Investors in capital markets faced an increasingly challenging environment over the twelve-month period ended January 31, 2008. Problems in the housing and subprime mortgage markets led to a tightening of credit, which in turn contributed to widening fears of a dramatic deceleration in the economy’s expansion. Faced with these concerns, fixed income investors sought out the highest-quality securities and avoided credit risk. Longer-maturity Treasuries outperformed other sectors, while the prices of corporate bonds and many asset-backed securities fell as the yield spreads between Treasuries and lower-rated securities widened. At the same time, equity prices were undermined by the combination of weaker economic growth and disappointing profits. In this environment, the price of gold surged while the dollar remained weak.

The U.S. economy exhibited increasing signs of weakness in the latter half of 2007 and the first month of 2008 after experiencing solid growth early in 2007. Although housing and credit-related concerns began weighing on investor sentiment early in the year, the economy’s growth trajectory continued to be supported early in 2007 by the combination of solid trends in employment, income, investment and export trends. That began to change in the latter months of 2007, however, as each of these pillars of support began to weaken.

1

LETTER TO SHAREHOLDERS continued

Growth in Gross Domestic Product rose by just 0.6% during the final quarter of 2007 as economic output slowed because of a sharp reduction in business inventories. The rate of corporate earnings growth, meanwhile, declined over the second half of 2007. Payrolls dropped by 17,000 in January 2008, contributing to growing concerns about the outlook for consumer spending, which accounts for up to 70% of economic output. Faced with growing evidence of the economy’s deceleration, the Federal Reserve Board (the “Fed”) began to focus more on stimulating growth and less on watching inflation. The Fed cut the target fed funds rate from 5.25% to 4.25% during the last four months of 2007 and then slashed the rate by an additional 1.25% in two separate actions within just eight days of each other in January 2008. Also in early 2008, Congress passed, and President Bush signed, a $168 billion fiscal stimulus bill that contained rebates for taxpayers, tax breaks for businesses and additional assistance for Social Security recipients and disabled veterans.

Over the twelve-month period ended January 31, 2008, the management teams of Evergreen’s money market funds held to their discipline, seeking competitive income through investments in high-quality, short-term securities while retaining an emphasis on capital preservation.

We believe the experiences in the investment markets during the past twelve months have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

2

LETTER TO SHAREHOLDERS continued

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the Financial Industry Regulatory Authority (FINRA).

3

FUND AT A GLANCE

as of January 31, 2008

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• Mathew M. Kiselak†

• Ladson Hart

PERFORMANCE AND RETURNS*

Portfolio inception date: 8/15/1991

	Class A	Class S	Class I
Class inception date	8/22/1995	6/30/2000	8/15/1991

Nasdaq symbol	EPPXX	N/A	EPAXX

Average annual return

1-year	2.97%	2.66%	3.28%

5-year	1.79%	1.48%	2.09%

10-year	2.18%	1.94%	2.40%

7-day annualized yield	2.21%	1.91%	2.51%

30-day annualized yield	2.37%	2.07%	2.67%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Class S. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Class S prior to its inception is based on the performance of Class I, the original class offered. The historical returns for Class S have not been adjusted to reflect the effect of its 12b-1 fee. The fund incurs 12b-1 fees of 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class S would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

† Effective December 10, 2007, Mr. Kiselak replaced Diane C. Beaver as lead portfolio manager of the fund.

4

FUND AT A GLANCE continued

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) to certain mutual fund wrap program clients of Wachovia Securities and of third-party broker/dealers when purchased through a clearing relationship with Wachovia Securities or an affiliate providing mutual fund clearing services, (3) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (4) to certain institutional investors, and (5) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class S shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund’s distributor.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

Yields are based on net investment income for the stated periods and annualized.

All data is as of January 31, 2008, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2007 to January 31, 2008.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	8/1/2007	1/31/2008	Period*

Actual
Class A	$ 1,000.00	$ 1,014.61	$ 4.11
Class S	$ 1,000.00	$ 1,013.07	$ 5.63
Class I	$ 1,000.00	$ 1,016.13	$ 2.59
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,021.12	$ 4.13
Class S	$ 1,000.00	$ 1,019.61	$ 5.65
Class I	$ 1,000.00	$ 1,022.63	$ 2.60

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.81% for Class A, 1.11% for Class S and 0.51% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

		Year Ended January 31,

CLASS A	2008	2007	2006	2005	2004

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.03	0.03	0.02	0.01	0.01

Distributions to shareholders from
Net investment income	(0.03)	(0.03)	(0.02)	(0.01)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	2.97%	2.83%	1.92%	0.71%	0.52%

Ratios and supplemental data
Net assets, end of period (millions)	$ 20	$ 18	$ 37	$ 26	$ 32
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.82%	0.82%	0.83%	0.81%	0.81%
Expenses excluding waivers/reimbursements and expense reductions	0.82%	0.82%	0.83%	0.84%	0.81%
Net investment income (loss)	2.91%	2.79%	1.94%	0.70%	0.53%

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

		Year Ended January 31,

CLASS S	2008	2007	2006	2005	2004

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.03	0.02	0.02	0	0

Distributions to shareholders from
Net investment income	(0.03)	(0.02)	(0.02)	0[1]	0[1]

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	2.66%	2.53%	1.62%	0.41%	0.23%

Ratios and supplemental data
Net assets, end of period (millions)	$ 158	$ 114	$ 109	$ 62	$ 71
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.12%	1.12%	1.13%	1.11%	1.11%
Expenses excluding waivers/reimbursements and expense reductions	1.12%	1.12%	1.13%	1.14%	1.12%
Net investment income (loss)	2.60%	2.50%	1.63%	0.41%	0.23%

1 Amount represents less than $0.005 per share.

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

		Year Ended January 31,

CLASS I	2008	2007	2006	2005	2004

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.03	0.03	0.02	0.01	0.01

Distributions to shareholders from

Net investment income	(0.03)	(0.03)	(0.02)	(0.01)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	3.28%	3.14%	2.23%	1.01%	0.83%

Ratios and supplemental data
Net assets, end of period (millions)	$ 99	$ 63	$ 75	$ 66	$ 76
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.52%	0.52%	0.53%	0.51%	0.51%
Expenses excluding waivers/reimbursements and expense reductions	0.52%	0.52%	0.53%	0.54%	0.51%
Net investment income (loss)	3.21%	3.10%	2.18%	0.98%	0.81%

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

January 31, 2008

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 94.1%
AIRPORT 2.4%
Allegheny Cnty., PA Arpt. RRB, Pittsburgh Intl. Arpt., Ser. 1997 A-1, 5.75%,
01/01/2009, (Insd. by MBIA)	$2,175,000	$2,223,540
Springfield, IL Arpt. Auth. RB, Allied-Signal, Inc. Proj., 2.30%, VRDN, (Gtd. by
Honeywell Intl., Inc.)	4,375,000	4,375,000

		6,598,540

CONTINUING CARE RETIREMENT COMMUNITY 0.5%
South Central Pennsylvania Gen. Auth. RB, York Cnty. Cerebral Palsy Proj., 2.30%,
VRDN, (LOC: Fulton Finl. Corp.)	1,445,000	1,445,000

EDUCATION 11.4%
ABN AMRO Munitops Cert. Trust RB, Ser. 2003-14, 2.65%, VRDN, (Insd. by FGIC
& LOC: Bank of America Corp.)	6,600,000	6,600,000
Allegheny Cnty., PA IDA RB, Pressley Ridge Sch. Proj., Ser. 2002, 2.31%, VRDN,
(LOC: Natl. City Corp.)	2,225,000	2,225,000
Delaware Cnty., PA Auth. RB, Eastern Colllege, Ser. A, 2.17%, VRDN, (LOC: Allied
Irish Banks plc)	2,870,000	2,870,000
Lancaster, PA IDA RB, Student Lodging, Ser. A, 2.30%, VRDN, (LOC: Fulton Finl.
Corp.)	3,125,000	3,125,000
Latrobe, PA IDA RB, Greensburg Diocese, 2.19%, VRDN, (LOC: Allied Irish Banks plc)	1,290,000	1,290,000
Pennsylvania Higher Edl. Facs. Auth. RB:
Honeysuckle Student Housing, Ser. A, 2.23%, VRDN, (LOC: Allied Irish
Banks plc)	1,070,000	1,070,000
Ser. 1412, 3.42%, VRDN, (Insd. by MBIA & Liq.: Morgan Stanley)	3,360,500	3,360,500
Philadelphia, PA Sch. Dist. RB, Ser. 345, 2.27%, VRDN, (Liq.: Morgan Stanley)	2,840,000	2,840,000
Washington Cnty., PA RRB, Univ. of Pennsylvania, 2.05%, VRDN, (Gtd. by Univ. of
Pennsylvania)	8,150,000	8,150,000

		31,530,500

GENERAL OBLIGATION - LOCAL 9.1%
Bethlehem, PA Sch. Dist. GO, Ser. 2007, 2.23%, VRDN, (Insd. by FSA & SPA:
Dexia Credit Local)	8,995,000	8,995,000
Central York, PA Sch. Dist. GO, Ser. A, 2.22%, VRDN, (Insd. by FSA & SPA: RBC
Centura)	6,500,000	6,500,000
East Stroudsburg, PA Area Sch. Dist. Putters GO, Ser. 2305, 3.45%, VRDN, (LOC:
JPMorgan Chase & Co.)	9,700,000	9,700,000

		25,195,000

GENERAL OBLIGATION - STATE 2.3%
Pennsylvania GO MSTR, 2.35%, VRDN, (LOC: JPMorgan Chase & Co.)	1,345,000	1,345,000
Pennsylvania GO MTC, Ser. 2000-110, Class A, 2.15%, VRDN, (Liq.: Bear Stearns
Cos.) 144A	5,120,000	5,120,000

		6,465,000

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

January 31, 2008

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL 8.9%
Lancaster, PA Muni. Auth. RB, Ephrata Cmnty. Hosp. Proj., 2.27%, VRDN, (LOC:
Fulton Finl. Corp.)	$1,900,000	$1,900,000
Merrill Lynch Puttable Option Tax-Exempt Receipts, Ser. 385, 3.00%, VRDN, (Liq.:
Merrill Lynch & Co., Inc.)	5,000,000	5,000,000
Pennsylvania Higher Edl. Facs. & Hosp. Auth. RB, 2.50%, VRDN, (LOC: Lloyds TSB
Group plc)	12,775,000	12,775,000
Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RRB, Children’s Hosp. Proj., Ser. A,
1.87%, VRDN, (SPA: JPMorgan Chase & Co.)	500,000	500,000
Somerset Cnty., PA Hosp. Auth. IDRB, Somerset Cmnty. Hosp. Proj., Ser. A, 3.75%,
VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	4,435,000	4,435,000

		24,610,000

HOUSING 6.5%
Allegheny Cnty., PA Residential Fin. Auth. Mtge. SFHRB, Ser. 2005 SS, 2.21%,
VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	4,585,000	4,585,000
Class B Revenue Bond Cert. Trust, Ser. 2001-01, 2.42%, VRDN, (Liq.: American
Intl. Group, Inc.)	2,648,000	2,648,000
Lancaster, PA IDA RB, Davco Family Proj., Class A, 2.40%, VRDN, (LOC: Fulton
Finl. Corp.)	1,155,000	1,155,000
Merrill Lynch Puttable Option Tax-Exempt Receipts:
Class A, 5.30%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	8,000,000	8,000,000
Class I, 2.35%, VRDN, (Liq.: Lloyds TSB Group plc)	1,275,000	1,275,000
Simi Valley, CA MHRB, 2.12%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	400,000	400,000

		18,063,000

INDUSTRIAL DEVELOPMENT REVENUE 20.3%
Allegheny Cnty., PA IDA RRB, Mine Safety Appliances Co. Proj., Ser. 1991, 2.25%,
VRDN, (LOC: JPMorgan Chase & Co.)	1,000,000	1,000,000
Blair Cnty., PA IDA RB, CCK, Inc. Proj., 2.40%, VRDN, (LOC: Fulton Finl. Corp.)	1,700,000	1,700,000
Butler Cnty., PA IDRB, Mine Safety Appliances Co.:
Ser. 1992-A, 2.30%, VRDN, (LOC: JPMorgan Chase & Co.)	3,000,000	3,000,000
Ser. 1992-B, 2.30%, VRDN, (LOC: JPMorgan Chase & Co.)	1,000,000	1,000,000
Butler Cnty., PA IDRRB, Mine Safety Appliances Co., Ser. 1991, 2.25%, VRDN,
(LOC: JPMorgan Chase & Co.)	1,000,000	1,000,000
Chester Cnty., PA IDRB:
KAC III Realty Corp. Proj., Ser. A, 2.26%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,500,000	1,500,000
YMCA Brandywine Proj., Ser. 2007, 2.25%, VRDN, (LOC: Fulton Finl. Corp.)	5,500,000	5,500,000
Cumberland Cnty., PA IDA RB, Lane Enterprises, Inc. Proj., 2.26%, VRDN, (LOC:
PNC Finl. Svcs. Group, Inc.)	1,575,000	1,575,000
East Hempfield, PA IDA RB, BGT Realty Proj., 2.35%, VRDN, (LOC: Fulton Finl.
Corp.)	2,700,000	2,700,000
Franconia Township, PA IDA RB, Asher’s Chocolates Proj., Ser. A, 2.45%, VRDN,
(LOC: Commerce Bank, NA)	2,720,000	2,720,000
Jefferson Cnty., PA IDA RB, Brookville Equipment Corp. Proj., 3.31%, VRDN, (Insd.
by Fifth Third Bank)	4,500,000	4,500,000

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

January 31, 2008

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Jenkins, MN IDRB, Pequot Tool & Manufacturing, Inc., Proj., 2.40%, VRDN, (LOC:
Wells Fargo & Co.)	$2,470,000	$2,470,000
Lancaster, PA IDA RB:
Purple Cow Partners, LLC Proj., 4.00%, VRDN, (LOC: First Tennessee Bank)	2,400,000	2,400,000
RIS Paper Co. Proj., 2.26%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,565,000	1,565,000
Montgomery Cnty., PA IDA RB, Vari Corp. Proj., Ser. C, 3.68%, VRDN, (LOC: M&T
Bank Corp.)	430,000	430,000
Pennsylvania EDFA RB:
Computer Components Proj., Ser. G-3, 2.22%, VRDN, (LOC: PNC Finl. Svcs.
Group, Inc.)	200,000	200,000
Crawford Cnty. Properties, Ser. 2001-B2, 2.22%, VRDN, (LOC: PNC Finl. Svcs.
Group, Inc.)	700,000	700,000
Del Grosso Foods, Inc. Proj., Ser. G-6, 2.22%, VRDN, (LOC: PNC Finl. Svcs.
Group, Inc.)	650,000	650,000
Donald Bernstein Proj.:
Ser. 2000-H3, 2.22%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	800,000	800,000
Ser. C-5, 2.22%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,900,000	1,900,000
EPT Associates Proj., Ser. B-5, 2.22%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	700,000	700,000
First Street Partners Proj., Ser. H-4, 2.22%, VRDN, (LOC: PNC Finl. Svcs.
Group, Inc.)	1,000,000	1,000,000
Fitzpatrick Container Corp., Ser. A-1, 2.22%, VRDN, (LOC: PNC Finl. Svcs.
Group, Inc.)	2,600,000	2,600,000
Ganflec Corp. Proj., Ser. E, 2.26%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,500,000	1,500,000
Hamill Manufacturing Co. Proj., Ser. H-6, 2.22%, VRDN, (LOC: PNC Finl. Svcs.
Group, Inc.)	200,000	200,000
Johnston Welding & Fabric, Ser. B-1, 2.22%, VRDN, (LOC: PNC Finl. Svcs.
Group, Inc.)	600,000	600,000
JT Properties Proj., Ser. 2001-B1, 2.22%, VRDN, (LOC: PNC Finl. Svcs. Group,
Inc.)	400,000	400,000
Moosic Realty Partners, LP Proj., Ser. A-1, 2.22%, VRDN, (LOC: PNC Finl. Svcs.
Group, Inc.)	700,000	700,000
O’Neill Family, LLC, Ser. B-8, 2.22%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,600,000	1,600,000
Sage Properties, LLC Proj., Ser. G12, 2.22%, VRDN, (LOC: PNC Finl. Svcs.
Group, Inc.)	400,000	400,000
Philadelphia, PA Auth. IDRB, 1100 Walnut Associates Proj., 3.11%, VRDN, (LOC:
PNC Finl. Svcs. Group, Inc.)	1,300,000	1,300,000
Schuylkill Cnty., PA IDA RB, Highwood USA Proj., Ser. 2007, 2.32%, VRDN, (LOC:
Citizens Bank)	2,000,000	2,000,000
Westmoreland Cnty., PA IDA RB, White Consolidated Inds., Inc. Proj., 4.02%,
02/27/2008, (SPA: Bank of Nova Scotia)	5,875,000	5,875,000

		56,185,000

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

January 31, 2008

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
LEASE 4.1%
Branch Bank & Trust Co., Muni. Trust Floater RB, Ser. 1006, 2.38%, VRDN, (LOC:
Branch Bank & Trust Co.)	$1,860,000	$1,860,000
Midway, CA Sch. Dist. COP, Refinancing Proj., Ser. 2000, 2.25%, VRDN, (LOC:
Union Bank of California)	1,405,000	1,405,000
Pennslyvania Pub. Sch. Bld. Auth. Lease RB, Ser. 2061, 2.28%, VRDN, (Insd. by
FSA & LOC: Branch Bank & Trust Co.)	7,980,000	7,980,000

		11,245,000

MISCELLANEOUS REVENUE 9.3%
Beaver Cnty., PA Env. Impt. IDA RB, BASF Corp. Proj., 2.07%, VRDN, (Gtd. by
BASF Corp.)	4,100,000	4,100,000
Decatur, AL Indl. Dev. Board Solid Waste Disposal RB, Amoco Chemical Co. Proj.,
Ser. 1995, 1.87%, VRDN, (Gtd. by BP plc)	1,600,000	1,600,000
Gulf Coast, TX IDA Env. Facs. RB, Citgo Petroleum Corp. Proj., Ser. 2001, 1.87%,
VRDN, (LOC: Bank of New York Mellon Corp.)	500,000	500,000
Gulf Coast, TX Waste Disposal Auth. PCRRB, Exxon Mobil Proj., Ser. 1989, 1.89%,
VRDN, (Gtd. by Exxon Mobil Corp.)	700,000	700,000
Indiana Bond Bank RB, Advance Funding Program Notes, Ser. A, 3.00%,
01/30/2009, (LOC: Bank of New York Mellon Corp.)	10,000,000	10,087,859
Lancaster, PA IDA RB, Student Lodging, Inc. Proj., 2.30%, VRDN, (LOC: Fulton Finl.
Corp.)	2,500,000	2,500,000
Merrill Lynch Puttable Option Tax-Exempt Receipts:
Ser. EC-001, 2.75%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	100,000	100,000
Ser. EC-002, 2.35%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	69,000	69,000
Pennsylvania EDFA IDRB, Babcock & Wilcox Co., Ser. A-2, 2.39%, VRDN, (LOC:
PNC Finl. Svcs. Group, Inc.)	4,400,000	4,400,000
West Baton Rouge, LA IDRB, Dow Chemical Co. Proj., Ser. 1995, 1.95%, VRDN,
(Gtd. by Dow Chemical Co.)	1,600,000	1,600,000

		25,656,859

PORT AUTHORITY 0.7%
Pennsylvania EDFA RB, Port of Pittsburgh Commission, Ser. G-10, 2.22%, VRDN,
(LOC: PNC Finl. Svcs. Group, Inc.)	2,000,000	2,000,000

RESOURCE RECOVERY 5.2%
Pennsylvania Energy Dev. Auth. RB, B&W Ebensburg Proj., 2.20%, VRDN, (LOC:
Landesbank Hessen)	3,590,000	3,590,000
Washington Cnty., PA Solid Waste Disposal IDRB, American Iron Oxide Co. Proj.,
2.65%, VRDN, (Liq.: Bank of Tokyo)	10,700,000	10,700,000

		14,290,000

SPECIAL TAX 6.3%
Puerto Rico Cmnwlth. Hwy. & Trans. Auth. RB, Macon Trust, Ser. M, 3.30%, VRDN,
(LOC: Bank of America Corp. & Insd. by FGIC)	12,780,000	12,780,000
Puerto Rico Sales Tax Fin. Corp. RB, Ser. 2006-1989, 2.28%, VRDN, (Gtd. by &
Liq.: Morgan Stanley)	4,500,000	4,500,000

		17,280,000

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

January 31, 2008

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
UTILITY 4.6%
Delaware EDA RB, Delmarva Power & Light Co. Proj., 2.29%, VRDN, (Gtd. by
Delmarva Power & Light Co.)	$2,000,000	$2,000,000
Indiana Cnty., PA IDA PCRRB, Exelon Generation, Ser. A, 2.11%, VRDN, (LOC: BNP
Paribas)	800,000	800,000
Mobile, AL IDRB, Alabama Power Co., Barry Plant Proj., Ser. B, 1.91%, VRDN, (Gtd.
by Alabama Power Co.)	800,000	800,000
New Hampshire Business Fin. Auth. PCRRB, The United Illuminating Co. Proj.,
Ser. A, 3.90%, 12/01/2008, (Insd. by AMBAC)	3,000,000	3,000,000
Puerto Rico Elec. Power Auth. RB, ROC RR-II-R-637CE, 2.28%, VRDN, (Liq.:
Citigroup, Inc.)	6,000,000	6,000,000
Sweetwater Cnty., WY Env. Impt. RB, Pacificorp Proj., Ser. 1995, 2.00%, VRDN,
(LOC: Barclays plc)	200,000	200,000

		12,800,000

WATER & SEWER 2.5%
Pennsylvania EDFA Solid Waste Disposal RB, Ser. V, 2.32%, VRDN, (LOC: Bank of
America Corp.)	4,495,000	4,495,000
Pennsylvania EDFA Wastewater Treatment RRB, Sunoco, Inc. Proj., 2.44%,
VRDN, (Gtd. by Sunoco, Inc.)	1,300,000	1,300,000
Pittsburgh, PA Water & Sewer Auth. RB, Ser. 346, 2.27%, VRDN, (Liq.: Morgan
Stanley)	995,000	995,000

		6,790,000

Total Investments (cost $260,153,899) 94.1%		260,153,899
Other Assets and Liabilities 5.9%		16,448,750

Net Assets 100.0%		$276,602,649

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
VRDN	Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at January 31, 2008.

Certain obligations held in portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest reset date or final maturity. These enhancements may include: letters of credit, liquidity guarantees, security purchase agreements, tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both security and market risk.

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

January 31, 2008

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IDRRB	Industrial Development Refunding Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MSTR	Municipal Securities Trust Receipt
MTC	Municipal Trust Certificates
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SPA	Securities Purchase Agreement

The following table shows the percent of total investments by geographic location as of January 31, 2008:

Pennsylvania	71.3%
Puerto Rico	8.9%
Indiana	3.9%
Massachusetts	3.1%
Illinois	1.7%
California	1.7%
Delaware	1.5%
New Hampshire	1.2%
Alabama	0.9%
Minnesota	0.9%
Louisiana	0.6%
Texas	0.5%
Wyoming	0.1%
Non-state specific	3.7%

100.0%

The following table shows the percent of total investments by credit quality as of January 31, 2008 (unaudited):

Tier 1	97.2%
Tier 2	2.8%

100.0%

The following table shows the percent of total investments by maturity as of January 31, 2008 (unaudited):

2-7 days	88.2%
8-60 days	1.7%
121-240 days	2.0%
241+ days	8.1%

100.0%

See Notes to Financial Statements

15

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2008

Assets
Investments at amortized cost	$260,153,899
Cash	16,667
Receivable for securities sold	15,567,011
Receivable for Fund shares sold	4,140
Interest receivable	1,096,258
Prepaid expenses and other assets	9,445

Total assets	276,847,420

Liabilities
Dividends payable	194,403
Advisory fee payable	2,725
Distribution Plan expenses payable	2,755
Due to other related parties	2,080
Trustees’ fees and expenses payable	13,240
Accrued expenses and other liabilities	29,568

Total liabilities	244,771

Net assets	$276,602,649

Net assets represented by
Paid-in capital	$276,595,031
Undistributed net investment income	7,618

Total net assets	$276,602,649

Net assets consists of
Class A	$20,292,808
Class S	157,771,110
Class I	98,538,731

Total net assets	$276,602,649

Shares outstanding (unlimited number of shares authorized)
Class A	20,286,867
Class S	157,765,495
Class I	98,544,404

Net asset value per share
Class A	$1.00
Class S	$1.00
Class I	$1.00

See Notes to Financial Statements

16

STATEMENT OF OPERATIONS

Year Ended January 31, 2008

Investment income
Interest	$8,653,356

Expenses
Advisory fee	838,078
Distribution Plan expenses
Class A	55,305
Class S	787,994
Administrative services fee	139,680
Transfer agent fees	49,758
Trustees’ fees and expenses	5,770
Printing and postage expenses	24,798
Custodian and accounting fees	68,150
Registration and filing fees	42,781
Professional fees	23,243
Other	8,321

Total expenses	2,043,878
Less: Expense reductions	(8,537)

Net expenses	2,035,341

Net investment income	6,618,015

Net realized gains on investments	32,604

Net increase in net assets resulting from operations	$6,650,619

See Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended January 31,

	2008		2007

Operations
Net investment income		$6,618,015		$5,654,627
Net realized gains on investments		32,604		1,284

Net increase in net assets resulting
from operations		6,650,619		5,655,911

Distributions to shareholders from
Net investment income
Class A		(538,748)		(913,976)
Class S		(3,429,280)		(2,993,297)
Class I		(2,675,564)		(1,748,158)

Total distributions to shareholders		(6,643,592)		(5,655,431)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	44,381,110	44,381,110	72,317,458	72,317,458
Class S	1,197,100,249	1,197,100,249	987,230,681	987,230,681
Class I	196,011,264	196,011,264	123,232,872	123,232,872

		1,437,492,623		1,182,781,011

Net asset value of shares issued in
reinvestment of distributions
Class A	536,530	536,530	910,593	910,593
Class S	3,429,280	3,429,280	2,993,297	2,993,297
Class I	323,239	323,239	194,197	194,197

		4,289,049		4,098,087

Payment for shares redeemed
Class A	(42,803,870)	(42,803,870)	(92,474,349)	(92,474,349)
Class S	(1,156,280,498)	(1,156,280,498)	(985,768,503)	(985,768,503)
Class I	(160,312,289)	(160,312,289)	(135,908,373)	(135,908,373)

		(1,359,396,657)		(1,214,151,225)

Net increase (decrease) in net assets
resulting from capital share
transactions		82,385,015		(27,272,127)

Total increase (decrease) in net assets		82,392,042		(27,271,647)
Net assets
Beginning of period		194,210,607		221,482,254

End of period		$276,602,649		$194,210,607

Undistributed net investment income		$7,618		$591

See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Pennsylvania Municipal Money Market Fund (the “Fund”) is a non-diversified series of Evergreen Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class S and Class I shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

19

NOTES TO FINANCIAL STATEMENTS continued

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. During the year ended January 31, 2008, the following amounts were reclassified:

Undistributed net investment income	$ 32,604

Accumulated net realized gains on investments	(32,604)

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.36% and declining to 0.24% as average daily net assets increase. For the year ended January 31, 2008, the advisory fee was equivalent to 0.36% of the Fund’s average daily net assets.

Effective January 1, 2008, EIMC replaced Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, as the administrator to the Fund upon the assignment of the Fund’s Administrative Services Agreement from EIS to EIMC. There were no changes to the services being provided or fees being paid by the Fund. The administrator provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund, starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

20

NOTES TO FINANCIAL STATEMENTS continued

4. DISTRIBUTION PLANS

EIS serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 0.60% of the average daily net assets for Class S shares.

5. INVESTMENT TRANSACTIONS

On January 31, 2008, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

The Fund’s income and excise tax returns and all financial records supporting those returns are subject to examination by the federal, Massachusetts and Delaware revenue authorities for all taxable years beginning after January 31, 2004.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended January 31, 2008, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of January 31, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed	Temporary
Exempt-Interest	Book/Tax
Income	Differences

$213,528	$(205,910)

Additionally, short-term capital gains are considered ordinary income for income tax purposes. The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.

The tax character of distributions paid was as follows:

	Year Ended January 31,

	2008	2007

Ordinary Income	$ 35,064	$ 4,166
Exempt-Interest Income	6,604,518	5,651,265
Long-term Capital Gain	4,010	0

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

21

NOTES TO FINANCIAL STATEMENTS continued

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . During the year ended January 31, 2008, the Fund had no borrowings.

11. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and paid approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

22

NOTES TO FINANCIAL STATEMENTS continued

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

13. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

23

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Pennsylvania Municipal Money Market Fund, a series of the Evergreen Money Market Trust, as of January 31, 2008 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and finan-cial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2008 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Pennsylvania Municipal Money Market Fund as of January 31, 2008, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
March 25, 2008

24

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated long-term capital gain distributions of $4,010 for the fiscal year ended January 31, 2008.

For the fiscal year ended January 31, 2008, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, is 99.90% . The percentage of distributions subject to the federal alternative minimum tax and Pennsylvania state income tax will be reported to shareholders in January 2009.

25

ADDITIONAL INFORMATION (unaudited) continued

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2007, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen Pennsylvania Municipal Money Market Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. (See “Certain Fund-Specific Considerations” below for a discussion regarding certain factors considered by the Trustees relating specifically to the Fund.) In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC and any sub-advisors furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2006. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2006.

In spring 2007, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Keil Fiduciary Strategies LLC (“Keil”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Keil. The Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding, among other things, brokerage practices of the funds, the use of derivatives by the funds, strategic

26

ADDITIONAL INFORMATION (unaudited) continued

planning for the funds, analyst and research support available to the portfolio management teams, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2006, and recent changes in compliance personnel at EIMC, including the appointment of a new Chief Compliance Officer for the funds.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer

27

ADDITIONAL INFORMATION (unaudited) continued

mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds generally and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities, LLC, an affiliate of EIMC, from transactions effected by it for the funds. The Trustees also noted that the funds pay sub-transfer agency fees to various financial institutions who hold fund shares in omnibus accounts, and that Wachovia Securities, LLC and its affiliates receive such payments from the funds in respect of client accounts they hold in omnibus arrangements, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. They also considered that Wachovia Securities, LLC and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through it. The Trustees also noted that an affiliate of EIMC receives compensation for serving as a securities lending agent for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates generally provide a comprehensive investment management service to the funds. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were

28

ADDITIONAL INFORMATION (unaudited) continued

appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive.

Certain Fund-specific considerations. With respect to the Evergreen money market funds, the Trustees noted that they were satisfied with Evergreen’s commitment to the money market fund business and noted that the profitability figures the Trustees had been provided did not necessarily reflect the risk, and ultimately the potential cost, associated with the sponsorship of the money market funds. They noted specifically Wachovia’s recent purchase of securities from certain of the funds and its willingness to support the money market funds during the recent credit crisis.

The Trustees noted that, for the one-, three-, five-, and ten-year periods ended December 31, 2006, the Fund’s Class A shares had underperformed the Fund’s benchmark index, the Merrill Lynch Three-Month U.S. Treasury Bill Index. The Trustees also noted that the Fund’s Class A shares had outperformed a majority of the mutual funds against which the Trustees had compared the Fund’s performance for the one- and three-year periods ended December 31, 2006.

The Trustees noted that the management fee paid by the Fund was higher than the management fees paid by most of the other mutual funds against which the Trustees compared the Fund’s management fee, but noted that the level of profitability realized by EIMC in respect of the fee did not appear excessive.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

29

ADDITIONAL INFORMATION (unaudited) continued

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

30

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31

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Chairman of the Finance Committee, Member of the Executive Committee, and Former
DOB: 10/23/1938	Treasurer, Cambridge College
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix
Trustee	Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington
DOB: 2/14/1939	Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former
Term of office since: 1983	Director, Lincoln Educational Services
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 53 portfolios as of 12/31/2007)

Carol A. Kosel[1]	Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice
Trustee	President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer,
DOB: 12/25/1963	Vestaur Securities Fund
Term of office since: 2008
Other directorships: None

Gerald M. McDonnell	Former Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1988	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M
Trustee	Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications);
DOB: 9/19/1941	Former Consultant, AESC (The Association of Executive Search Consultants)
Term of office since: 1982
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.
Trustee
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC;
Treasurer	Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President,
DOB: 2/5/1974	Evergreen Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30,
2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 93 Evergreen funds as of
December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen
Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $274 billion in assets as of December 31, 2007, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at **EvergreenInvestments.com**

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

DALBAR MUTUAL FUND SERVICE AWARD 2007

For the ninth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2007, Evergreen was ranked fifth overall out of 32 participating companies.

565212 rv5 03/2008

Evergreen Investments™
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

565212 rv5 03/2008

Evergreen Treasury Money Market Fund

Evergreen

TREASURY MONEY MARKET FUND

Annual Report
as of January 31, 2008

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
12	STATEMENT OF ASSETS AND LIABILITIES
13	STATEMENT OF OPERATIONS
14	STATEMENTS OF CHANGES IN NET ASSETS
15	NOTES TO FINANCIAL STATEMENTS
20	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
21	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

March 2008

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Annual Report for Evergreen Treasury Money Market Fund for the twelve-month period ended January 31, 2008.

Investors in capital markets faced an increasingly challenging environment over the twelve-month period ended January 31, 2008. Problems in the housing and subprime mortgage markets led to a tightening of credit, which in turn contributed to widening fears of a dramatic deceleration in the economy’s expansion. Faced with these concerns, fixed income investors sought out the highest-quality securities and avoided credit risk. Longer-maturity Treasuries outperformed other sectors, while the prices of corporate bonds and many asset-backed securities fell as the yield spreads between Treasuries and lower-rated securities widened. At the same time, equity prices were undermined by the combination of weaker economic growth and disappointing profits. In this environment, the price of gold surged while the dollar remained weak.

The U.S. economy exhibited increasing signs of weakness in the latter half of 2007 and the first month of 2008 after experiencing solid growth early in 2007. Although housing and credit-related concerns began weighing on investor sentiment early in the year, the economy’s growth trajectory continued to be supported early in 2007 by the combination of solid trends in employment, income, investment and export trends. That began to change in the latter months of 2007, however, as each of these pillars of support began to weaken.

1

LETTER TO SHAREHOLDERS continued

Growth in Gross Domestic Product rose by just 0.6% during the final quarter of 2007 as economic output slowed because of a sharp reduction in business inventories. The rate of corporate earnings growth, meanwhile, declined over the second half of 2007. Payrolls dropped by 17,000 in January 2008, contributing to growing concerns about the outlook for consumer spending, which accounts for up to 70% of economic output. Faced with growing evidence of the economy’s deceleration, the Federal Reserve Board (the “Fed”) began to focus more on stimulating growth and less on watching inflation. The Fed cut the target fed funds rate from 5.25% to 4.25% during the last four months of 2007 and then slashed the rate by an additional 1.25% in two separate actions within just eight days of each other in January 2008. Also in early 2008, Congress passed, and President Bush signed, a $168 billion fiscal stimulus bill that contained rebates for taxpayers, tax breaks for businesses and additional assistance for Social Security recipients and disabled veterans.

Over the twelve-month period ended January 31, 2008, the management teams of Evergreen’s money market funds held to their discipline, seeking competitive income through investments in high-quality, short-term securities while retaining an emphasis on capital preservation.

We believe the experiences in the investment markets during the past twelve months have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

2

LETTER TO SHAREHOLDERS continued

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the Financial Industry Regulatory Authority (FINRA).

3

FUND AT A GLANCE

as of January 31, 2008

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• J. Kellie Allen

• Bryan K. White, CFA

• Sheila Nye

PERFORMANCE AND RETURNS*

Portfolio inception date: 3/6/1991

	Class A	Class S	Class I
Class inception date	3/6/1991	6/30/2000	3/6/1991

Nasdaq symbol	ETAXX	N/A	ETYXX

Average annual return

1-year	4.12%	3.81%	4.43%

5-year	2.41%	2.12%	2.72%

10-year	3.09%	2.86%	3.40%

7-day annualized yield	1.76%	1.46%	2.06%

30-day annualized yield	2.75%	2.45%	3.05%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Class S. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Class S prior to its inception is based on the performance of Class A, one of the original classes offered along with Class I. The historical returns for Class S have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class S would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

FUND AT A GLANCE continued

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) to certain mutual fund wrap program clients of Wachovia Securities and of third-party broker/dealers when purchased through a clearing relationship with Wachovia Securities or an affiliate providing mutual fund clearing services, (3) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (4) to certain institutional investors, and (5) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class S shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund’s distributor.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Yields are based on net investment income for the stated periods and annualized.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

The yield will fluctuate and there can be no guarantee that the fund will achieve its objective.

All data is as of January 31, 2008, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2007 to January 31, 2008.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	8/1/2007	1/31/2008	Period*

Actual
Class A	$ 1,000.00	$ 1,018.21	$ 3.76
Class S	$ 1,000.00	$ 1,016.69	$ 5.29
Class I	$ 1,000.00	$ 1,019.75	$ 2.24
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,021.48	$ 3.77
Class S	$ 1,000.00	$ 1,019.96	$ 5.30
Class I	$ 1,000.00	$ 1,022.99	$ 2.24

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.74% for Class A, 1.04% for Class S and 0.44% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

		Year Ended January 31,

CLASS A	2008	2007	2006	2005	2004

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.04	0.04	0.03	0.01	0

Distributions to shareholders from
Net investment income	(0.04)	(0.04)	(0.03)	(0.01)	0[1]

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	4.12%	4.34%	2.58%	0.73%	0.38%

Ratios and supplemental data
Net assets, end of period (millions)	$ 261	$ 317	$ 482	$ 478	$ 525
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.73%	0.73%	0.72%	0.73%	0.75%
Expenses excluding waivers/reimbursements and expense reductions	0.73%	0.73%	0.72%	0.73%	0.75%
Net investment income (loss)	4.03%	4.20%	2.57%	0.72%	0.38%

1 Amount represents less than $0.005 per share.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

		Year Ended January 31,

CLASS S	2008	2007	2006	2005	2004

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.04	0.04	0.02	0	0

Distributions to shareholders from
Net investment income	(0.04)	(0.04)	(0.02)	0[1]	0[1]

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	3.81%	4.03%	2.28%	0.44%	0.11%

Ratios and supplemental data
Net assets, end of period (millions)	$ 539	$ 596	$ 922	$ 761	$ 856
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.03%	1.03%	1.02%	1.01%	1.02%
Expenses excluding waivers/reimbursements and expense reductions	1.03%	1.03%	1.02%	1.02%	1.05%
Net investment income (loss)	3.75%	3.91%	2.26%	0.43%	0.12%

1 Amount represents less than $0.005 per share.

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

		Year Ended January 31,

CLASS I	2008	2007	2006	2005	2004

Net asset value, beginning of period	$1.00	$1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.04	0.05	0.03	0.01	0.01

Distributions to shareholders from
Net investment income	(0.04)	(0.05)	(0.03)	(0.01)	(0.01)

Net asset value, end of period	$1.00	$1.00	$ 1.00	$ 1.00	$ 1.00

Total return	4.43%	4.65%	2.89%	1.03%	0.68%

Ratios and supplemental data
Net assets, end of period (millions)	$ 655	$ 943	$1,306	$1,145	$1,652
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.43%	0.43%	0.42%	0.43%	0.45%
Expenses excluding waivers/reimbursements and expense reductions	0.43%	0.43%	0.42%	0.43%	0.45%
Net investment income (loss)	4.39%	4.51%	2.87%	0.97%	0.66%

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

January 31, 2008

	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS 3.5%
U.S. Treasury Notes, 5.00%, 07/31/2008 (cost $50,718,254)	$50,000,000	$50,718,254

REPURCHASE AGREEMENTS ^^ 96.6%
ABN AMRO, Inc., Avg. rate of 2.08%, dated 01/28/2008, maturing 02/04/2008;
maturity value $80,032,333 (1) *	80,000,000	80,000,000
Barclays Capital, Inc., 1.70%, dated 01/31/2008, maturing 02/01/2008;
maturity value $104,297,769 (2)	104,292,844	104,292,844
Credit Suisse First Boston, LLC, Avg. rate of 2.09%, dated 01/28/2008,
maturing 02/04/2008; maturity value $80,032,444 (3) *	80,000,000	80,000,000
Deutsche Bank AG:
1.75%, dated 01/31/2008, maturing 02/01/2008; maturity value
$27,001,313 (4)	27,000,000	27,000,000
Avg. rate of 2.08%, dated 01/28/2008, maturing 02/04/2008; maturity value
$80,032,333 (4) *	80,000,000	80,000,000
Avg. rate of 2.96%, dated 01/28/2008, maturing 02/04/2008; maturity
value $80,046,111 (5) *	80,000,000	80,000,000
Greenwich Capital Markets, Inc., Avg. rate of 2.10%, dated 01/28/2008,
maturing 02/04/2008; maturity value $80,032,667 (6) *	80,000,000	80,000,000
HSBC Holdings plc:
1.90%, dated 01/31/2008, maturing 02/01/2008; maturity value
$28,001,478 (7)	28,000,000	28,000,000
Avg. rate of 2.09%, dated 01/28/2008, maturing 02/04/2008; maturity value
$80,032,556 (8) *	80,000,000	80,000,000
Lehman Brothers Holdings, Inc., Avg. rate of 2.09%, dated 01/28/2008, maturing
02/04/2008; maturity value $80,032,444 (9) *	80,000,000	80,000,000
Merrill Lynch & Co., Inc., Avg. rate of 2.04%, dated 01/28/2008,
maturing 02/04/2008; maturity value $80,031,778 (10) *	80,000,000	80,000,000
Morgan Stanley, Avg. rate of 2.06%, dated 01/28/2008, maturing 02/04/2008;
maturity value $110,044,000 (11) *	110,000,000	110,000,000
RBC Dain Rauscher Corp., Avg. rate of 2.21%, dated 01/28/2008,
maturing 02/04/2008; maturity value $180,077,500 (12) *	180,000,000	180,000,000
Societe Generale, 1.85%, dated 01/31/2008, maturing 02/01/2008; maturity
value $27,001,388 (13)	27,000,000	27,000,000
UBS AG:
Avg. rate of 2.05%, dated 01/28/2008, maturing 02/04/2008; maturity value
$105,041,854 (14) *	105,000,000	105,000,000
Avg. rate of 2.97%, dated 01/28/2008, maturing 02/04/2008; maturity value
$185,106,889 (15) *	185,000,000	185,000,000

Total Repurchase Agreements (cost $1,406,292,844)		1,406,292,844

Total Investments (cost $1,457,011,098) 100.1%		1,457,011,098
Other Assets and Liabilities (0.1%)		(1,958,961)

Net Assets 100.0%		$ 1,455,052,137

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

January 31, 2008

^^	Collateralized by:
	(1)	$55,090,000 TIPS, 2.00%, 01/15/2014, value including accrued interest is $66,380,269; $15,274,000 U.S.
Treasury Bills, 0.00%, 02/14/2008 to 05/29/2008, value is $15,220,142.
	(2)	$83,461,000 TIPS, 2.625% to 3.875%, 01/15/2009 to 07/15/2017, value including accrued interest is
$106,380,322.
	(3)	$67,710,000 TIPS, 2.00%, 01/15/2014, value including accrued interest is $81,601,700.
	(4)	$71,534,000 TIPS, 0.875% to 3.875%, 04/15/2010 to 04/15/2029, value including accrued interest is
$109,141,745. This collateral was allocated on a pro-rata split basis such that sufficient collateral was applied to the respective repurchase agreements.
	(5)	$200,304,065 GNMA, 5.35% to 7.00%, 11/15/2023 to 05/15/2047, value including accrued interest is
$81,600,000.
	(6)	$78,152,000 U.S. Treasury Notes, 4.00% to 4.50%, 06/15/2009 to 05/15/2017, value including accrued interest is
$81,603,713.
	(7)	$71,620,000 U.S. Treasury STRIPS, 0.00%, 11/15/2027, value is $28,561,340.
	(8)	$204,620,000 U.S. Treasury STRIPS, 0.00%, 11/15/2027, value is $81,600,410.
	(9)	$82,530,000 U.S. Treasury Bill, 0.00%, 07/31/2008, value is $81,604,010.
	(10)	$73,870,000 U.S. Treasury Note, 5.00%, 08/15/2011, value including accrued interest is $81,602,857.
	(11)	$268,593,000 U.S. Treasury STRIPS, 0.00%, 11/15/2026, value is $112,200,338.
	(12)	$3,400,000 U.S. Treasury Bills, 0.00%, 03/06/2008 to 04/17/2008, value is $3,390,585; $14,591,000 U.S.
Treasury Bonds, 4.50% to 8.75%, 08/15/2020 to 05/15/2037, value including accrued interest is $19,257,822;
$23,200,000 TIPS, 1.875% to 2.50%, 07/15/2013 to 01/15/2026, value including accrued interest is
$27,038,167; $125,453,000 U.S. Treasury Notes, 2.875% to 5.75%, 05/15/2008 to 11/15/2017, value including accrued interest is $133,833,061; $300,000 U.S. Treasury STRIPS, 0.00%, 02/15/2037, value is $81,234.
	(13)	$3,827,000 U.S. Treasury Bond, 7.125%, 02/15/2023, value including accrued interest is $5,129,331;
$21,142,000 U.S. Treasury Notes, 4.625% to 6.00%, 07/31/2009 to 08/15/2009, value including accrued interest is $22,411,436.
	(14)	$107,869,000 U.S. Treasury Bills, 0.00%, 05/01/2008 to 07/17/2008, value is $107,101,488.
	(15)	$614,322,473 GNMA, 5.00% to 7.50%, 11/20/2028 to 04/15/2035, value including accrued interest is
$188,700,338.

*	Variable rate repurchase agreement with rates which reset daily. The rate shown represents an average of the daily rates over the term of the agreement.

Summary of Abbreviations
GNMA	Government National Mortgage Association
STRIPS	Separately Traded Registered Interest and Principal Securities
TIPS	Treasury Inflation Protected Securities

The following table shows the percent of total investments by credit quality as of January 31, 2008 (unaudited):

Tier 1	100%

The following table shows the percent of total investments by maturity as of January 31, 2008 (unaudited):

1 day	12.8%
2-7 days	83.7%
121-240 days	3.5%

100%

See Notes to Financial Statements

11

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2008

Assets
Investments in securities	$50,718,254
Investments in repurchase agreements	1,406,292,844

Investments at amortized cost	1,457,011,098
Receivable for Fund shares sold	19,497
Interest receivable	329,797
Prepaid expenses and other assets	14,894

Total assets	1,457,375,286

Liabilities
Dividends payable	1,892,668
Payable for Fund shares redeemed	30,675
Advisory fee payable	12,358
Distribution Plan expenses payable	11,000
Due to other related parties	13,768
Trustees’ fees and expenses payable	278,466
Accrued expenses and other liabilities	84,214

Total liabilities	2,323,149

Net assets	$1,455,052,137

Net assets represented by
Paid-in capital	$1,456,220,370
Undistributed net investment income	63,080
Accumulated net realized losses on investments	(1,231,313)

Total net assets	$1,455,052,137

Net assets consists of
Class A	$261,485,251
Class S	539,007,081
Class I	654,559,805

Total net assets	$1,455,052,137

Shares outstanding (unlimited number of shares authorized)
Class A	261,872,924
Class S	539,400,568
Class I	655,197,635

Net asset value per share
Class A	$1.00
Class S	$1.00
Class I	$1.00

See Notes to Financial Statements

12

STATEMENT OF OPERATIONS

Year Ended January 31, 2008

Investment income
Interest	$73,719,379

Expenses
Advisory fee	4,767,122
Distribution Plan expenses
Class A	827,382
Class S	3,334,348
Administrative services fee	922,669
Transfer agent fees	368,844
Trustees’ fees and expenses	21,371
Printing and postage expenses	58,691
Custodian and accounting fees	356,095
Registration and filing fees	41,366
Professional fees	60,120
Other	57,959

Total expenses	10,815,967
Less: Expense reductions	(31,102)

Net expenses	10,784,865

Net investment income	62,934,514

Net increase in net assets resulting from operations	$62,934,514

See Notes to Financial Statements

13

STATEMENTS OF CHANGES IN NET ASSETS

		Year Ended January 31,

	2008		2007

Operations
Net investment income		$62,934,514		$96,631,011

Distributions to shareholders from
Net investment income
Class A		(11,066,783)		(15,015,489)
Class S		(20,820,411)		(32,386,414)
Class I		(31,006,068)		(49,228,210)

Total distributions to shareholders		(62,893,262)		(96,630,113)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	1,312,148,727	1,312,148,727	1,095,198,607	1,095,198,607
Class S	5,528,381,719	5,528,381,719	7,743,101,622	7,743,101,622
Class I	2,481,788,754	2,481,788,754	4,146,486,912	4,146,486,912

		9,322,319,200		12,984,787,141

Net asset value of shares issued in
reinvestment of distributions
Class A	3,818,997	3,818,997	3,175,377	3,175,377
Class S	20,820,411	20,820,411	32,386,414	32,386,414
Class I	1,546,005	1,546,005	1,569,919	1,569,919

		26,185,413		37,131,710

Payment for shares redeemed
Class A	(1,371,161,795)	(1,371,161,795)	(1,263,718,806)	(1,263,718,806)
Class S	(5,605,957,558)	(5,605,957,558)	(8,101,780,413)	(8,101,780,413)
Class I	(2,772,021,750)	(2,772,021,750)	(4,510,380,418)	(4,510,380,418)

		(9,749,141,103)		(13,875,879,637)

Net decrease in net assets resulting
from capital share transactions		(400,636,490)		(853,960,786)

Total decrease in net assets		(400,595,238)		(853,959,888)
Net assets
Beginning of period		1,855,647,375		2,709,607,263

End of period		$1,455,052,137		$1,855,647,375

Undistributed net investment income		$63,080		$21,828

See Notes to Financial Statements

14

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Treasury Money Market Fund (the “Fund”) is a diversified series of Evergreen Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class S and Class I shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

15

NOTES TO FINANCIAL STATEMENTS continued

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.31% and declining to 0.15% as average daily net assets increase. For the year ended January 31, 2008, the advisory fee was equivalent to 0.31% of the Fund’s average daily net assets.

Effective January 1, 2008, EIMC replaced Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, as the administrator to the Fund upon the assignment of the Fund’s Administrative Services Agreement from EIS to EIMC. There were no changes to the services being provided or fees being paid by the Fund. The administrator provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund, starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 0.60% of the average daily net assets for Class S shares.

16

NOTES TO FINANCIAL STATEMENTS continued

5. INVESTMENT TRANSACTIONS

On January 31, 2008, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

As of January 31, 2008, the Fund had $1,231,313 in capital loss carryovers for federal income tax purposes with $15,544 expiring in 2013 and $1,215,769 expiring in 2014.

The Fund’s income and excise tax returns and all financial records supporting those returns are subject to examination by the federal, Massachusetts and Delaware revenue authorities for all taxable years beginning after January 31, 2004.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended January 31, 2008, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of January 31, 2008 the components of distributable earnings on a tax basis were as follows:

Temporary
Undistributed	Capital Loss	Book/Tax
Ordinary Income	Carryovers	Differences

$ 2,222,235	$ 1,231,313	$ (2,159,155)

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.

The tax character of distributions paid was $62,893,262 and $96,630,113 of ordinary income for the years ended January 31, 2008 and January 31, 2007, respectively.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

17

NOTES TO FINANCIAL STATEMENTS continued

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . During the year ended January 31, 2008, the Fund had no borrowings.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and paid approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

18

NOTES TO FINANCIAL STATEMENTS continued

12. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

19

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Treasury Money Market Fund, a series of the Evergreen Money Market Trust, as of January 31, 2008 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These finan-cial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2008 by correspondence with the custodian or brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Treasury Money Market Fund as of January 31, 2008, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
March 25, 2008

20

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2007, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen Treasury Money Market Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. (See “Certain Fund-Specific Considerations” below for a discussion regarding certain factors considered by the Trustees relating specifically to the Fund.) In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC and any sub-advisors furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2006. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2006.

In spring 2007, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Keil Fiduciary Strategies LLC (“Keil”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Keil. The Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding,

21

ADDITIONAL INFORMATION (unaudited) continued

among other things, brokerage practices of the funds, the use of derivatives by the funds, strategic planning for the funds, analyst and research support available to the portfolio management teams, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2006, and recent changes in compliance personnel at EIMC, including the appointment of a new Chief Compliance Officer for the funds.

22

ADDITIONAL INFORMATION (unaudited) continued

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds generally and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities, LLC, an affiliate of EIMC, from transactions effected by it for the funds. The Trustees also noted that the funds pay sub-transfer agency fees to various financial institutions who hold fund shares in omnibus accounts, and that Wachovia Securities, LLC and its affiliates receive such payments from the funds in respect of client accounts they hold in omnibus arrangements, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. They also considered that Wachovia Securities, LLC and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through it. The Trustees also noted that an affiliate of EIMC receives compensation for serving as a securities lending agent for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates generally provide a comprehensive investment management service to the funds. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

23

ADDITIONAL INFORMATION (unaudited) continued

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive.

Certain Fund-specific considerations. With respect to the Evergreen money market funds, the Trustees noted that they were satisfied with Evergreen’s commitment to the money market fund business and noted that the profitability figures the Trustees had been provided did not necessarily reflect the risk, and ultimately the potential cost, associated with the sponsorship of the money market funds. They noted specifically Wachovia’s recent purchase of securities from certain of the funds and its willingness to support the money market funds during the recent credit crisis.

The Trustees noted that, for the one-, three-, five-, and ten-year periods ended December 31, 2006, the Fund’s Class A shares had underperformed the Fund’s benchmark index, the Merrill Lynch Three-Month U.S. Treasury Bill Index, but had outperformed a majority of the mutual funds against which the Trustees compared the Fund’s performance.

The Trustees noted that the management fee paid by the Fund was higher than the management fees paid by a majority of the other mutual funds against which the Trustees compared the Fund’s management fee, but noted that the level of profitability realized by EIMC in respect of the fee did not appear excessive.

24

ADDITIONAL INFORMATION (unaudited) continued

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

25

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26

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27

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Chairman of the Finance Committee, Member of the Executive Committee, and Former
DOB: 10/23/1938	Treasurer, Cambridge College
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix
Trustee	Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington
DOB: 2/14/1939	Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former
Term of office since: 1983	Director, Lincoln Educational Services
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 53 portfolios as of 12/31/2007)

Carol A. Kosel[1]	Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice
Trustee	President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer,
DOB: 12/25/1963	Vestaur Securities Fund
Term of office since: 2008
Other directorships: None

Gerald M. McDonnell	Former Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1988	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M
Trustee	Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications);
DOB: 9/19/1941	Former Consultant, AESC (The Association of Executive Search Consultants)
Term of office since: 1982
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.
Trustee
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC;
Treasurer	Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President,
DOB: 2/5/1974	Evergreen Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30,
2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 93 Evergreen funds as of
December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen
Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $274 billion in assets as of December 31, 2007, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at **EvergreenInvestments.com**

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

Dalbar Mutual Fund Service Award 2007

For the ninth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2007, Evergreen was ranked fifth overall out of 32 participating companies.

565214 rv5 03/2008

Evergreen Investments℠
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

565214rv5 3/2008

Evergreen U.S. Government Money Market Fund

Evergreen

U.S. GOVERNMENT MONEY MARKET FUND

Annual Report
as of January 31, 2008

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
11	STATEMENT OF ASSETS AND LIABILITIES
12	STATEMENT OF OPERATIONS
13	STATEMENTS OF CHANGES IN NET ASSETS
14	NOTES TO FINANCIAL STATEMENTS
19	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
20	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

March 2008

Dennis H. Ferro
President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Annual Report for Evergreen U.S. Government Money Market Fund for the twelve-month period ended January 31, 2008.

Investors in capital markets faced an increasingly challenging environment over the twelve-month period ended January 31, 2008. Problems in the housing and subprime mortgage markets led to a tightening of credit, which in turn contributed to widening fears of a dramatic deceleration in the economy’s expansion. Faced with these concerns, fixed income investors sought out the highest-quality securities and avoided credit risk. Longer-maturity Treasuries outperformed other sectors, while the prices of corporate bonds and many asset-backed securities fell as the yield spreads between Treasuries and lower-rated securities widened. At the same time, equity prices were undermined by the combination of weaker economic growth and disappointing profits. In this environment, the price of gold surged while the dollar remained weak.

The U.S. economy exhibited increasing signs of weakness in the latter half of 2007 and the first month of 2008 after experiencing solid growth early in 2007. Although housing and credit-related concerns began weighing on investor sentiment early in the year, the economy’s growth trajectory continued to be supported early in 2007 by the combination of solid trends in employment, income, investment and export trends. That began to change in the latter months of 2007, however, as each of these pillars of support began to weaken.

1

LETTER TO SHAREHOLDERS continued

Growth in Gross Domestic Product rose by just 0.6% during the final quarter of 2007 as economic output slowed because of a sharp reduction in business inventories. The rate of corporate earnings growth, meanwhile, declined over the second half of 2007. Payrolls dropped by 17,000 in January 2008, contributing to growing concerns about the outlook for consumer spending, which accounts for up to 70% of economic output. Faced with growing evidence of the economy’s deceleration, the Federal Reserve Board (the “Fed”) began to focus more on stimulating growth and less on watching inflation. The Fed cut the target fed funds rate from 5.25% to 4.25% during the last four months of 2007 and then slashed the rate by an additional 1.25% in two separate actions within just eight days of each other in January 2008. Also in early 2008, Congress passed, and President Bush signed, a $168 billion fiscal stimulus bill that contained rebates for taxpayers, tax breaks for businesses and additional assistance for Social Security recipients and disabled veterans.

Over the twelve-month period ended January 31, 2008, the management teams of Evergreen’s money market funds held to their discipline, seeking competitive income through investments in high-quality, short-term securities while retaining an emphasis on capital preservation.

We believe the experiences in the investment markets during the past twelve months have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

2

LETTER TO SHAREHOLDERS continued

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the Financial Industry Regulatory Authority (FINRA).

3

FUND AT A GLANCE
as of January 31, 2008

MANAGEMENT TEAM
Investment Advisor:
• Evergreen Investment Management Company, LLC

Portfolio Managers:
• J. Kellie Allen
• Bryan K. White, CFA
• Sheila Nye

PERFORMANCE AND RETURNS*
Portfolio inception date: 6/26/2001

	Class A	Class S†
Class inception date	6/26/2001	6/26/2001

Nasdaq symbol	EGAXX	N/A

Average annual return

1-year	4.37%	4.06%

5-year	2.45%	2.20%

Since portfolio inception	2.21%	2.00%

7-day annualized yield	3.13%	2.83%

30-day annualized yield	3.50%	3.20%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Class A, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Class S. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

The fund incurs a 12b-1 fee of 0.30% for Class A and 0.60% for Class S.

The advisor is waiving a portion of its advisory fee and reimbursing the fund for a portion of other expenses. Had the fees and expenses not been waived or reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for Classes A and S without which returns for Classes A and S would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

† Effective on the close of business on November 16, 2007, Class S1 was renamed as Class S.

4

FUND AT A GLANCE continued

7-DAY ANNUALIZED YIELD

Class S shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund’s distributor.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Yields are based on net investment income for the stated periods and annualized.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

The yield will fluctuate and there can be no guarantee that the fund will achieve its objective.

All data is as of January 31, 2008, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2007 to January 31, 2008.

The example illustrates your fund’s costs in two ways:

• Actual expenses
The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes
The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	8/1/2007	1/31/2008	Period*

Actual
Class A	$ 1,000.00	$ 1,020.33	$ 3.67
Class S	$ 1,000.00	$ 1,018.79	$ 5.19
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,021.58	$ 3.67
Class S	$ 1,000.00	$ 1,020.06	$ 5.19

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.72% for Class A and 1.02% for Class S), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Year Ended January 31,

CLASS A	2008	2007	2006	2005	2004

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.04	0.04	0.03	0.01	0

Distributions to shareholders from
Net investment income	(0.04)	(0.04)	(0.03)	(0.01)	0[1]

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$ 1.00

Total return	4.37%	4.40%	2.61%	0.68%	0.26%

Ratios and supplemental data
Net assets, end of period (millions)	$986	$613	$645	$901	$2,115
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.72%	0.73%	0.74%	0.88%	0.93%
Expenses excluding waivers/reimbursements and expense reductions	0.87%	0.93%	0.98%	1.08%	1.05%
Net investment income (loss)	4.22%	4.30%	2.50%	0.57%	0.27%

1 Amount represents less than $0.005 per share
..
See Notes to Financial Statements
7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Year Ended January 31,

CLASS S1	2008	2007	2006	2005	2004

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.04	0.04	0.02	0	0

Distributions to shareholders from
Net investment income	(0.04)	(0.04)	(0.02)	0[2]	0[2]

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	4.06%	4.09%	2.30%	0.45%	0.15%

Ratios and supplemental data
Net assets, end of period (millions)	$588	$318	$373	$351	$267
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.02%	1.03%	1.03%	1.10%	1.04%
Expenses excluding waivers/reimbursements and expense reductions	1.17%	1.23%	1.27%	1.32%	1.35%
Net investment income (loss)	3.96%	4.01%	2.34%	0.61%	0.16%

1 Effective on the close of business on November 16, 2007, Class S1 was renamed Class S.
2 Amount represents less than $0.005 per share.

See Notes to Financial Statements
8

SCHEDULE OF INVESTMENTS

January 31, 2008	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS 62.4%
FFCB:
3.02%, 11/14/2008	$ 50,000,000	$ 50,000,000
3.05%, 02/01/2008	60,000,000	60,000,000
3.54%, 12/17/2008	125,000,000	125,000,000
5.30%, 07/23/2008	25,000,000	25,000,000
FRN, 3.00%, 02/01/2008	50,000,000	49,989,023
FHLB:
3.03%, 11/20/2008	90,000,000	90,000,000
4.25%, 06/18/2008	50,000,000	50,000,000
4.30%, 02/22/2008	150,000,000	149,624,188
4.625%, 12/04/2008	50,000,000	50,000,000
4.80%, 02/01/2008	20,000,000	20,004,601
4.87%, 02/01/2008	150,000,000	150,000,000
5.25%, 04/11/2008	22,005,000	22,005,000
FRN:
2.59%, 02/28/2008	18,000,000	18,000,000
2.59%, 02/29/2008 ##	38,800,000	38,800,000
FNMA:
3.07%, 02/01/2008	50,000,000	50,000,000
3.63%, 05/01/2008 #	33,968,000	33,659,740

Total U.S. Government & Agency Obligations (cost $982,082,552)		982,082,552

REPURCHASE AGREEMENTS ^^ 39.3%
Bank of America Corp., 2.75%, maturing 02/01/2008, maturity value
$121,811,926 (1)	121,802,622	121,802,622
Barclays Capital, Inc., 2.83%, maturing 02/01/2008, maturity value
$124,009,748 (2)	124,000,000	124,000,000
Deutsche Bank AG, 2.85%, maturing 02/01/2008, maturity value
$124,009,817 (3)	124,000,000	124,000,000
Greenwich Capital Markets, Inc., 2.80%, maturing 02/01/2008, maturity value
$124,009,644 (4)	124,000,000	124,000,000
HSBC Holdings, plc, 2.90%, maturing 02/01/2008, maturity value
$124,009,989 (5)	124,000,000	124,000,000

Total Repurchase Agreements (cost $617,802,622)		617,802,622

Total Investments (cost $1,599,885,174) 101.7%		1,599,885,174
Other Assets and Liabilities (1.7%)		(25,976,644)

Net Assets 100.0%		$ 1,573,908,530

See Notes to Financial Statements
9

SCHEDULE OF INVESTMENTS continued
January 31, 2008

##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
#	When-issued or delayed delivery security
^^	Collateralized by:
	(1)	$119,464,000 FNMA, 0.00% to 4.625%, 09/26/2008 to 05/01/2013, value including accrued interest is
$124,239,555.
	(2)	$110,910,000 FHLMC, 5.57%, 05/21/2012, value including accrued interest is $113,062,825; $12,095,000 FHLB,
5.25%, 09/12/2014, value including accrued interest is $13,418,173.
	(3)	$54,009,000 FNMA, 5.55% to 6.125%, 02/13/2008 to 09/14/2026, value including accrued interest is
$55,629,396; $50,000,000 FHLMC, 7.53%, 12/27/2021, value including accrued interest is $47,500,000;
$73,500,000 STRIPS, 0.00%, 03/15/2031, value is $23,350,950.
	(4)	$120,375,000 FHLB, 4.875% to 5.00%, 12/11/2009 to 12/13/2013, value including accrued interest is
$126,481,230.
	(5)	$300,000 FAMC, 0.00%, 04/09/2008, value is $298,440; $171,889,000 STRIPS, 0.00%, 02/03/2008 to
04/15/2042, value is $126,182,969.

Summary of Abbreviations
FAMC	Federal Agricultural Mortgage Corporation
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corportation
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
STRIPS	Seperately Traded Registered Interest and Principal Securities

The following table shows the percent of total investments by credit quality as of January 31, 2008 (unaudited):
Tier 1	100.0%

The following table shows the percent of total investments by maturity as of January 31, 2008 (unaudited):
1 day	59.2%
8-60 days	12.9%
61-120 days	3.5%
121-240 days	4.7%
241+ days	19.7%

100.0%

See Notes to Financial Statements
10

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2008

Assets
Investments in securities	$ 982,082,552
Investments in repurchase agreements	617,802,622

Investments at amortized cost	1,599,885,174
Receivable for Fund shares sold	1,217,000
Interest receivable	6,698,921
Prepaid expenses and other assets	3,142

Total assets	1,607,804,237

Liabilities
Dividends payable	10,402
Payable for securities purchased	33,659,740
Payable for Fund shares redeemed	311
Advisory fee payable	11,942
Distribution Plan expenses payable	17,719
Due to other related parties	13,073
Accrued expenses and other liabilities	182,520

Total liabilities	33,895,707

Net assets	$ 1,573,908,530

Net assets represented by
Paid-in capital	$ 1,574,218,864
Overdistributed net investment income	(30,031)
Accumulated net realized losses on investments	(280,303)

Total net assets	$ 1,573,908,530

Net assets consists of
Class A	$ 985,807,183
Class S	588,101,347

Total net assets	$ 1,573,908,530

Shares outstanding (unlimited number of shares authorized)
Class A	986,052,683
Class S	588,166,180

Net asset value per share
Class A	$ 1.00
Class S	$ 1.00

See Notes to Financial Statements
11

STATEMENT OF OPERATIONS

Year Ended January 31, 2008

Investment income
Interest	$ 57,407,988

Expenses
Advisory fee	4,225,979
Distribution Plan expenses
Class A	2,253,111
Class S (a)	2,451,941
Administrative services fee	695,816
Transfer agent fees	1,057,518
Trustees’ fees and expenses	16,338
Printing and postage expenses	84,485
Custodian and accounting fees	267,231
Registration and filing fees	37,769
Professional fees	49,663
Other	77,403

Total expenses	11,217,254
Less: Expense reductions	(29,158)
Fee waivers and expense reimbursements	(1,691,786)

Net expenses	9,496,310

Net investment income	47,911,678

Net realized gains on investments	1,744

Net increase in net assets resulting from operations	$ 47,913,422

(a) Effective at the close of business on November 16, 2007, Class S1 was renamed Class S.

See Notes to Financial Statements

12

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended January 31,

	2008 (a)		2007

Operations
Net investment income	$ 47,911,678		$ 42,820,380
Net realized gains on investments	1,744		6,923

Net increase in net assets resulting
from operations	47,913,422		42,827,303

Distributions to shareholders from
Net investment income
Class A	(31,722,805)		(28,919,734)
Class S	(16,193,426)		(13,998,272)

Total distributions to shareholders	(47,916,231)		(42,918,006)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	4,759,198,392	4,759,198,392	4,658,908,365	4,658,908,365
Class S	3,573,356,288	3,573,356,288	3,012,940,924	3,012,940,924

8,332,554,680			7,671,849,289

Net asset value of shares issued in
reinvestment of distributions
Class A	31,377,559	31,377,559	28,376,388	28,376,388
Class S	16,193,426	16,193,426	13,998,272	13,998,272

47,570,985			42,374,660

Payment for shares redeemed
Class A	(4,418,110,810)	(4,418,110,810)	(4,718,630,300)	(4,718,630,300)
Class S	(3,319,152,023)	(3,319,152,023)	(3,082,141,084)	(3,082,141,084)

(7,737,262,833)			(7,800,771,384)

Net increase (decrease) in net assets
resulting from capital share
transactions	642,862,832		(86,547,435)

Total increase (decrease) in net assets	642,860,023		(86,638,138)
Net assets
Beginning of period	931,048,507		1,017,686,645

End of period	$ 1,573,908,530		$ 931,048,507

Overdistributed net investment
income	$ (30,031)		$ (25,478)

(a) Effective on the close of business on November 16, 2007, Class S1 was renamed Class S.

See Notes to Financial Statements
13

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION
Evergreen U.S. Government Money Market Fund (the “Fund”) is a diversified series of Evergreen Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A and Class S shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares pays an ongoing distribution fee. Effective on the close of business on November 16, 2007, Class S1 was renamed Class S.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments
As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

b. Repurchase agreements
Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. When-issued and delayed delivery transactions
The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

d. Security transactions and investment income
Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

14

NOTES TO FINANCIAL STATEMENTS continued

e. Federal taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions
Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations
Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.40% and declining to 0.30% as average daily net assets increase. For the year ended January 31, 2008, the advisory fee was equivalent to 0.36% of the Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended January 31, 2008, EIMC voluntarily waived its advisory fee in the amount of $811,786 and reimbursed other expenses in the amount of $880,000.

Effective January 1, 2008, EIMC replaced Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, as the administrator to the Fund upon the assignment of the Fund’s Administrative Services Agreement from EIS to EIMC. There were no changes to the services being provided or fees being paid by the Fund. The administrator provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund, starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds and Evergreen Institutional Enhanced Income Fund increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended January 31, 2008, the transfer agent fees were equivalent to an annual rate of 0.09% of the Fund’s average daily net assets.

15

NOTES TO FINANCIAL STATEMENTS continued

4. DISTRIBUTION PLANS
EIS serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 0.60% of the average daily net assets for Class S shares.

5. INVESTMENT TRANSACTIONS
On January 31, 2008, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

As of January 31, 2008, the Fund had $280,303 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2012	2013	2014	2015

$ 5,535	$ 116,744	$ 127,603	$ 30,421

The Fund’s income and excise tax returns and all financial records supporting those returns are subject to examination by the federal, Massachusetts and Delaware revenue authorities for all taxable years beginning after January 31, 2004.

6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended January 31, 2008, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS
As of January 31, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed	Capital Loss	Temporary Book/
Ordinary Income	Carryovers	Tax Differences

$19,138	$280,303	$(49,169)

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.

The tax character of distributions paid were $47,916,231 and $42,918,006 of ordinary income for the years ended January 31, 2008 and January 31, 2007, respectively.

16

NOTES TO FINANCIAL STATEMENTS continued

8. EXPENSE REDUCTIONS
Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES
Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT
The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . During the year ended January 31, 2008, the Fund had no borrowings.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS
Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and paid approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

17

NOTES TO FINANCIAL STATEMENTS continued

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

12. NEW ACCOUNTING PRONOUNCEMENTS
In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

18

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen U.S. Government Money Market Fund, a series of the Evergreen Money Market Trust, as of January 31, 2008 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2008 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen U.S. Government Money Market Fund as of January 31, 2008, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
March 25, 2008

19

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT
Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2007, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen U.S. Government Money Market Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. (See “Certain Fund-Specific Considerations” below for a discussion regarding certain factors considered by the Trustees relating specifically to the Fund.) In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC and any sub-advisors furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2006. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2006.

In spring 2007, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Keil Fiduciary Strategies LLC (“Keil”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Keil. The Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding,

20

ADDITIONAL INFORMATION (unaudited) continued

among other things, brokerage practices of the funds, the use of derivatives by the funds, strategic planning for the funds, analyst and research support available to the portfolio management teams, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2006, and recent changes in compliance personnel at EIMC, including the appointment of a new Chief Compliance Officer for the funds.

21

ADDITIONAL INFORMATION (unaudited) continued

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds generally and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities, LLC, an affiliate of EIMC, from transactions effected by it for the funds. The Trustees also noted that the funds pay sub-transfer agency fees to various financial institutions who hold fund shares in omnibus accounts, and that Wachovia Securities, LLC and its affiliates receive such payments from the funds in respect of client accounts they hold in omnibus arrangements, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. They also considered that Wachovia Securities, LLC and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through it. The Trustees also noted that an affiliate of EIMC receives compensation for serving as a securities lending agent for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates generally provide a comprehensive investment management service to the funds. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

22

ADDITIONAL INFORMATION (unaudited) continued

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive.

Certain Fund-specific considerations. With respect to the Evergreen money market funds, the Trustees noted that they were satisfied with Evergreen’s commitment to the money market fund business and noted that the profitability figures the Trustees had been provided did not necessarily reflect the risk, and ultimately the potential cost, associated with the sponsorship of the money market funds. They noted specifically Wachovia’s recent purchase of securities from certain of the funds and its willingness to support the money market funds during the recent credit crisis.

The Trustees noted that, for the one-, three-, and five-year periods ended December 31, 2006, the Fund’s Class A shares had underperformed the Fund’s benchmark index, the Merrill Lynch Three-Month U.S. Treasury Bill Index, and had performed in the second quintile for the one-year period ended December 31, 2006, and in the third quintile of the mutual funds against which the Trustees compared the Fund’s performance for the three- and five-year periods ended December 31, 2006.

The Trustees noted that the management fee paid by the Fund was lower than the management fees paid by some of the other mutual funds against which the Trustees compared the Fund’s management fee and near the median of that group, and also noted that the level of profitability realized by EIMC in respect of the fee did not appear excessive.

23

ADDITIONAL INFORMATION (unaudited) continued

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

24

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27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Chairman of the Finance Committee, Member of the Executive Committee, and Former
DOB: 10/23/1938	Treasurer, Cambridge College
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix
Trustee	Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington
DOB: 2/14/1939	Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former
Term of office since: 1983	Director, Lincoln Educational Services
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 53 portfolios as of 12/31/2007)

Carol A. Kosel[1]	Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice
Trustee	President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer,
DOB: 12/25/1963	Vestaur Securities Fund
Term of office since: 2008
Other directorships: None

Gerald M. McDonnell	Former Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1988	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M
Trustee	Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications);
DOB: 9/19/1941	Former Consultant, AESC (The Association of Executive Search Consultants)
Term of office since: 1982
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.
Trustee
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC;
Treasurer	Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President,
DOB: 2/5/1974	Evergreen Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30, 2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 93 Evergreen funds as of December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $274 billion in assets as of December 31, 2007, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at **EvergreenInvestments.com**

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the ninth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2007, Evergreen was ranked fifth overall out of 32 participating companies.

565217 rv5 03/2008

Evergreen Investments[SM]
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

565217  rv5    03/2008

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and Patricia B. Norris have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

The following table represents fees for professional audit services rendered by KPMG LLP, for the audits of each of the eight series of the Registrant’s annual financial statements for the fiscal years ended January 31, 2008 and January 31, 2007, and fees billed for other services rendered by KPMG LLP.

	2008	2007
Audit fees	$191,300	$192,400
Audit -related fees	0	0

Audit and audit-related fees	191,300	192,400
Tax fees (1)	0	9,232
Non-audit fees (2)	1,146,987	767,329
All other fees	0	0

Total fees	$1,338,287	$968,961

(1) Tax fees consists of fees for tax consultation, tax compliance and tax review.

(2) Non-audit fees consists of the aggregate fees for non-audit services rendered to the Fund, EIMC (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) and EIS.

Evergreen Funds
Evergreen Income Advantage Fund
Evergreen Managed Income Fund
Evergreen Utilities and High Income Fund
Evergreen International Balanced Income Fund

Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor in order to assure that they do not impair the auditor’s independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the “SEC”) has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of Trustees/Directors has ratified, the Audit and Non-Audit Services Pre Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee (“specified pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC’s rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds’ business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds’ ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor’s independence.

II. Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions of the Audit Committee at its next scheduled meeting.

III. Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor’s report on management’s report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

IV. Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

V. Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

All Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI. All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of the SEC’s prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

VII. Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII. Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the audit committee) of any such services rendered by the independent auditor.

Request or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

The Audit Committee will also review the internal auditor’s annual internal audit plan to determine that the plan provides for the monitoring of the independent auditor’s services.

IX. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds’ investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Money Market Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: March 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
 Dennis H. Ferro,
Principal Executive Officer

Date: March 30, 2008

By: ________________________
Jeremy DePalma
Principal Financial Officer

Date: March 30, 2008